UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2368

Name of Registrant: Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

Item 1: Schedule of Investments

Vanguard GNMA Fund

Schedule of Investments
As of April 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
Conventional Mortgage-Backed Securities (98.2%)
[1,2] Fannie Mae Pool		3.970%	8/1/20	13,638	13,717
[1,2] Fannie Mae Pool		4.000%	8/1/20	16,157	16,227
[1,2] Fannie Mae Pool		4.080%	5/1/21	3,850	3,868
[1,2] Fannie Mae Pool		4.130%	9/1/20	135,765	137,724
[1,2] Fannie Mae Pool		4.151%	10/1/20	122,249	124,299
[1,2] Fannie Mae Pool		4.160%	3/1/21	13,286	13,545
[1,2] Fannie Mae Pool		4.180%	6/1/21	10,779	10,904
[1,2] Fannie Mae Pool		4.200%	6/1/21	16,000	16,200
[1,2] Fannie Mae Pool		4.210%	6/1/21	8,900	9,014
[1,2] Fannie Mae Pool		4.230%	6/1/21	32,400	32,866
[1,2] Fannie Mae Pool		4.260%	6/1/21	22,350	22,738
[1,2] Fannie Mae Pool		4.280%	5/1/21	3,475	3,543
[1,2] Fannie Mae Pool		4.295%	6/1/21	112,000	112,654
[1,2] Fannie Mae Pool		4.320%	4/1/21	3,300	3,393
[1,2] Fannie Mae Pool		4.355%	3/1/20	7,286	7,546
[1,2] Fannie Mae Pool		4.370%	2/1/20–5/1/21	24,729	25,482
[1,2] Fannie Mae Pool		4.390%	5/1/21	10,920	11,210
[1,2] Fannie Mae Pool		4.420%	6/1/21	4,340	4,452
[1,2] Fannie Mae Pool		4.440%	5/1/21	1,600	1,650
[1,2] Fannie Mae Pool		4.480%	5/1/21	4,370	4,518
[1,2] Fannie Mae Pool		4.500%	3/1/20	1,927	2,010
[1,2] Fannie Mae Pool		4.510%	5/1/21	50,039	51,787
[1,2] Fannie Mae Pool		4.530%	6/1/21	27,465	28,366
[1,2] Fannie Mae Pool		4.540%	6/1/21	26,789	27,546
[1,2] Fannie Mae Pool		4.570%	5/1/21	3,000	3,209
[1,2] Fannie Mae Pool		5.500%	1/1/12–1/1/19	11,984	13,067
[1,2] Fannie Mae Pool		6.000%	7/1/22–5/1/41	134	147
[1,2] Freddie Mac Gold Pool		3.500%	1/1/41	172,230	164,050
1	Ginnie Mae I Pool	4.000%	6/15/19–5/1/41	5,767,200	5,866,972
1	Ginnie Mae I Pool	4.500%	5/15/19–5/1/41	8,607,556	9,009,433
1	Ginnie Mae I Pool	5.000%	1/15/30–5/1/41	3,337,683	3,599,444
1	Ginnie Mae I Pool	5.500%	4/15/13–5/1/41	4,767,079	5,233,531
1	Ginnie Mae I Pool	6.000%	10/15/16–4/1/41	2,407,973	2,689,368
1	Ginnie Mae I Pool	6.500%	7/15/12–3/1/41	2,719,435	3,095,366
1	Ginnie Mae I Pool	7.000%	11/15/31–12/15/36	198,956	231,697
1	Ginnie Mae I Pool	7.250%	12/15/26–2/15/27	147	171
1	Ginnie Mae I Pool	7.500%	9/15/16–10/15/31	73,521	85,119
1	Ginnie Mae I Pool	7.750%	2/15/27	147	172
1	Ginnie Mae I Pool	8.000%	6/15/11–8/15/31	32,324	35,960
1	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	7,342	7,964
1	Ginnie Mae I Pool	9.000%	3/15/14–5/15/21	4,984	5,574
1	Ginnie Mae I Pool	9.250%	9/15/16–7/15/17	38	42
1	Ginnie Mae I Pool	9.500%	12/15/13–7/15/22	2,782	3,125
1	Ginnie Mae I Pool	10.000%	2/15/14–7/15/19	127	142
1	Ginnie Mae I Pool	11.000%	7/15/13–2/15/18	4	5
1	Ginnie Mae I Pool	11.500%	1/15/13–8/15/13	17	18
1	Ginnie Mae I Pool	13.500%	12/15/14	4	4
1	Ginnie Mae II Pool	3.500%	4/20/39–5/1/41	374,777	362,970
1	Ginnie Mae II Pool	4.000%	4/20/39–9/20/40	101,404	102,560

1	Ginnie Mae II Pool	4.500%	12/20/32–5/1/41	636,823	665,538
1	Ginnie Mae II Pool	5.000%	10/20/32–8/20/40	2,066,596	2,216,415
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	84,759	92,870
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	380,392	420,682
1	Ginnie Mae II Pool	6.500%	4/20/37–2/20/40	123,516	139,939
1	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	1,400	1,592
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	371	425
1	Ginnie Mae II Pool	8.000%	12/20/15–9/20/16	103	108
1	Ginnie Mae II Pool	8.500%	3/20/16–1/20/17	530	600
1	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	180	206
1	Ginnie Mae II Pool	10.000%	7/20/14–8/20/18	37	42
1	Ginnie Mae II Pool	11.000%	6/20/14–2/20/16	13	14
1	Ginnie Mae II Pool	11.250%	9/20/15–2/20/16	29	33
1	Ginnie Mae II Pool	11.500%	1/20/14–11/20/15	12	14
1	Ginnie Mae II Pool	12.000%	6/20/14–12/20/15	24	26
1	Ginnie Mae II Pool	12.500%	5/20/14–7/20/15	10	12
1	Ginnie Mae II Pool	13.000%	9/20/13–11/20/14	7	8
1	Ginnie Mae II Pool	13.500%	8/20/14–10/20/14	7	7
					34,733,900
Nonconventional Mortgage-Backed Securities (0.9%)
[1,2] Fannie Mae Pool		4.240%	1/1/20	2,750	2,825
[1,2] Fannie Mae Pool		4.430%	3/1/20	2,073	2,153
[1,2] Fannie Mae Pool		4.570%	5/1/19	5,842	6,166
[1,3] Government National Mortgage Assn.		0.413%	2/20/37	24,963	24,641
1	Government National Mortgage Assn.	5.000%	2/16/37-6/16/37	147,637	162,215
1	Government National Mortgage Assn.	5.500%	8/16/36	17,000	18,853
1	Government National Mortgage Assn.	6.000%	10/20/39	98,832	107,335
1	Government National Mortgage Assn.	6.500%	4/20/31	5,003	5,500
					329,688
Total U.S. Government and Agency Obligations (Cost $33,748,116)					35,063,588
Temporary Cash Investments (28.1%)
Repurchase Agreements (22.1%)
	Bank of America Securities, LLC
	(Dated 4/29/11, Repurchase Value
	$785,303,000, collateralized by Federal
	Home Loan Bank 4.805%-4.910%, 4/28/15-
	8/20/15, Federal Home Loan Mortgage
	Corp. 2.227%-7.000%, 7/1/35-3/1/41,
	Federal National Mortgage Assn. 1.513%-
	6.000%, 12/1/23-12/1/44, Government
	National Mortgage Assn. 4.699%-4.761%,
	2/20/61-4/20/61)	0.040%	5/2/11	785,300	785,300
	Barclays Capital Inc.
	(Dated 4/29/11, Repurchase Value
	$858,204,000, collateralized by Federal
	Home Loan Mortgage Corp. 4.000%-
	5.000%, 11/1/40-5/1/41, Federal National
	Mortgage Assn. 3.500%-5.500%, 1/1/26-
	3/1/41)	0.050%	5/2/11	858,200	858,200
	BNP Paribas Securities Corp.
	(Dated 4/29/11, Repurchase Value
	$375,102,000, collateralized by Federal
	Home Loan Mortgage Corp. 4.000%,
	3/1/26-2/1/41, Federal National Mortgage
	Assn. 4.000%-5.500%, 9/1/29-1/1/38)	0.050%	5/2/11	375,100	375,100

Deutsche Bank Securities, Inc.
(Dated 4/29/11, Repurchase Value
$1,054,504,000, collateralized by Federal
National Mortgage Assn. 3.500%-5.500%,
5/1/24-2/1/41)	0.040%	5/2/11	1,054,500	1,054,500
HSBC Bank USA
(Dated 4/29/11, Repurchase Value
$2,809,912,000, collateralized by Federal
National Mortgage Assn. 3.000%-6.500%,
10/1/13-5/1/41)	0.050%	5/2/11	2,809,900	2,809,900
RBS Securities, Inc.
(Dated 4/29/11, Repurchase Value
$769,003,000, collateralized by
Government National Mortgage Assn.
2.500%-12.000%, 9/15/11-4/20/61)	0.050%	5/2/11	769,000	769,000
UBS Securities LLC
(Dated 4/29/11, Repurchase Value
$1,150,606,000, collateralized by Federal
Home Loan Mortgage Corp. 2.476%-
7.000%, 3/1/14-4/1/41, Federal National
Mortgage Assn. 2.547%-7.000%, 8/1/11-
4/1/41)	0.060%	5/2/11	1,150,600	1,150,600
				7,802,600
U.S. Government and Agency Obligations (6.0%)
2 Freddie Mac Discount Notes	0.060%–0.070%	7/25/11	426,308	426,248
United States Treasury Bill	0.020%	7/14/11	1,700,000	1,699,932
				2,126,180
Total Temporary Cash Investments (Cost $9,928,773)				9,928,780
Total Investments (127.2%) (Cost $43,676,889)				44,992,368
Other Assets and Liabilities-Net (-27.2%)[4]				(9,612,756)
Net Assets (100%)				35,379,612

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Cash of $13,077,000, has been segregated as initial margin for open futures contracts.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2011	8,173	990,082	11,019

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	35,063,588	—
Temporary Cash Investments	—	9,928,780	—
Futures Contracts—Assets[1]	1,532	—	—
Total	1,532	44,992,368	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2011, the cost of investment securities for tax purposes was $43,685,316,000. Net unrealized appreciation of investment securities for tax purposes was $1,307,052,000, consisting of unrealized gains of $1,342,084,000 on securities that had risen in value since their purchase and $35,032,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of April 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.9%)
U.S. Government Securities (2.9%)
	United States Treasury Note/Bond	4.875%	7/31/11	78,020	78,947
	United States Treasury Note/Bond	4.000%	11/15/12	69,315	73,138
	United States Treasury Note/Bond	4.250%	8/15/13	56,900	61,506
	United States Treasury Note/Bond	2.250%	5/31/14	92,825	96,161
	United States Treasury Note/Bond	4.250%	8/15/15	75,000	83,133
Total U.S. Government and Agency Obligations (Cost $380,255)					392,885
Corporate Bonds (94.3%)
Finance (13.7%)
	Banking (1.9%)
	BankAmerica Capital II	8.000%	12/15/26	14,590	14,918
1	LBG Capital No.1 plc	7.875%	11/1/20	141,705	141,138
1	Lloyds TSB Bank plc	6.500%	9/14/20	82,240	83,625
	NB Capital Trust IV	8.250%	4/15/27	24,250	24,863

	Finance Companies (9.4%)
	Ally Financial Inc.	8.300%	2/12/15	74,645	83,789
	Ally Financial Inc.	8.000%	3/15/20	106,050	119,041
1	Ally Financial Inc.	7.500%	9/15/20	67,975	74,433
	Ally Financial Inc.	8.000%	11/1/31	37,015	41,549
2	CIT Group Inc.	7.000%	5/1/13	5,648	5,761
	CIT Group Inc.	7.000%	5/1/14	16,147	16,429
	CIT Group Inc.	7.000%	5/1/15	16,147	16,369
	CIT Group Inc.	7.000%	5/1/16	98,911	99,777
	CIT Group Inc.	7.000%	5/1/17	170,406	171,897
^,1 CIT Group Inc.		6.625%	4/1/18	120,655	128,497
1	International Lease Finance Corp.	6.500%	9/1/14	37,670	40,024
[1,3] International Lease Finance Corp.		8.875%	9/15/15	41,880	46,801
1	International Lease Finance Corp.	6.750%	9/1/16	42,895	45,898
[1,3] International Lease Finance Corp.		9.000%	3/15/17	38,820	44,158
1	International Lease Finance Corp.	7.125%	9/1/18	45,485	49,237
	International Lease Finance Corp.	8.250%	12/15/20	41,371	46,439
1	Provident Funding Associates LP / PFG
	Finance Corp.	10.250%	4/15/17	48,700	54,422
	SLM Corp.	6.250%	1/25/16	80,090	84,967
	SLM Corp.	8.450%	6/15/18	44,100	50,113
	SLM Corp.	8.000%	3/25/20	58,325	64,572

	Insurance (2.2%)
2	Hartford Financial Services Group Inc.	8.125%	6/15/38	94,960	106,565
1	Liberty Mutual Group Inc.	7.800%	3/15/37	55,515	56,348
[1,2] Metlife Capital Trust IV		7.875%	12/15/67	46,910	52,187
[1,2] MetLife Capital Trust X		9.250%	4/8/68	33,000	41,250
	Provident Cos. Inc.	7.000%	7/15/18	27,310	30,508
	Unum Group	6.750%	12/15/28	16,145	15,728
	Unum Group	7.375%	6/15/32	6,295	6,240

	Other Finance (0.2%)
	Lender Processing Services Inc.	8.125%	7/1/16	25,715	26,551
					1,884,094
Industrial (72.2%)
	Basic Industry (7.7%)
	Arch Coal Inc.	8.750%	8/1/16	14,090	15,781
	Arch Coal Inc.	7.250%	10/1/20	16,105	17,353
	Arch Western Finance LLC	6.750%	7/1/13	9,301	9,371
	Ashland Inc.	9.125%	6/1/17	24,880	28,736
	Cascades Inc.	7.750%	12/15/17	32,775	34,987
	Cascades Inc.	7.875%	1/15/20	10,620	11,390
[3,4] CDW Extended Bank Loan		4.500%	7/15/17	64,333	64,344
	Celanese US Holdings LLC	6.625%	10/15/18	11,265	11,828
	CF Industries Inc.	6.875%	5/1/18	21,795	24,465
	CF Industries Inc.	7.125%	5/1/20	27,670	31,613
1	Chemtura Corp.	7.875%	9/1/18	11,380	12,234
[3,4] CIT Group Inc. Bank Loan		6.250%	8/11/15	9,756	9,892
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	28,965	31,572
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	17,600	19,580
	Consol Energy Inc.	8.000%	4/1/17	34,455	38,073
	Consol Energy Inc.	8.250%	4/1/20	49,305	54,852
[3,4] First Data Corp.		2.963%	9/24/14	4,320	4,100
1	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	49,525	52,342
1	FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	9,720	9,917
1	FMG Resources August 2006 Pty Ltd.	6.875%	2/1/18	48,750	51,236
[3,4] Freescale Semiconductor, Inc. Bank Loan		4.493%	12/1/16	58,306	58,296
1	Georgia-Pacific LLC	7.125%	1/15/17	78,040	83,308
1	Georgia-Pacific LLC	5.400%	11/1/20	20,130	20,296
	Georgia-Pacific LLC	8.000%	1/15/24	17,955	20,693
1	KRATON Polymers LLC/KRATON Polymers
	Capital Corp.	6.750%	3/1/19	4,600	4,681
1	Lyondell Chemical Co.	8.000%	11/1/17	46,851	52,239
	Methanex Corp.	8.750%	8/15/12	28,910	31,006
	Neenah Paper Inc.	7.375%	11/15/14	20,108	20,410
	Novelis Inc.	8.375%	12/15/17	37,875	41,662
	Novelis Inc.	8.750%	12/15/20	34,065	38,068
	Solutia Inc.	8.750%	11/1/17	10,365	11,453
1	Vedanta Resources plc	8.750%	1/15/14	9,725	10,556
1	Vedanta Resources plc	9.500%	7/18/18	52,840	58,611
	Weyerhaeuser Co.	7.375%	10/1/19	37,950	43,545
	Weyerhaeuser Co.	7.375%	3/15/32	26,800	29,046

	Capital Goods (6.0%)
1	Ardagh Packaging Finance plc	7.375%	10/15/17	16,125	17,297
	Ball Corp.	7.125%	9/1/16	3,380	3,693
	Ball Corp.	6.625%	3/15/18	18,800	19,364
	Ball Corp.	7.375%	9/1/19	4,890	5,306
	BE Aerospace Inc.	6.875%	10/1/20	37,830	39,769
1	Bombardier Inc.	7.500%	3/15/18	32,985	36,531
1	Bombardier Inc.	7.750%	3/15/20	33,085	37,055
1	Building Materials Corp. of America	6.875%	8/15/18	14,580	14,908
1	Building Materials Corp. of America	6.750%	5/1/21	19,490	19,734
	Case New Holland Inc.	7.750%	9/1/13	23,465	25,606
1	Case New Holland Inc.	7.875%	12/1/17	85,665	95,945
1	Cemex Finance LLC	9.500%	12/14/16	61,020	64,927

1	Crown Americas LLC / Crown Americas
	Capital Corp. III	6.250%	2/1/21	34,000	34,935
1	Fibria Overseas Finance Ltd.	7.500%	5/4/20	83,061	91,944
1	Huntington Ingalls Industries Inc.	6.875%	3/15/18	27,210	28,570
1	Huntington Ingalls Industries Inc.	7.125%	3/15/21	25,350	26,617
	Masco Corp.	6.125%	10/3/16	7,785	8,016
	Masco Corp.	5.850%	3/15/17	6,819	6,858
	Masco Corp.	6.625%	4/15/18	3,895	3,979
	Masco Corp.	7.125%	3/15/20	16,791	17,421
	Owens Corning	9.000%	6/15/19	39,840	47,459
1	Pinafore LLC / Pinafore Inc.	9.000%	10/1/18	20,575	22,530
1	Reynolds Group Issuer Inc / Reynolds Group
	Issuer LLC / Reynolds Group Issuer
	Luxembourg SA	7.750%	10/15/16	73,325	77,908
1	Reynolds Group Issuer Inc / Reynolds Group
	Issuer LLC / Reynolds Group Issuer
	Luxembourg SA	7.125%	4/15/19	43,750	45,609
	United Rentals North America Inc.	10.875%	6/15/16	29,190	33,933

	Communication (16.9%)
	Belo Corp.	8.000%	11/15/16	9,750	10,725
	Cablevision Systems Corp.	8.625%	9/15/17	51,205	57,350
	Cablevision Systems Corp.	7.750%	4/15/18	8,085	8,813
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	7.250%	10/30/17	33,505	35,599
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	7.875%	4/30/18	38,955	42,071
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	7.000%	1/15/19	30,985	32,302
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	8.125%	4/30/20	39,455	43,894
	Cenveo Corp.	8.875%	2/1/18	48,750	48,750
1	Cequel Communications Holdings I LLC and
	Cequel Capital Corp.	8.625%	11/15/17	59,365	63,521
	Cincinnati Bell Inc.	8.250%	10/15/17	48,625	49,354
	Cincinnati Bell Inc.	8.750%	3/15/18	55,315	53,172
	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	9,115	10,118
	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	48,120	53,413
[3,4] Commscope, Inc. Bank Loan		5.000%	1/14/18	733	740
[3,4] Commscope, Inc. Bank Loan		5.000%	1/14/18	6,593	6,657
	Cricket Communications Inc.	7.750%	5/15/16	24,260	25,958
	Cricket Communications Inc.	7.750%	10/15/20	97,250	99,317
	CSC Holdings LLC	8.500%	4/15/14	20,540	22,953
^	CSC Holdings LLC	7.875%	2/15/18	29,580	32,834
	CSC Holdings LLC	7.625%	7/15/18	79,045	86,752
	CSC Holdings LLC	8.625%	2/15/19	10,520	12,151
1	eAccess Ltd.	8.250%	4/1/18	16,850	16,976
	Frontier Communications Corp.	8.250%	5/1/14	56,450	62,377
	Frontier Communications Corp.	7.875%	4/15/15	6,910	7,480
	Frontier Communications Corp.	8.250%	4/15/17	20,535	22,280
	Frontier Communications Corp.	8.125%	10/1/18	58,200	62,856
	Frontier Communications Corp.	8.500%	4/15/20	24,495	26,455
	Frontier Communications Corp.	8.750%	4/15/22	14,585	15,715
	GCI Inc.	7.250%	2/15/14	52,885	53,678
1	Inmarsat Finance plc	7.375%	12/1/17	14,580	15,418
	Intelsat Jackson Holdings SA	9.500%	6/15/16	6,705	7,057
1	Intelsat Jackson Holdings SA	7.250%	4/1/19	39,890	40,588
	Intelsat Jackson Holdings SA	8.500%	11/1/19	14,265	15,335

1	Intelsat Jackson Holdings SA	7.250%	10/15/20	107,065	107,868
1	Intelsat Jackson Holdings SA	7.500%	4/1/21	33,900	34,578
	Interpublic Group of Cos. Inc.	10.000%	7/15/17	26,670	31,737
	Lamar Media Corp.	6.625%	8/15/15	18,680	19,077
	Lamar Media Corp.	7.875%	4/15/18	11,890	12,752
	Liberty Media LLC	8.500%	7/15/29	14,595	14,340
^	Liberty Media LLC	8.250%	2/1/30	46,115	45,077
^	Mediacom Broadband LLC / Mediacom
	Broadband Corp.	8.500%	10/15/15	47,845	49,878
5	MediaNews Group Inc.	6.875%	10/1/13	26,317	3
	MetroPCS Wireless Inc.	7.875%	9/1/18	45,685	49,111
	MetroPCS Wireless Inc.	6.625%	11/15/20	75,800	75,989
1	Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	43,400	46,763
	NII Capital Corp.	7.625%	4/1/21	19,445	20,417
	Quebecor Media Inc.	7.750%	3/15/16	48,600	50,605
2	Quebecor Media Inc.	7.750%	3/15/16	49,585	51,630
	Qwest Communications International Inc.	7.500%	2/15/14	43,490	44,251
	Qwest Communications International Inc.	8.000%	10/1/15	29,865	32,702
	Qwest Communications International Inc.	7.125%	4/1/18	26,445	28,693
	Qwest Corp.	6.875%	9/15/33	24,815	24,133
	SBA Telecommunications Inc.	8.000%	8/15/16	19,855	21,667
	SBA Telecommunications Inc.	8.250%	8/15/19	23,260	25,790
1	Sinclair Television Group Inc.	9.250%	11/1/17	31,400	35,168
	Sprint Capital Corp.	6.900%	5/1/19	24,395	25,554
	Sprint Nextel Corp.	6.000%	12/1/16	31,700	32,175
	Videotron Ltee	9.125%	4/15/18	25,380	28,489
	Virgin Media Secured Finance plc	6.500%	1/15/18	24,300	26,746
1	Wind Acquisition Finance SA	11.750%	7/15/17	75,775	88,187
	Windstream Corp.	8.125%	8/1/13	11,565	12,707
	Windstream Corp.	8.625%	8/1/16	22,955	24,275
	Windstream Corp.	7.875%	11/1/17	42,820	46,353
	Windstream Corp.	8.125%	9/1/18	22,355	24,032
	Windstream Corp.	7.000%	3/15/19	9,720	9,963
	Windstream Corp.	7.750%	10/15/20	38,950	41,482

	Consumer Cyclical (13.3%)
	AMC Entertainment Inc.	8.000%	3/1/14	23,190	23,422
	AMC Entertainment Inc.	8.750%	6/1/19	42,420	45,814
[3,4] Burger King Corp. Term Loan B Bank Loan		4.500%	10/19/16	43,144	43,091
1	CityCenter Holdings LLC / CityCenter Finance
	Corp.	7.625%	1/15/16	47,509	49,528
	Ford Motor Co.	6.625%	10/1/28	24,310	24,432
	Ford Motor Co.	7.450%	7/16/31	12,645	14,384
	Ford Motor Credit Co. LLC	7.000%	10/1/13	124,665	134,950
	Ford Motor Credit Co. LLC	8.000%	12/15/16	47,520	54,886
	Ford Motor Credit Co. LLC	6.625%	8/15/17	34,755	38,144
	Ford Motor Credit Co. LLC	5.000%	5/15/18	48,255	48,195
	Ford Motor Credit Co. LLC	8.125%	1/15/20	55,475	65,599
	Goodyear Tire & Rubber Co.	10.500%	5/15/16	9,690	10,974
^	Goodyear Tire & Rubber Co.	8.250%	8/15/20	44,470	49,473
	Hanesbrands Inc.	8.000%	12/15/16	22,835	24,890
	Hanesbrands Inc.	6.375%	12/15/20	32,850	32,686
	Host Hotels & Resorts LP	6.875%	11/1/14	41,280	42,622
	Host Hotels & Resorts LP	6.375%	3/15/15	24,315	24,923
	Host Hotels & Resorts LP	6.750%	6/1/16	7,790	8,024
	Host Hotels & Resorts LP	6.000%	11/1/20	58,225	57,643
	Levi Strauss & Co.	7.625%	5/15/20	26,695	26,895
	Limited Brands, Inc.	8.500%	6/15/19	4,860	5,577

	Limited Brands, Inc.	7.000%	5/1/20	22,210	23,598
	Ltd Brands Inc.	6.625%	4/1/21	37,635	38,952
	Macy's Retail Holdings Inc.	7.450%	7/15/17	23,820	27,065
	Macy's Retail Holdings Inc.	7.000%	2/15/28	15,385	15,673
	Macy's Retail Holdings Inc.	6.700%	9/15/28	9,140	8,854
	Macy's Retail Holdings Inc.	6.900%	4/1/29	20,583	20,609
	Macy's Retail Holdings Inc.	6.700%	7/15/34	9,285	9,227
^	MGM Resorts International	6.750%	9/1/12	16,575	16,906
	MGM Resorts International	10.375%	5/15/14	35,945	41,561
	MGM Resorts International	11.125%	11/15/17	18,780	21,926
	MGM Resorts International	9.000%	3/15/20	28,925	32,179
1	NAI Entertainment Holdings LLC	8.250%	12/15/17	6,446	6,946
	Navistar International Corp.	8.250%	11/1/21	56,000	62,300
1	Palace Entertainment Holdings LLC / Palace
	Entertainment Holdings Corp.	8.875%	4/15/17	6,065	6,262
	Phillips-Van Heusen Corp.	7.375%	5/15/20	25,435	27,470
1	QVC Inc.	7.500%	10/1/19	68,345	72,787
	Rite Aid Corp.	9.750%	6/12/16	23,335	26,310
	Rite Aid Corp.	10.375%	7/15/16	25,280	27,492
^	Rite Aid Corp.	7.500%	3/1/17	22,610	23,034
^	Rite Aid Corp.	8.000%	8/15/20	29,250	31,444
	Royal Caribbean Cruises Ltd.	11.875%	7/15/15	24,250	29,827
	Service Corp. International/US	7.375%	10/1/14	12,605	13,865
	Service Corp. International/US	6.750%	4/1/16	22,998	24,665
	Service Corp. International/US	7.000%	6/15/17	38,900	42,109
	Service Corp. International/US	7.625%	10/1/18	35,040	38,982
	Tenneco Inc.	7.750%	8/15/18	8,215	8,687
	Tenneco Inc.	6.875%	12/15/20	29,075	29,802
1	TRW Automotive Inc.	7.000%	3/15/14	82,555	90,604
1	TRW Automotive Inc.	7.250%	3/15/17	44,280	48,708
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	11/1/17	34,000	37,230
^	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	14,590	15,921
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	68,200	74,679

	Consumer Noncyclical (13.8%)
	American Stores Co.	7.900%	5/1/17	4,860	4,763
	ARAMARK Corp.	8.500%	2/1/15	98,490	102,676
1	ARAMARK Holdings Corp.	8.625%	5/1/16	11,345	11,600
1	BFF International Ltd.	7.250%	1/28/20	58,475	64,112
	Bio-Rad Laboratories Inc.	8.000%	9/15/16	12,800	14,160
	Biomet Inc.	10.000%	10/15/17	62,020	68,610
	Biomet Inc.	11.625%	10/15/17	16,995	19,289
	CHS/Community Health Systems Inc.	8.875%	7/15/15	118,160	120,671
	Constellation Brands Inc.	7.250%	9/1/16	65,188	71,544
	Constellation Brands Inc.	7.250%	5/15/17	26,605	28,933
	DaVita Inc.	6.375%	11/1/18	35,482	36,280
	DaVita Inc.	6.625%	11/1/20	21,385	21,946
[3,4] Del Monte Foods Co. Term Loan Bank Loan		4.500%	0/0/0	25,560	25,664
	Elan Finance PLC / Elan Finance Corp.	8.875%	12/1/13	47,530	49,491
	Elan Finance PLC / Elan Finance Corp.	8.750%	10/15/16	34,720	37,107
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	38,975	38,049
1	Fresenius US Finance II Inc.	9.000%	7/15/15	28,475	32,533
	HCA Inc.	5.750%	3/15/14	9,135	9,340
	HCA Inc.	6.375%	1/15/15	96,955	100,106
	HCA Inc.	6.500%	2/15/16	69,575	71,662

	HCA Inc.	9.250%	11/15/16	99,230	106,424
	HCA Inc.	9.875%	2/15/17	37,945	42,309
	HCA Inc.	8.500%	4/15/19	23,905	26,564
	HCA Inc.	7.690%	6/15/25	4,510	4,268
1	Hypermarcas SA	6.500%	4/20/21	33,315	33,562
	IASIS Healthcare LLC / IASIS Capital Corp.	8.750%	6/15/14	36,960	37,699
1	IMS Health Inc.	12.500%	3/1/18	76,475	91,196
1	LifePoint Hospitals Inc.	6.625%	10/1/20	17,460	18,202
1	Mylan Inc./PA	6.000%	11/15/18	63,050	64,469
1	Pernod-Ricard SA	5.750%	4/7/21	13,495	13,897
	Smithfield Foods Inc.	10.000%	7/15/14	28,070	33,193
1	STHI Holding Corp.	8.000%	3/15/18	8,660	9,050
	SUPERVALU Inc.	7.500%	11/15/14	47,130	48,426
	Tenet Healthcare Corp.	9.250%	2/1/15	8,760	9,592
	Tenet Healthcare Corp.	9.000%	5/1/15	43,890	47,621
	Tenet Healthcare Corp.	10.000%	5/1/18	19,525	22,454
	Tenet Healthcare Corp.	8.875%	7/1/19	63,575	71,840
	Tyson Foods Inc.	10.500%	3/1/14	23,660	28,392
	Tyson Foods Inc.	6.850%	4/1/16	47,695	52,882
1	Valeant Pharmaceuticals International	6.500%	7/15/16	34,265	34,179
1	Valeant Pharmaceuticals International	6.750%	10/1/17	13,600	13,566
1	Valeant Pharmaceuticals International	7.000%	10/1/20	14,550	14,332
1	Valeant Pharmaceuticals International	6.750%	8/15/21	36,030	34,904
1	Warner Chilcott Co. LLC / Warner Chilcott
	Finance LLC	7.750%	9/15/18	93,262	98,391

	Energy (6.1%)
	Chesapeake Energy Corp.	9.500%	2/15/15	15,900	19,120
	Chesapeake Energy Corp.	6.500%	8/15/17	28,700	31,355
	Denbury Resources Inc.	8.250%	2/15/20	19,004	21,094
	Denbury Resources Inc.	6.375%	8/15/21	12,445	12,818
	Encore Acquisition Co.	9.500%	5/1/16	37,295	42,050
^,1 Expro Finance Luxembourg SCA		8.500%	12/15/16	70,410	68,493
1	Harvest Operations Corp.	6.875%	10/1/17	26,290	27,506
	Hornbeck Offshore Services Inc.	6.125%	12/1/14	36,695	37,062
	Hornbeck Offshore Services Inc.	8.000%	9/1/17	16,565	17,103
	Newfield Exploration Co.	6.625%	4/15/16	23,985	24,825
	Newfield Exploration Co.	7.125%	5/15/18	56,260	60,198
	Offshore Group Investments Ltd.	11.500%	8/1/15	50,397	56,258
	Peabody Energy Corp.	7.375%	11/1/16	69,675	78,733
	Peabody Energy Corp.	7.875%	11/1/26	47,685	53,526
	Petrohawk Energy Corp.	10.500%	8/1/14	17,720	20,312
	Petrohawk Energy Corp.	7.875%	6/1/15	11,730	12,434
1	Petroplus Finance Ltd.	6.750%	5/1/14	26,700	26,166
	Pioneer Natural Resources Co.	5.875%	7/15/16	35,730	37,874
	Pioneer Natural Resources Co.	6.650%	3/15/17	68,845	75,213
	Pioneer Natural Resources Co.	6.875%	5/1/18	38,405	41,765
	Pioneer Natural Resources Co.	7.200%	1/15/28	12,855	13,433
	Pride International Inc.	6.875%	8/15/20	21,566	24,801
	Range Resources Corp.	7.500%	10/1/17	19,450	20,617
	Range Resources Corp.	6.750%	8/1/20	13,580	14,531

	Other Industrial (0.5%)
	Virgin Media Finance plc	9.500%	8/15/16	43,375	49,664
	Virgin Media Finance plc	8.375%	10/15/19	14,560	16,417

	Technology (6.6%)
	Brocade Communications Systems Inc.	6.625%	1/15/18	9,355	9,905

	Brocade Communications Systems Inc.	6.875%	1/15/20	9,110	9,884
1	CDW LLC / CDW Finance Corp.	8.000%	12/15/18	38,650	41,162
1	CommScope Inc.	8.250%	1/15/19	48,700	51,257
	Equinix Inc.	8.125%	3/1/18	35,120	38,017
	Fidelity National Information Services Inc.	7.625%	7/15/17	17,280	18,835
	Fidelity National Information Services Inc.	7.875%	7/15/20	13,825	15,242
[3,4] First Data 2018 Dollar Term Loan		4.213%	9/24/14	48,433	45,907
[3,4] First Data Corp.		2.963%	9/24/14	834	792
1	First Data Corp.	7.375%	6/15/19	9,905	9,992
1	First Data Corp.	8.250%	1/15/21	75,700	75,322
^	Freescale Semiconductor Inc.	8.875%	12/15/14	39,870	41,465
1	Freescale Semiconductor Inc.	10.125%	3/15/18	57,255	64,984
1	Freescale Semiconductor Inc.	9.250%	4/15/18	29,155	32,216
	Iron Mountain Inc.	8.000%	6/15/20	22,340	23,290
	Iron Mountain Inc.	8.375%	8/15/21	43,695	46,590
	Jabil Circuit Inc.	7.750%	7/15/16	10,690	12,133
	Jabil Circuit Inc.	8.250%	3/15/18	8,745	10,035
	Jabil Circuit Inc.	5.625%	12/15/20	8,580	8,580
1	Seagate HDD Cayman	6.875%	5/1/20	64,225	65,188
	Seagate Technology HDD Holdings	6.800%	10/1/16	33,035	35,182
1	Seagate Technology International/Cayman
	Islands	10.000%	5/1/14	46,912	54,887
^,1 Sorenson Communications Inc.		10.500%	2/1/15	46,240	34,333
	SunGard Data Systems Inc.	10.250%	8/15/15	37,162	39,020
1	SunGard Data Systems Inc.	7.375%	11/15/18	53,005	54,728
1	SunGard Data Systems Inc.	7.625%	11/15/20	44,011	45,661
1	Unisys Corp.	12.750%	10/15/14	20,676	24,398

	Transportation (1.3%)
2	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	28,154	29,421
2	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	20,342	20,342
^	Hertz Corp.	8.875%	1/1/14	7,124	7,302
1	Hertz Corp.	6.750%	4/15/19	66,675	68,508
1	Hertz Corp.	7.375%	1/15/21	48,250	51,145
					9,905,166
Utilities (8.4%)
	Electric (6.0%)
	AES Corp.	7.750%	10/15/15	44,790	48,933
	AES Corp.	8.000%	10/15/17	45,766	49,770
	AES Corp.	8.000%	6/1/20	19,980	21,828
1	Calpine Corp.	7.250%	10/15/17	121,118	126,568
1	Calpine Corp.	7.500%	2/15/21	48,550	51,342
^	Energy Future Holdings Corp.	5.550%	11/15/14	12,175	10,683
	Energy Future Holdings Corp.	6.500%	11/15/24	24,165	13,049
	Energy Future Holdings Corp.	6.550%	11/15/34	24,000	12,720
	GenOn Energy Inc.	7.875%	6/15/17	19,975	20,175
2	Homer City Funding LLC	8.734%	10/1/26	48,448	42,877
1	Intergen NV	9.000%	6/30/17	57,635	62,390
1	Ipalco Enterprises Inc.	7.250%	4/1/16	11,985	13,064
2	Midwest Generation LLC	8.560%	1/2/16	8,672	8,867
	NRG Energy Inc.	7.375%	2/1/16	102,485	106,328
	NRG Energy Inc.	7.375%	1/15/17	89,225	93,352
1	Texas Competitive Electric Holdings Co. LLC /
	TCEH Finance Inc.	11.500%	10/1/20	58,620	60,085

[3,4] Texas Competitive Electric Holdings Co., LLC
	Bank Loan	4.736%	10/10/17	97,049	82,637

	Natural Gas (2.4%)
	El Paso Corp.	7.000%	6/15/17	21,395	23,749
	El Paso Corp.	7.250%	6/1/18	66,150	74,501
	El Paso Corp.	6.500%	9/15/20	36,085	39,152
	Energy Transfer Equity LP	7.500%	10/15/20	78,360	85,804
1	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	38,310	37,544
1	Kinder Morgan Finance Co. LLC	6.000%	1/15/18	45,785	47,616
	Kinder Morgan Finance Co. ULC	5.700%	1/5/16	15,000	15,788
1	NGPL PipeCo LLC	7.119%	12/15/17	9,755	10,743

					1,159,565
Total Corporate Bonds (Cost $12,015,992)					12,948,825
					Market
					Value
		Coupon		Shares	($000)
Preferred Stocks (1.0%)
	Citigroup Capital XIII Pfd. (Cost $122,240)	7.875%		4,765,000	132,467
Temporary Cash Investments (2.2%)
Money Market Fund (1.1%)
[6,7] Vanguard Market Liquidity Fund		0.179%		154,712,655	154,713
				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (1.1%)
	Bank of America Securities, LLC
	(Dated 4/29/11, Repurchase Value
	$151,101,000, collateralized by Federal
	Home Loan Mortgage Corp. 2.899%,
	1/1/41, Federal National Mortgage Assn.
	3.031%-3.297%, 12/1/40-4/1/41, and
	Government National Mortgage Assn.
	4.859%, 4/20/61)	0.040%	5/2/11	151,100	151,100
Total Temporary Cash Investments (Cost $305,813)					305,813
Total Investments (100.4%) (Cost $12,824,300)					13,779,990
Other Assets and Liabilities-Net (-0.4%)[7]					(53,640)
Net Assets (100%)					13,726,350

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $151,365,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $4,329,190,000, representing 31.5% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30, 2011, the aggregate value of these securities was $342,120,000, representing 2.5% of net assets.
5 Non-income-producing security--security in default.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $154,713,000 of collateral received for securities on loan.

High-Yield Corporate Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	392,885	—
Corporate Bonds	—	12,948,822	3
Preferred Stocks	132,467	—	—
Temporary Cash Investments	154,713	151,100	—
Total	287,180	13,492,807	3

There were no changes in investments valued based on Level 3 inputs during the three months ended April 30, 2011.

C. At April 30, 2011, the cost of investment securities for tax purposes was $12,824,300,000. Net unrealized appreciation of investment securities for tax purposes was $955,690,000, consisting of unrealized gains of $1,021,160,000 on securities that had risen in value since their purchase and $65,470,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2011

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.7%)
U.S. Government Securities (5.6%)
United States Treasury Note/Bond	0.875%	5/31/11	7,600	7,605
United States Treasury Note/Bond	1.375%	2/15/13	9,000	9,135
United States Treasury Note/Bond	0.625%	2/28/13	25,000	25,035
United States Treasury Note/Bond	1.375%	5/15/13	75,000	76,125
United States Treasury Note/Bond	1.250%	2/15/14	21,830	22,021
United States Treasury Note/Bond	1.250%	4/15/14	63,347	63,812
United States Treasury Note/Bond	1.875%	4/30/14	100,000	102,516
United States Treasury Note/Bond	2.250%	5/31/14	1,200	1,243
1	United States Treasury Note/Bond	2.625%	6/30/14	13,010	13,626
United States Treasury Note/Bond	4.125%	5/15/15	28,000	30,861
United States Treasury Note/Bond	1.250%	8/31/15	55,310	54,325
United States Treasury Note/Bond	1.250%	9/30/15	50,000	49,008
United States Treasury Note/Bond	9.875%	11/15/15	9,000	12,227
United States Treasury Note/Bond	2.250%	3/31/16	59,896	60,785
United States Treasury Note/Bond	2.375%	3/31/16	2,000	2,042
United States Treasury Note/Bond	2.000%	4/30/16	109,335	109,489
2	United States Treasury Note/Bond	2.625%	4/30/16	4,700	4,848
United States Treasury Note/Bond	2.875%	3/31/18	65,000	65,955
2	United States Treasury Note/Bond	2.750%	2/15/19	6,395	6,340
United States Treasury Note/Bond	3.625%	8/15/19	1,530	1,604
United States Treasury Note/Bond	3.375%	11/15/19	32,810	33,635
United States Treasury Note/Bond	3.625%	2/15/21	50,000	51,399
803,636
Agency Notes (0.1%)
[3,4] Federal Home Loan Mortgage Corp.	0.163%	2/2/12	10,650	10,636
10,636
Nonconventional Mortgage-Backed Securities (0.0%)
3,4,5Freddie Mac Non Gold Pool	2.625%	8/1/32	660	688
3,4,5Freddie Mac Non Gold Pool	3.018%	9/1/32	273	282
970
Total U.S. Government and Agency Obligations (Cost $807,158)	815,242
Asset-Backed/Commercial Mortgage-Backed Securities (13.4%)
[5,6] Ally Auto Receivables Trust	2.690%	2/15/17	3,250	3,290
[5,6] Ally Master Owner Trust	3.470%	4/15/15	3,900	4,033
[5,6] Ally Master Owner Trust	3.870%	4/15/15	1,800	1,872
[5,6] Ally Master Owner Trust	4.250%	4/15/17	3,100	3,297
[5,6] Ally Master Owner Trust	4.590%	4/15/17	3,280	3,531
[4,5] Ally Master Owner Trust	1.289%	8/15/17	43,450	44,012
4,5,6Ally Master Owner Trust	1.769%	8/15/17	8,100	8,319
4,5,6Ally Master Owner Trust	2.169%	8/15/17	6,160	6,394
4,5,6American Express Credit Account Master
Trust	0.499%	12/15/13	1,500	1,500
4,5,6American Express Credit Account Master
Trust	0.499%	3/17/14	1,500	1,499
4,5,6American Express Credit Account Master
Trust	0.489%	9/15/14	450	449

4,5,6American Express Credit Account Master
	Trust	0.639%	1/15/15	1,160	1,157
4,5	American Express Credit Account Master
	Trust	1.319%	3/15/16	1,500	1,522
4,5	American Express Credit Account Master
	Trust	1.319%	3/15/16	930	944
4,5	American Express Credit Account Master
	Trust	1.319%	4/15/16	1,000	1,015
4,5,6American Express Credit Account Master
	Trust	0.889%	12/15/16	1,000	996
[5,6] Americold LLC Trust		4.954%	1/14/29	1,150	1,190
[5,6] Americold LLC Trust		6.030%	1/14/29	3,500	3,768
[5,6] Americold LLC Trust		6.811%	1/14/29	5,540	6,162
5	Americredit Prime Automobile Receivable	2.900%	12/15/14	1,480	1,519
4,5,6Arkle Master Issuer PLC		1.564%	5/17/60	60,370	60,168
4,5,6Arran Residential Mortgages Funding PLC		1.714%	5/16/47	8,640	8,650
4,5,6Arran Residential Mortgages Funding PLC		1.787%	11/19/47	11,900	11,900
6	BA Covered Bond Issuer	5.500%	6/14/12	11,000	11,471
[4,5] BA Credit Card Trust		0.509%	6/16/14	2,205	2,196
5	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	24,950	27,504
[4,5] Banc of America Commercial Mortgage Inc.		5.826%	4/10/49	26,887	29,149
[4,5] Banc of America Commercial Mortgage Inc.		6.394%	2/10/51	31,812	35,645
4,5,6Bank of America Student Loan Trust		1.074%	2/25/43	32,645	32,676
[4,5] Bank One Issuance Trust		1.019%	2/15/17	1,200	1,194
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.906%	6/11/40	35,740	39,306
5	Bear Stearns Commercial Mortgage
	Securities	4.945%	2/11/41	7,056	7,164
5	Bear Stearns Commercial Mortgage
	Securities	4.254%	7/11/42	520	521
5	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	13,000	13,388
5	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/13/50	11,900	12,384
[4,5] Brazos Higher Education Authority		0.508%	6/25/26	5,720	5,301
[4,5] Brazos Higher Education Authority		1.212%	5/25/29	4,935	4,924
[4,5] Brazos Higher Education Authority		1.109%	2/25/30	25,900	25,901
[4,5] Capital One Multi-Asset Execution Trust		0.259%	7/15/20	46,699	45,345
[4,5] Capital One Multi-Asset Execution Trust		0.299%	12/16/19	106,585	104,255
[4,5] Capital One Multi-Asset Execution Trust		0.509%	3/17/14	2,664	2,663
[4,5] Capital One Multi-Asset Execution Trust		0.519%	6/16/14	8,300	8,281
[4,5] Capital One Multi-Asset Execution Trust		0.539%	7/15/14	10,700	10,668
[4,5] Capital One Multi-Asset Execution Trust		0.519%	11/17/14	13,760	13,667
[4,5] Capital One Multi-Asset Execution Trust		2.469%	7/15/16	16,374	16,654
[4,5] Capital One Multi-Asset Execution Trust		1.269%	12/15/16	1,988	1,959
[4,5] Capital One Multi-Asset Execution Trust		0.269%	11/15/19	1,130	1,104
4,5,6CFCRE Commercial Mortgage Trust		4.961%	4/15/44	6,150	6,242
4,5,6CFCRE Commercial Mortgage Trust		5.233%	4/15/44	2,280	2,314
4,5,6CFCRE Commercial Mortgage Trust		5.553%	4/15/44	2,900	2,925
4,5,6CFCRE Commercial Mortgage Trust		5.553%	4/15/44	1,050	1,035
[4,5] Chase Issuance Trust		0.509%	1/15/14	2,800	2,796
[4,5] Chase Issuance Trust		0.659%	1/15/15	5,700	5,688
[4,5] Chase Issuance Trust		0.679%	4/15/19	5,700	5,524
5	Chrysler Financial Auto Securitization Trust	2.940%	6/8/13	7,530	7,555
[5,6] Chrysler Financial Auto Securitization Trust		6.250%	5/8/14	5,600	5,806
[5,6] Chrysler Financial Auto Securitization Trust		5.570%	8/8/14	5,600	5,783
[5,6] Chrysler Financial Auto Securitization Trust		6.540%	11/10/14	3,300	3,439
5	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	7,300	7,456

[4,5] Citibank Credit Card Issuance Trust	0.629%	7/15/14	34,895	34,628
[4,5] Citibank Credit Card Issuance Trust	0.613%	2/20/15	11,355	11,208
[4,5] Citibank Credit Card Issuance Trust	1.588%	5/20/20	11,800	12,536
[4,5] Citibank Credit Card Issuance Trust	0.683%	3/24/17	1,520	1,483
4,5,6Citibank Omni Master Trust	2.969%	8/15/18	5,290	5,602
[5,6] Citibank Omni Master Trust	5.350%	8/15/18	13,340	14,603
[5,6] Citibank Omni Master Trust	4.900%	11/15/18	47,505	51,351
[4,5] Citigroup Commercial Mortgage Trust	5.886%	12/10/49	13,000	13,421
5	Citigroup Commercial Mortgage Trust	5.431%	10/15/49	6,650	7,260
[5,6] CLI Funding LLC	4.500%	3/18/26	2,980	2,936
[5,6] Commercial Mortgage Pass Through
Certificates	3.830%	7/10/46	5,000	4,941
[5,6] Commercial Mortgage Pass Through
Certificates	4.205%	7/10/46	11,070	11,018
[4,5] Commercial Mortgage Pass Through
Certificates	5.811%	12/10/49	5,600	5,744
[4,5] Credit Suisse First Boston Mortgage
Securities Corp.	5.014%	2/15/38	10,420	11,181
[4,5] Credit Suisse Mortgage Capital Certificates	5.905%	6/15/39	10,319	10,550
[4,5] Credit Suisse Mortgage Capital Certificates	6.017%	6/15/38	15,484	17,144
5	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	8,800	9,018
4,5,
6 DBUBS Mortgage Trust	5.729%	11/10/46	5,480	5,647
[5,6] DBUBS Mortgage Trust	5.002%	11/10/46	3,600	3,795
[5,6] Extended Stay America Trust	2.950%	11/5/27	5,556	5,533
[5,6] Extended Stay America Trust	4.220%	11/5/27	7,200	7,388
[5,6] Extended Stay America Trust	4.860%	11/5/27	8,600	8,888
5	Ford Credit Auto Owner Trust	2.930%	11/15/15	1,000	1,034
5	Ford Credit Auto Owner Trust	3.220%	3/15/16	1,210	1,255
4,5,6Ford Credit Floorplan Master Owner Trust	1.919%	2/15/17	20,990	21,779
4,5,6Ford Credit Floorplan Master Owner Trust	2.469%	12/15/14	7,280	7,445
4,5,6Ford Credit Floorplan Master Owner Trust	2.869%	12/15/14	37,130	38,194
[5,6] Ford Credit Floorplan Master Owner Trust	4.200%	2/15/17	7,440	7,964
[5,6] Ford Credit Floorplan Master Owner Trust	4.990%	2/15/17	8,785	9,543
[4,5] GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	28,700	30,865
5	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	2,194	2,219
[5,6] Great America Leasing Receivables	2.340%	4/15/16	1,500	1,519
[4,5] Greenwich Capital Commercial Funding Corp.	6.077%	7/10/38	40,015	44,349
[4,5] Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	23,150	24,932
4,5,6GS Mortgage Securities Corp. II	5.405%	12/10/43	1,370	1,366
4,5,6GS Mortgage Securities Corp. II	5.405%	12/10/43	2,450	2,525
4,5,6GS Mortgage Securities Corp. II	3.215%	2/10/21	5,290	5,317
4,5,6GS Mortgage Securities Corp. II	3.563%	2/10/21	1,850	1,859
4,5 GS Mortgage Securities Corp. II	5.506%	4/10/38	9,252	9,608
4,5,6GS Mortgage Securities Corp. II	5.162%	12/10/43	5,675	6,004
4,5,6GS Mortgage Securities Corp. II	4.473%	3/10/44	7,700	7,927
4,5,6GS Mortgage Securities Corp. II	4.753%	3/10/44	6,400	6,635
4,5,6GS Mortgage Securities Corp. II	5.361%	3/10/44	7,546	7,818
4,5,6GS Mortgage Securities Corp. II	5.728%	3/10/44	2,650	2,726
[5,6] Hertz Vehicle Financing LLC	5.290%	3/25/16	24,300	26,908
[5,6] Hertz Vehicle Financing LLC	3.740%	2/25/17	28,500	29,631
4,5,6Holmes Master Issuer PLC	1.678%	10/15/54	7,380	7,403
[4,5] Illinois Student Assistance Commission	1.324%	4/25/22	25,700	25,809
[4,5] JP Morgan Chase Commercial Mortgage
Securities Corp.	5.475%	4/15/43	20,045	21,960
4,5,JP Morgan Chase Commercial Mortgage
6 Securities Corp.	5.715%	11/15/43	2,313	2,380

	[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	21,645	23,749
	[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	10,030	10,464
	[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.058%	6/15/43	7,950	8,434
	[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.615%	11/15/43	4,000	3,918
	[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.387%	2/16/46	11,800	12,057
	[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.717%	2/16/46	11,350	11,654
	4,5,JP Morgan Chase Commercial Mortgage
	6 Securities Corp.	5.360%	2/16/46	8,350	8,388
	[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.717%	2/16/46	6,255	6,191
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.716%	2/15/51	30,084	32,666
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	13,370	13,859
	[4,5] LB-UBS Commercial Mortgage Trust	6.078%	6/15/38	11,500	12,808
5	LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	42,411	46,117
	[4,5] LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	36,000	39,344
	[4,5] MBNA Credit Card Master Note Trust	0.639%	7/15/15	24,379	24,096
	[4,5] MBNA Credit Card Master Note Trust	1.119%	11/15/16	16,655	16,516
	[4,5] MBNA Credit Card Master Note Trust	1.569%	3/15/16	3,430	3,448
	[4,5] MBNA Credit Card Master Note Trust	1.569%	10/15/14	875	879
	[4,5] Merrill Lynch Mortgage Trust	5.916%	6/12/50	10,839	11,147
5	Merrill Lynch Mortgage Trust	5.690%	2/12/51	15,000	16,414
	[4,5] Morgan Stanley Capital I	5.794%	6/11/42	24,100	24,749
4,5,
	6 Morgan Stanley Capital I	5.442%	9/15/47	5,390	5,476
	[5,6] Morgan Stanley Capital I	4.700%	9/15/47	3,750	3,886
	[4,5] National City Credit Card Master Trust	0.269%	3/17/14	15,000	14,940
4,5,
	6 Navistar Financial Dealer Note Master Trust	1.669%	10/26/15	10,550	10,651
	[4,5] North Carolina Education Assistance Authority
	Student Loan Revenue	1.209%	1/26/26	5,500	5,460
	4,5,6Permanent Master Issuer PLC	1.428%	7/15/42	13,120	13,113
	4,5,6Permanent Master Issuer PLC	1.669%	7/15/42	16,000	16,000
	4,5,6Silverstone Master Issuer PLC	1.774%	1/21/55	40,850	41,299
	[4,5] SLM Student Loan Trust	0.364%	1/26/26	24,625	23,374
	[4,5] SLM Student Loan Trust	0.374%	4/25/25	6,000	5,863
	[4,5] SLM Student Loan Trust	0.374%	10/25/25	9,200	8,777
	[4,5] SLM Student Loan Trust	0.384%	1/25/27	3,000	2,854
	[4,5] SLM Student Loan Trust	0.384%	10/27/25	6,500	6,251
	[5,6] SLM Student Loan Trust	4.370%	4/17/28	1,700	1,700
	4,5,6SMART Trust/Australia	1.721%	12/14/15	21,200	21,508
	[5,6] SMART Trust/Australia	2.520%	11/14/16	5,000	5,039
	[4,5] South Carolina Student Loan Corp.	1.274%	7/25/25	21,200	21,261
	[5,6] Tidewater Auto Receivables Trust	5.920%	5/15/17	5,010	5,054
5	Volkswagen Auto Loan Enhanced Trust	2.140%	8/22/16	450	460
	[5,6] Volvo Financial Equipment LLC	2.990%	5/15/17	3,700	3,744
	[4,5] Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	13,360	14,653
5	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	8,800	9,062
5	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	40,425	43,904
	[5,6] WF-RBS Commercial Mortgage Trust	4.498%	2/15/44	2,050	2,125

[5,6] WF-RBS Commercial Mortgage Trust		5.392%	2/15/44	3,200	3,258
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,825,889)					1,916,529
Corporate Bonds (75.5%)
Finance (33.9%)
	Banking (21.0%)
6	Abbey National Treasury Services
	PLC/London	3.875%	11/10/14	4,550	4,656
	Abbey National Treasury Services
	PLC/London	4.000%	4/27/16	28,000	28,212
	AgriBank FCB	9.125%	7/15/19	5,000	6,076
	American Express Bank FSB	6.000%	9/13/17	4,250	4,806
	American Express Centurion Bank	5.950%	6/12/17	10,000	11,201
	American Express Centurion Bank	6.000%	9/13/17	38,060	43,135
	American Express Co.	7.000%	3/19/18	29,000	34,301
	American Express Co.	8.125%	5/20/19	23,304	29,606
	American Express Credit Corp.	2.750%	9/15/15	6,200	6,179
[5,6] ANZ Capital Trust II		5.360%	12/15/49	10,000	10,180
	Astoria Financial Corp.	5.750%	10/15/12	9,000	9,273
6	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	5,000	5,111
6	Banco Santander Chile	5.375%	12/9/14	4,000	4,189
6	Banco Votorantim SA	5.250%	2/11/16	12,000	12,169
	Bank of America Corp.	4.500%	4/1/15	9,425	9,913
	Bank of America Corp.	6.500%	8/1/16	11,375	12,820
	Bank of America Corp.	5.420%	3/15/17	7,300	7,615
	Bank of America Corp.	6.000%	9/1/17	1,750	1,914
	Bank of America Corp.	5.750%	12/1/17	22,500	24,335
	Bank of America Corp.	5.650%	5/1/18	5,000	5,315
	Bank of America Corp.	7.625%	6/1/19	3,500	4,135
	Bank of America Corp.	5.625%	7/1/20	15,000	15,773
	Bank of America NA	5.300%	3/15/17	14,527	15,271
	Bank of America NA	6.100%	6/15/17	15,000	16,377
	Bank of New York Mellon Corp.	4.950%	3/15/15	9,500	10,340
	Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	6,000
	Bank of New York Mellon Corp.	5.450%	5/15/19	9,580	10,611
	Bank of New York Mellon Corp.	4.150%	2/1/21	7,000	7,034
	Bank of Nova Scotia	2.900%	3/29/16	12,000	12,119
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	15,000	14,767
	Bank One Corp.	4.900%	4/30/15	15,000	15,941
	Barclays Bank plc	5.000%	9/22/16	10,000	10,765
6	Barclays Bank plc	6.050%	12/4/17	26,307	28,095
	Barclays Bank plc	6.750%	5/22/19	22,030	25,189
	Barclays Bank plc	5.125%	1/8/20	55,000	56,614
4,5,6Barclays Bank plc		5.926%	12/15/49	15,000	14,197
	BB&T Corp.	5.200%	12/23/15	6,380	6,888
	BB&T Corp.	4.900%	6/30/17	15,300	16,300
	BB&T Corp.	6.850%	4/30/19	22,714	26,766
6	BBVA Bancomer SA/Texas	6.500%	3/10/21	15,000	15,492
	Bear Stearns Cos. LLC	5.700%	11/15/14	9,345	10,337
	Bear Stearns Cos. LLC	6.400%	10/2/17	17,000	19,409
	Bear Stearns Cos. LLC	7.250%	2/1/18	37,035	43,442
6	BNP Paribas	4.800%	6/24/15	17,000	17,810
	BNP Paribas	3.600%	2/23/16	15,000	15,243
	BNP Paribas	5.000%	1/15/21	45,000	45,556
	BNY Mellon NA	4.750%	12/15/14	5,000	5,463
	Branch Banking & Trust Co./Wilson NC	5.625%	9/15/16	4,750	5,313
[4,6] BTMU Curacao Holdings NV		0.629%	12/19/16	10,790	10,672
	Capital One Bank USA NA	8.800%	7/15/19	10,000	12,763

	Citigroup Inc.	5.000%	9/15/14	12,000	12,712
	Citigroup Inc.	6.010%	1/15/15	9,840	10,881
	Citigroup Inc.	4.700%	5/29/15	12,705	13,406
	Citigroup Inc.	4.587%	12/15/15	8,700	9,179
	Citigroup Inc.	5.300%	1/7/16	10,000	10,814
	Citigroup Inc.	5.850%	8/2/16	10,000	11,045
	Citigroup Inc.	6.125%	11/21/17	38,318	42,290
	Citigroup Inc.	6.125%	5/15/18	15,000	16,514
	Citigroup Inc.	8.500%	5/22/19	28,517	35,583
5,6,7Colonial BancGroup Inc.		7.114%	2/15/49	17,340	394
	Comerica Bank	5.700%	6/1/14	18,000	19,740
	Comerica Bank	5.750%	11/21/16	4,000	4,465
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	4.500%	1/11/21	15,000	15,429
	Credit Suisse AG	5.400%	1/14/20	29,000	29,854
[4,5] Credit Suisse AG/Guernsey		5.860%	5/29/49	17,228	16,797
	Credit Suisse New York	6.000%	2/15/18	60,692	65,742
	Credit Suisse New York	5.300%	8/13/19	60,000	64,058
	Credit Suisse New York	4.375%	8/5/20	32,500	32,417
	Credit Suisse USA Inc.	5.125%	8/15/15	2,000	2,196
	Deutsche Bank AG/London	6.000%	9/1/17	33,000	37,207
	Discover Bank/Greenwood DE	8.700%	11/18/19	10,000	12,328
	Discover Bank/Greenwood DE	7.000%	4/15/20	3,665	4,113
	Fifth Third Bancorp	3.625%	1/25/16	7,000	7,104
	Fifth Third Bank/Ohio	4.750%	2/1/15	31,825	33,652
[4,5] Fifth Third Capital Trust IV		6.500%	4/15/67	5,000	4,925
	First Tennessee Bank NA	5.050%	1/15/15	5,000	5,213
	Goldman Sachs Group Inc.	3.700%	8/1/15	4,725	4,844
	Goldman Sachs Group Inc.	3.625%	2/7/16	5,000	5,046
	Goldman Sachs Group Inc.	5.625%	1/15/17	9,000	9,636
	Goldman Sachs Group Inc.	6.250%	9/1/17	12,000	13,338
	Goldman Sachs Group Inc.	5.950%	1/18/18	18,000	19,627
	Goldman Sachs Group Inc.	6.150%	4/1/18	15,075	16,671
	Goldman Sachs Group Inc.	7.500%	2/15/19	26,500	31,252
	Goldman Sachs Group Inc.	5.375%	3/15/20	25,000	26,012
	Goldman Sachs Group Inc.	6.000%	6/15/20	23,500	25,456
	HSBC Bank USA NA	4.875%	8/24/20	18,000	17,955
	HSBC Bank USA NA/New York NY	4.625%	4/1/14	22,000	23,606
	HSBC Holdings plc	5.100%	4/5/21	30,000	30,850
	HSBC USA Inc.	5.000%	9/27/20	20,000	19,928
	Huntington Bancshares Inc./OH	7.000%	12/15/20	7,500	8,457
6	ICICI Bank Ltd.	5.750%	1/12/12	2,675	2,749
6	Intesa Sanpaolo SPA	3.625%	8/12/15	8,350	8,305
	JPMorgan Chase & Co.	4.875%	3/15/14	6,440	6,903
	JPMorgan Chase & Co.	3.700%	1/20/15	5,650	5,882
	JPMorgan Chase & Co.	6.125%	6/27/17	10,000	11,129
	JPMorgan Chase & Co.	6.000%	1/15/18	31,000	34,497
	JPMorgan Chase & Co.	6.300%	4/23/19	24,150	27,175
	JPMorgan Chase & Co.	4.950%	3/25/20	18,000	18,537
	JPMorgan Chase & Co.	4.400%	7/22/20	53,635	52,880
	JPMorgan Chase & Co.	4.250%	10/15/20	5,000	4,871
	JPMorgan Chase Bank NA	5.875%	6/13/16	10,000	11,160
	JPMorgan Chase Bank NA	6.000%	7/5/17	6,500	7,222
	JPMorgan Chase Bank NA	6.000%	10/1/17	25,380	28,251
	KeyBank NA	4.950%	9/15/15	18,000	19,143
	KeyBank NA	5.450%	3/3/16	2,500	2,702
	KeyCorp	5.100%	3/24/21	10,000	10,243
[6,8] Lloyds Banking Group plc		0.000%	11/29/49	2,405	1,969

	Lloyds TSB Bank plc	6.375%	1/21/21	57,000	60,983
	M&I Marshall & Ilsley Bank	5.250%	9/4/12	4,000	4,163
4	Manufacturers & Traders Trust Co.	1.805%	4/1/13	2,750	2,745
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	23,555	27,202
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	17,150	18,414
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,000	7,350
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	15,355	17,382
	Morgan Stanley	6.000%	4/28/15	3,000	3,297
	Morgan Stanley	6.250%	8/28/17	3,825	4,217
	Morgan Stanley	5.950%	12/28/17	26,000	28,251
	Morgan Stanley	6.625%	4/1/18	32,150	35,767
	Morgan Stanley	7.300%	5/13/19	15,000	17,217
	Morgan Stanley	5.625%	9/23/19	28,000	29,053
	Morgan Stanley	5.500%	1/26/20	10,000	10,223
	Morgan Stanley	5.500%	7/24/20	5,000	5,131
	Morgan Stanley	5.750%	1/25/21	17,000	17,642
	National City Bank/Cleveland OH	5.250%	12/15/16	7,500	8,103
	National City Bank/Cleveland OH	5.800%	6/7/17	5,012	5,558
	National City Corp.	4.900%	1/15/15	28,435	30,954
	National City Corp.	6.875%	5/15/19	10,285	11,962
	Northern Trust Co.	5.850%	11/9/17	7,280	8,218
	Northern Trust Co.	6.500%	8/15/18	4,000	4,662
	PNC Bank NA	4.875%	9/21/17	3,100	3,299
	PNC Bank NA	6.000%	12/7/17	4,500	5,047
	PNC Bank NA	6.875%	4/1/18	33,085	38,390
	PNC Funding Corp.	4.250%	9/21/15	15,000	15,915
	PNC Funding Corp.	5.250%	11/15/15	8,685	9,388
	PNC Funding Corp.	6.700%	6/10/19	10,000	11,673
	PNC Funding Corp.	5.125%	2/8/20	5,000	5,340
	PNC Funding Corp.	4.375%	8/11/20	5,000	5,033
4,5,9RBS Capital Trust IV		1.669%	9/29/49	4,325	2,800
	Royal Bank of Canada	2.875%	4/19/16	7,500	7,560
	Royal Bank of Scotland Group plc	5.000%	10/1/14	4,520	4,581
	Royal Bank of Scotland Group plc	4.700%	7/3/18	2,000	1,766
	Royal Bank of Scotland Group plc	6.400%	10/21/19	57,500	60,811
	Royal Bank of Scotland plc	3.950%	9/21/15	2,000	2,034
	Royal Bank of Scotland plc	5.625%	8/24/20	24,000	24,639
	Royal Bank of Scotland plc	6.125%	1/11/21	25,000	26,470
	Santander Holdings USA Inc.	4.625%	4/19/16	3,200	3,286
6	Societe Generale	3.500%	1/15/16	12,500	12,590
6	Societe Generale	5.750%	4/20/16	5,200	5,538
6	Societe Generale	5.200%	4/15/21	7,500	7,653
	SouthTrust Corp.	5.800%	6/15/14	14,705	16,183
	Sovereign Bank/Wyomissing PA	8.750%	5/30/18	5,000	5,837
	State Street Bank and Trust Co.	5.300%	1/15/16	12,000	13,199
4	State Street Corp.	4.956%	3/15/18	15,000	15,723
	State Street Corp.	4.375%	3/7/21	14,000	14,052
4	SunTrust Bank/Atlanta GA	0.605%	4/1/15	6,000	5,718
	SunTrust Bank/Atlanta GA	7.250%	3/15/18	13,000	15,017
	SunTrust Banks Inc.	3.600%	4/15/16	4,200	4,255
	UBS AG/Stamford CT	5.875%	7/15/16	10,220	11,185
	UBS AG/Stamford CT	5.875%	12/20/17	44,450	49,803
	UBS AG/Stamford CT	5.750%	4/25/18	37,625	41,362
	UBS AG/Stamford CT	4.875%	8/4/20	35,000	35,907
[4,6] Unicredit Luxembourg Finance SA		0.623%	1/13/17	14,925	13,814
	Union Bank NA	5.950%	5/11/16	4,826	5,245
6	United Overseas Bank Ltd.	4.500%	7/2/13	7,000	7,376
[4,5] US Bank NA/Cincinnati OH		3.778%	4/29/20	6,395	6,575

	Wachovia Bank NA	4.875%	2/1/15	15,400	16,521
	Wachovia Bank NA	5.600%	3/15/16	10,000	10,949
	Wachovia Bank NA	6.000%	11/15/17	22,000	24,638
	Wachovia Corp.	5.625%	10/15/16	28,000	30,866
	Wachovia Corp.	5.750%	6/15/17	10,000	11,175
	Wachovia Corp.	5.750%	2/1/18	17,025	18,877
7	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.500%	1/15/13	6,147	6
7	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.650%	8/15/14	7,500	8
7	Washington Mutual Bank / Debt not acquired
	by JPMorgan	5.125%	1/15/15	9,000	9
	Washington Mutual Finance Corp.	6.875%	5/15/11	5,000	5,009
4	Wells Fargo & Co.	3.676%	6/15/16	27,775	28,498
	Wells Fargo & Co.	5.625%	12/11/17	32,900	36,718
	Wells Fargo & Co.	4.600%	4/1/21	37,500	37,951
	Wells Fargo Bank NA	4.750%	2/9/15	11,550	12,399
	Wells Fargo Bank NA	5.750%	5/16/16	12,500	13,878
	Westpac Banking Corp.	4.200%	2/27/15	10,000	10,584
	Westpac Banking Corp.	3.000%	8/4/15	15,000	15,130
4,5,6Westpac Capital Trust III		5.819%	12/30/49	14,300	14,502
	Wilmington Trust Corp.	4.875%	4/15/13	13,000	13,389
6	Woori Bank	5.875%	4/13/21	3,000	2,993
	Zions Bancorporation	6.000%	9/15/15	11,000	11,124
	Zions Bancorporation	5.500%	11/16/15	8,000	8,180

	Brokerage (1.0%)
	Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,520
	Ameriprise Financial Inc.	5.300%	3/15/20	26,570	28,717
	BlackRock Inc.	6.250%	9/15/17	10,000	11,692
	BlackRock Inc.	5.000%	12/10/19	25,000	26,638
6	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	2,725	2,910
6	Cantor Fitzgerald LP	6.375%	6/26/15	5,600	5,756
	Charles Schwab Corp.	4.950%	6/1/14	11,600	12,725
	Charles Schwab Corp.	4.450%	7/22/20	14,500	14,955
	Franklin Resources Inc.	4.625%	5/20/20	5,000	5,197
	Jefferies Group Inc.	5.125%	4/13/18	13,000	13,048
	Jefferies Group Inc.	8.500%	7/15/19	9,540	11,429
7	Lehman Brothers Holdings Inc.	5.625%	1/24/13	12,755	3,300
7	Lehman Brothers Holdings Inc.	6.200%	9/26/14	22,500	5,794
7	Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
7	Lehman Brothers Holdings Inc.	6.875%	5/2/18	5,000	1,300

	Finance Companies (2.2%)
	General Electric Capital Corp.	5.625%	9/15/17	21,025	23,285
[4,5] General Electric Capital Corp.		6.375%	11/15/67	14,450	14,920
	General Electric Capital Corp.	5.625%	5/1/18	49,750	54,422
	General Electric Capital Corp.	6.000%	8/7/19	45,000	50,042
	General Electric Capital Corp.	5.500%	1/8/20	25,000	26,802
	General Electric Capital Corp.	4.375%	9/16/20	25,000	24,634
	General Electric Capital Corp.	4.625%	1/7/21	27,500	27,577
	General Electric Capital Corp.	5.300%	2/11/21	21,000	21,746
[4,5] HSBC Finance Capital Trust IX		5.911%	11/30/35	5,000	4,875
4	HSBC Finance Corp.	0.740%	6/1/16	6,225	5,970
	HSBC Finance Corp.	5.250%	1/15/14	9,050	9,777
6	HSBC Finance Corp.	6.676%	1/15/21	11,024	11,698
	International Lease Finance Corp.	5.750%	6/15/11	3,900	3,912
	SLM Corp.	5.050%	11/14/14	7,500	7,797

	SLM Corp.	6.250%	1/25/16	20,000	21,218
	SLM Corp.	8.450%	6/15/18	5,000	5,682

	Insurance (7.4%)
	ACE INA Holdings Inc.	5.875%	6/15/14	16,839	18,833
	ACE INA Holdings Inc.	5.600%	5/15/15	26,490	29,371
	ACE INA Holdings Inc.	5.700%	2/15/17	3,000	3,354
	ACE INA Holdings Inc.	5.800%	3/15/18	5,805	6,449
	Aetna Inc.	6.000%	6/15/16	2,970	3,391
	Aetna Inc.	6.500%	9/15/18	31,818	36,873
	Aetna Inc.	3.950%	9/1/20	12,000	11,735
	Aflac Inc.	8.500%	5/15/19	24,940	30,529
	Alleghany Corp.	5.625%	9/15/20	4,000	4,098
	Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	10,000	11,368
	Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	5,000	5,062
	Allstate Corp.	7.450%	5/16/19	18,100	21,750
	Allstate Life Global Funding Trusts	5.375%	4/30/13	23,895	25,861
	Alterra Finance LLC	6.250%	9/30/20	8,000	8,177
	American Financial Group Inc./OH	9.875%	6/15/19	10,000	12,505
	American International Group Inc.	5.050%	10/1/15	20,012	20,851
	American International Group Inc.	5.600%	10/18/16	5,000	5,318
	American International Group Inc.	5.450%	5/18/17	10,000	10,480
	American International Group Inc.	5.850%	1/16/18	13,000	13,744
	American International Group Inc.	8.250%	8/15/18	15,000	17,804
	American International Group Inc.	6.400%	12/15/20	5,000	5,454
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	5,000	5,162
	Axis Capital Holdings Ltd.	5.750%	12/1/14	5,955	6,490
	Axis Specialty Finance LLC	5.875%	6/1/20	21,700	22,293
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	32,100	35,245
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	9,000	9,130
[4,5] Chubb Corp.		6.375%	3/29/67	14,900	15,996
	Chubb Corp.	5.750%	5/15/18	5,933	6,665
	CNA Financial Corp.	7.350%	11/15/19	4,000	4,635
	CNA Financial Corp.	5.875%	8/15/20	3,000	3,173
	Coventry Health Care Inc.	5.875%	1/15/12	625	644
	Coventry Health Care Inc.	5.950%	3/15/17	4,000	4,226
	Genworth Financial Inc.	7.700%	6/15/20	3,000	3,111
	Genworth Global Funding Trusts	5.750%	5/15/13	5,250	5,573
	Hartford Financial Services Group Inc.	4.625%	7/15/13	10,000	10,511
	Hartford Financial Services Group Inc.	4.000%	3/30/15	3,400	3,499
	Hartford Financial Services Group Inc.	5.500%	3/30/20	2,500	2,595
	HCC Insurance Holdings Inc.	6.300%	11/15/19	7,500	8,150
	Humana Inc.	7.200%	6/15/18	10,000	11,537
[4,5] ING Groep NV		5.775%	12/8/49	1,320	1,232
6	Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,554
[4,5] Lincoln National Corp.		6.050%	4/20/67	5,940	5,851
	Manulife Financial Corp.	4.900%	9/17/20	19,050	19,045
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	5,325	5,759
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	5,400	5,938
6	MassMutual Global Funding II	3.125%	4/14/16	9,800	9,954
	MetLife Inc.	6.750%	6/1/16	15,000	17,566
	MetLife Inc.	6.817%	8/15/18	5,080	5,962
	MetLife Inc.	7.717%	2/15/19	29,439	36,054
	MetLife Inc.	4.750%	2/8/21	7,000	7,115
6	Metropolitan Life Global Funding I	5.125%	6/10/14	4,400	4,798
6	Metropolitan Life Global Funding I	2.500%	9/29/15	16,170	15,936
6	Metropolitan Life Global Funding I	3.125%	1/11/16	18,000	18,096
[4,6] Monumental Global Funding III		0.444%	1/25/13	10,000	9,891

6	New York Life Global Funding	3.000%	5/4/15	4,150	4,260
6	Pacific Life Global Funding	5.150%	4/15/13	11,404	12,182
6	Pacific LifeCorp	6.000%	2/10/20	8,000	8,627
	PartnerRe Finance B LLC	5.500%	6/1/20	30,200	30,482
6	Pricoa Global Funding I	5.450%	6/11/14	8,166	8,971
	Principal Financial Group Inc.	8.875%	5/15/19	21,195	27,158
6	Principal Life Global Funding I	5.250%	1/15/13	5,000	5,328
[4,5] Progressive Corp.		6.700%	6/15/37	16,500	17,325
	Protective Life Corp.	7.375%	10/15/19	7,000	7,934
	Prudential Financial Inc.	6.100%	6/15/17	6,200	6,953
	Prudential Financial Inc.	7.375%	6/15/19	7,000	8,309
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	12,342
6	TIAA Global Markets Inc.	4.950%	7/15/13	2,750	2,964
	Torchmark Corp.	9.250%	6/15/19	3,000	3,720
	Travelers Cos. Inc.	6.250%	6/20/16	10,370	11,864
	Travelers Cos. Inc.	5.750%	12/15/17	20,206	22,702
	Travelers Cos. Inc.	5.800%	5/15/18	18,710	20,831
	UnitedHealth Group Inc.	5.000%	8/15/14	20,930	22,857
	UnitedHealth Group Inc.	4.875%	3/15/15	7,585	8,264
	UnitedHealth Group Inc.	5.375%	3/15/16	15,000	16,743
	UnitedHealth Group Inc.	6.000%	6/15/17	19,335	21,881
	UnitedHealth Group Inc.	6.000%	2/15/18	15,114	17,047
	UnitedHealth Group Inc.	4.700%	2/15/21	8,000	8,228
	Unum Group	5.625%	9/15/20	2,000	2,087
	WellPoint Inc.	6.000%	2/15/14	17,970	19,962
	WellPoint Inc.	5.250%	1/15/16	20,000	22,140
	WellPoint Inc.	5.875%	6/15/17	11,465	13,100
	WellPoint Inc.	7.000%	2/15/19	14,445	17,223
	WellPoint Inc.	4.350%	8/15/20	25,000	25,269
	Willis North America Inc.	6.200%	3/28/17	10,000	10,882
	Willis North America Inc.	7.000%	9/29/19	8,000	8,833
	XL Capital Finance Europe plc	6.500%	1/15/12	3,000	3,104
4,5,6ZFS Finance USA Trust IV		5.875%	5/9/62	1,284	1,300

	Other Finance (0.0%)
6	Targeted Return Index Securities Trust	6.814%	1/15/12	4,400	4,489

	Real Estate Investment Trusts (2.3%)
	Brandywine Operating Partnership LP	7.500%	5/15/15	10,000	11,418
	Brandywine Operating Partnership LP	5.700%	5/1/17	2,000	2,138
	Brandywine Operating Partnership LP	4.950%	4/15/18	5,000	5,056
	Developers Diversified Realty Corp.	7.500%	4/1/17	1,750	2,008
	Developers Diversified Realty Corp.	4.750%	4/15/18	3,000	2,951
	Developers Diversified Realty Corp.	7.875%	9/1/20	5,000	5,806
	Digital Realty Trust LP	5.875%	2/1/20	12,000	12,711
	Digital Realty Trust LP	5.250%	3/15/21	5,000	4,977
	Duke Realty LP	7.375%	2/15/15	5,000	5,703
	Duke Realty LP	5.950%	2/15/17	5,000	5,429
	Duke Realty LP	6.500%	1/15/18	3,555	3,921
	Federal Realty Investment Trust	5.900%	4/1/20	3,000	3,297
6	Goodman Funding Pty Ltd.	6.375%	11/12/20	7,000	7,246
6	Goodman Funding Pty Ltd.	6.375%	4/15/21	8,000	8,253
	HCP Inc.	6.000%	1/30/17	10,000	11,032
	Health Care REIT Inc.	5.875%	5/15/15	5,725	6,311
	Health Care REIT Inc.	4.700%	9/15/17	5,000	5,115
	Health Care REIT Inc.	6.125%	4/15/20	5,000	5,395
	Hospitality Properties Trust	7.875%	8/15/14	3,900	4,396
	Hospitality Properties Trust	6.300%	6/15/16	5,000	5,483

Mack-Cali Realty LP	7.750%	8/15/19	4,000	4,838
National Retail Properties Inc.	6.875%	10/15/17	11,775	12,991
Realty Income Corp.	5.750%	1/15/21	3,000	3,190
Regency Centers LP	4.950%	4/15/14	5,000	5,321
Simon Property Group LP	6.750%	5/15/14	15,000	16,963
Simon Property Group LP	5.100%	6/15/15	6,320	6,906
Simon Property Group LP	5.250%	12/1/16	13,500	14,779
Simon Property Group LP	5.875%	3/1/17	3,300	3,704
Simon Property Group LP	6.125%	5/30/18	30,369	34,253
Simon Property Group LP	10.350%	4/1/19	22,815	31,671
Simon Property Group LP	5.650%	2/1/20	16,200	17,633
Simon Property Group LP	4.375%	3/1/21	15,000	14,995
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	7,000	6,948
6 WEA Finance LLC	7.125%	4/15/18	26,500	30,888
6 WEA Finance LLC / WT Finance Aust Pty Ltd.	5.750%	9/2/15	3,925	4,346
6 WEA Finance LLC / WT Finance Aust Pty Ltd.	6.750%	9/2/19	1,000	1,156
				4,864,326
Industrial (35.2%)
Basic Industry (3.2%)
Air Products & Chemicals Inc.	4.150%	2/1/13	3,700	3,869
Alcoa Inc.	6.750%	7/15/18	8,586	9,678
Alcoa Inc.	5.720%	2/23/19	9,500	10,064
Alcoa Inc.	6.150%	8/15/20	5,000	5,381
Alcoa Inc.	5.400%	4/15/21	7,000	7,114
Alcoa Inc.	5.870%	2/23/22	1,100	1,152
6 Anglo American Capital plc	4.450%	9/27/20	4,000	4,050
AngloGold Ashanti Holdings plc	5.375%	4/15/20	7,000	7,193
ArcelorMittal	6.125%	6/1/18	18,000	19,619
ArcelorMittal	9.850%	6/1/19	14,000	18,046
ArcelorMittal	5.250%	8/5/20	8,000	8,006
ArcelorMittal	5.500%	3/1/21	10,000	10,122
ArcelorMittal USA Inc.	6.500%	4/15/14	2,200	2,432
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	4,000	4,280
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	15,968	18,099
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	19,075	22,927
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,000	2,267
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,468
6 Chevron Phillips Chemical Co. LLC/LP	4.750%	2/1/21	6,000	6,028
Dow Chemical Co.	5.700%	5/15/18	2,000	2,193
Dow Chemical Co.	4.250%	11/15/20	17,205	16,799
EI du Pont de Nemours & Co.	6.000%	7/15/18	33,480	38,491
EI du Pont de Nemours & Co.	4.625%	1/15/20	10,728	11,249
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	26,000	28,600
6 Gerdau Trade Inc.	5.750%	1/30/21	2,000	2,023
6 Gold Fields Orogen Holding BVI Ltd.	4.875%	10/7/20	10,000	9,568
6 GTL Trade Finance Inc.	7.250%	10/20/17	3,000	3,388
6 Incitec Pivot Finance LLC	6.000%	12/10/19	10,000	10,593
International Paper Co.	7.950%	6/15/18	12,939	15,702
International Paper Co.	9.375%	5/15/19	7,000	9,120
Lubrizol Corp.	8.875%	2/1/19	4,000	5,219
Monsanto Co.	2.750%	4/15/16	3,660	3,707
6 POSCO	4.250%	10/28/20	10,000	9,424
6 POSCO	5.250%	4/14/21	7,000	7,110
Praxair Inc.	4.375%	3/31/14	2,115	2,281
Praxair Inc.	4.625%	3/30/15	5,550	6,066
Praxair Inc.	4.500%	8/15/19	3,000	3,166
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	14,000	16,419

Rio Tinto Finance USA Ltd.	3.500%	11/2/20	45,000	42,934
Rohm and Haas Co.	6.000%	9/15/17	6,000	6,721
Teck Resources Ltd.	10.250%	5/15/16	10,000	12,038
Vale Overseas Ltd.	5.625%	9/15/19	18,000	19,167
Vale Overseas Ltd.	4.625%	9/15/20	5,000	4,929

Capital Goods (4.1%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	10,508
Allied Waste North America Inc.	7.125%	5/15/16	4,000	4,140
Allied Waste North America Inc.	6.875%	6/1/17	12,675	13,784
Black & Decker Corp.	7.125%	6/1/11	8,550	8,594
Boeing Capital Corp.	4.700%	10/27/19	7,893	8,440
Boeing Co.	4.875%	2/15/20	11,000	11,877
Caterpillar Financial Services Corp.	6.125%	2/17/14	11,890	13,448
Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	2,265
Caterpillar Financial Services Corp.	5.850%	9/1/17	2,000	2,316
Caterpillar Financial Services Corp.	5.450%	4/15/18	10,405	11,682
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,000	17,305
Caterpillar Inc.	7.900%	12/15/18	20,000	25,638
Cooper US Inc.	5.450%	4/1/15	6,000	6,671
Cooper US Inc.	6.100%	7/1/17	3,500	4,046
Crane Co.	5.500%	9/15/13	5,000	5,370
CRH America Inc.	6.000%	9/30/16	10,725	11,823
CRH America Inc.	8.125%	7/15/18	2,200	2,628
CRH America Inc.	5.750%	1/15/21	10,000	10,461
Deere & Co.	4.375%	10/16/19	8,850	9,308
Eaton Corp.	6.950%	3/20/19	7,110	8,602
Embraer Overseas Ltd.	6.375%	1/24/17	4,000	4,341
Embraer Overseas Ltd.	6.375%	1/15/20	10,000	10,780
Emerson Electric Co.	5.250%	10/15/18	5,000	5,522
Emerson Electric Co.	4.875%	10/15/19	4,000	4,366
Emerson Electric Co.	4.250%	11/15/20	17,500	18,213
General Dynamics Corp.	5.250%	2/1/14	1,150	1,274
General Electric Co.	5.250%	12/6/17	65,800	73,005
Harsco Corp.	2.700%	10/15/15	5,000	4,979
Harsco Corp.	5.750%	5/15/18	12,000	13,223
Honeywell International Inc.	5.300%	3/1/18	14,772	16,479
Illinois Tool Works Inc.	6.250%	4/1/19	9,950	11,722
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,544	6,686
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	12,000	14,045
John Deere Capital Corp.	5.500%	4/13/17	7,321	8,318
John Deere Capital Corp.	5.350%	4/3/18	9,000	10,080
John Deere Capital Corp.	5.750%	9/10/18	11,000	12,600
L-3 Communications Corp.	6.375%	10/15/15	850	876
L-3 Communications Corp.	5.200%	10/15/19	7,000	7,392
Lafarge SA	6.500%	7/15/16	17,252	18,600
Lockheed Martin Corp.	7.650%	5/1/16	5,000	6,119
Masco Corp.	5.875%	7/15/12	10,560	11,062
Owens Corning	6.500%	12/1/16	10,360	11,402
Owens Corning	9.000%	6/15/19	7,000	8,339
Raytheon Co.	6.400%	12/15/18	5,725	6,726
Raytheon Co.	3.125%	10/15/20	10,000	9,281
Republic Services Inc.	5.500%	9/15/19	2,415	2,626
Rockwell Automation Inc.	5.650%	12/1/17	5,000	5,695
[5,6] Systems 2001 AT LLC	7.156%	12/15/11	1,064	1,084
Tyco International Finance SA	6.000%	11/15/13	11,000	12,190
Tyco International Finance SA	3.750%	1/15/18	29,375	29,476
Tyco International Finance SA	8.500%	1/15/19	4,000	5,094

United Technologies Corp.	5.375%	12/15/17	23,805	27,048
United Technologies Corp.	6.125%	2/1/19	5,500	6,407
United Technologies Corp.	4.500%	4/15/20	8,500	8,923
Waste Management Inc.	7.375%	3/11/19	4,250	5,148

Communication (6.7%)
America Movil SAB de CV	5.500%	3/1/14	4,000	4,390
6 America Movil SAB de CV	5.750%	1/15/15	22,555	24,995
America Movil SAB de CV	5.750%	1/15/15	8,400	9,309
America Movil SAB de CV	5.625%	11/15/17	14,424	16,199
America Movil SAB de CV	5.000%	10/16/19	19,000	19,822
America Movil SAB de CV	5.000%	3/30/20	7,500	7,855
American Tower Corp.	4.625%	4/1/15	3,000	3,147
American Tower Corp.	4.500%	1/15/18	10,000	9,868
AT&T Inc.	5.100%	9/15/14	7,750	8,549
AT&T Inc.	2.950%	5/15/16	12,000	12,055
AT&T Inc.	5.625%	6/15/16	23,000	25,921
AT&T Inc.	5.500%	2/1/18	34,425	37,965
AT&T Inc.	5.600%	5/15/18	32,089	35,690
AT&T Inc.	4.450%	5/15/21	13,000	13,085
BellSouth Corp.	5.200%	12/15/16	7,000	7,797
6 British Sky Broadcasting Group plc	9.500%	11/15/18	4,000	5,330
British Telecommunications plc	5.950%	1/15/18	16,465	18,305
CBS Corp.	4.625%	5/15/18	2,750	2,787
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	12,800	14,114
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	30,000	38,980
CenturyLink Inc.	6.000%	4/1/17	7,000	7,456
Comcast Cable Communications LLC	8.875%	5/1/17	3,400	4,310
Comcast Corp.	6.300%	11/15/17	26,480	30,389
Comcast Corp.	5.700%	5/15/18	5,000	5,533
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	12,000	13,230
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	8,000	8,787
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	5,000	5,121
Embarq Corp.	7.082%	6/1/16	15,225	17,188
France Telecom SA	2.125%	9/16/15	5,000	4,951
France Telecom SA	5.375%	7/8/19	7,000	7,827
6 NBCUniversal Media LLC	5.150%	4/30/20	9,000	9,389
6 NBCUniversal Media LLC	4.375%	4/1/21	7,000	6,844
News America Inc.	6.900%	3/1/19	7,000	8,240
6 News America Inc.	4.500%	2/15/21	3,000	2,991
Omnicom Group Inc.	4.450%	8/15/20	4,000	3,973
Qwest Corp.	7.625%	6/15/15	770	884
Qwest Corp.	8.375%	5/1/16	9,525	11,287
Reed Elsevier Capital Inc.	8.625%	1/15/19	8,000	10,193
Rogers Communications Inc.	6.750%	3/15/15	6,000	6,900
RR Donnelley & Sons Co.	6.125%	1/15/17	7,162	7,462
RR Donnelley & Sons Co.	7.625%	6/15/20	15,000	15,789
Telecom Italia Capital SA	5.250%	10/1/15	14,000	14,798
Telecom Italia Capital SA	7.175%	6/18/19	6,000	6,803
Telefonica Emisiones SAU	4.949%	1/15/15	48,140	51,605
Telefonica Emisiones SAU	3.729%	4/27/15	8,848	9,028
Telefonica Emisiones SAU	6.221%	7/3/17	10,662	11,863
Telefonica Emisiones SAU	5.877%	7/15/19	14,185	15,122

	Telefonica Emisiones SAU	5.134%	4/27/20	29,000	29,619
	Telefonica Emisiones SAU	5.462%	2/16/21	12,800	13,264
6	Telemar Norte Leste SA	5.500%	10/23/20	6,500	6,356
	Thomson Reuters Corp.	6.500%	7/15/18	10,685	12,473
	Thomson Reuters Corp.	4.700%	10/15/19	13,835	14,637
	Time Warner Cable Inc.	8.250%	2/14/14	5,000	5,845
	Time Warner Cable Inc.	5.850%	5/1/17	7,000	7,782
	Time Warner Cable Inc.	6.750%	7/1/18	20,000	23,006
	Time Warner Cable Inc.	8.250%	4/1/19	12,000	14,877
	Verizon Communications Inc.	3.000%	4/1/16	15,000	15,135
	Verizon Communications Inc.	5.500%	2/15/18	14,440	15,932
	Verizon Communications Inc.	6.100%	4/15/18	39,790	45,388
	Verizon Communications Inc.	8.750%	11/1/18	25,600	33,235
	Verizon Communications Inc.	6.350%	4/1/19	23,606	27,355
	Verizon Communications Inc.	4.600%	4/1/21	8,000	8,160
	Vodafone Group plc	5.750%	3/15/16	17,190	19,445
	Vodafone Group plc	5.625%	2/27/17	29,000	32,536
	Vodafone Group plc	5.450%	6/10/19	8,000	8,832
	Vodafone Group plc	4.375%	3/16/21	5,000	5,018
	Washington Post Co.	7.250%	2/1/19	2,500	2,885
	WPP Finance UK	8.000%	9/15/14	6,000	7,054

	Consumer Cyclical (2.6%)
6	American Honda Finance Corp.	3.500%	3/16/15	7,390	7,666
6	American Honda Finance Corp.	3.875%	9/21/20	3,640	3,580
	CVS Caremark Corp.	5.750%	6/1/17	5,000	5,593
	CVS Caremark Corp.	6.600%	3/15/19	4,000	4,640
[5,6] CVS Pass-Through Trust		6.117%	1/10/13	5,251	5,551
	Darden Restaurants Inc.	6.200%	10/15/17	15,000	16,821
	eBay Inc.	3.250%	10/15/20	3,500	3,241
	Expedia Inc.	5.950%	8/15/20	15,450	15,266
	Ford Motor Credit Co. LLC	7.000%	4/15/15	6,580	7,222
	Ford Motor Credit Co. LLC	5.625%	9/15/15	1,440	1,516
	Ford Motor Credit Co. LLC	5.000%	5/15/18	5,400	5,393
	Ford Motor Credit Co. LLC	5.750%	2/1/21	6,500	6,646
6	Harley-Davidson Funding Corp.	5.250%	12/15/12	300	314
6	Harley-Davidson Funding Corp.	6.800%	6/15/18	11,725	13,132
	Historic TW Inc.	6.875%	6/15/18	5,000	5,852
	Home Depot Inc.	3.950%	9/15/20	5,000	4,920
6	Hyundai Capital America	3.750%	4/6/16	1,740	1,730
6	Hyundai Capital Services Inc.	6.000%	5/5/15	3,000	3,262
6	Hyundai Capital Services Inc.	4.375%	7/27/16	2,160	2,195
	International Game Technology	5.500%	6/15/20	5,000	5,167
	K Hovnanian Enterprises Inc.	6.250%	1/15/16	4,260	3,088
	Lowe's Cos. Inc.	4.625%	4/15/20	8,000	8,442
	Macy's Retail Holdings Inc.	5.900%	12/1/16	5,000	5,394
	McDonald's Corp.	5.350%	3/1/18	10,000	11,264
6	Nissan Motor Acceptance Corp.	4.500%	1/30/15	9,300	9,796
	Nordstrom Inc.	4.750%	5/1/20	10,000	10,455
6	RCI Banque SA	4.600%	4/12/16	16,000	16,224
	Target Corp.	6.000%	1/15/18	8,200	9,473
	Target Corp.	3.875%	7/15/20	20,000	19,826
	Time Warner Inc.	4.875%	3/15/20	5,000	5,177
	Time Warner Inc.	4.750%	3/29/21	6,500	6,609
	TJX Cos. Inc.	6.950%	4/15/19	5,500	6,629
	Toyota Motor Credit Corp.	4.500%	6/17/20	5,000	5,155
	Toyota Motor Credit Corp.	4.250%	1/11/21	9,000	9,144
6	Volkswagen International Finance NV	2.875%	4/1/16	3,000	2,999

6 Volkswagen International Finance NV	4.000%	8/12/20	7,500	7,426
6 Volvo Treasury AB	5.950%	4/1/15	12,000	13,244
Wal-Mart Stores Inc.	2.875%	4/1/15	1,645	1,702
Wal-Mart Stores Inc.	5.375%	4/5/17	7,000	7,964
Wal-Mart Stores Inc.	3.625%	7/8/20	30,000	29,326
Wal-Mart Stores Inc.	3.250%	10/25/20	31,460	29,857
Walgreen Co.	5.250%	1/15/19	8,375	9,286
Walt Disney Co.	5.625%	9/15/16	5,000	5,744
Walt Disney Co.	6.000%	7/17/17	3,000	3,463
Western Union Co.	6.500%	2/26/14	7,400	8,274
Western Union Co.	5.930%	10/1/16	11,825	13,303

Consumer Noncyclical (9.4%)
Abbott Laboratories	5.875%	5/15/16	19,000	22,002
Abbott Laboratories	5.600%	11/30/17	16,000	18,319
Abbott Laboratories	5.125%	4/1/19	43,360	47,412
Allergan Inc./United States	5.750%	4/1/16	12,000	13,694
Allergan Inc./United States	3.375%	9/15/20	9,000	8,525
Altria Group Inc.	9.700%	11/10/18	27,276	36,282
Altria Group Inc.	9.250%	8/6/19	10,000	13,156
AmerisourceBergen Corp.	5.875%	9/15/15	3,000	3,368
AmerisourceBergen Corp.	4.875%	11/15/19	3,000	3,138
Amgen Inc.	5.850%	6/1/17	25,460	29,337
Amgen Inc.	6.150%	6/1/18	5,000	5,784
Amgen Inc.	5.700%	2/1/19	12,080	13,599
Amgen Inc.	3.450%	10/1/20	12,250	11,690
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	5,000	5,517
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,100	6,776
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,000	10,038
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	5,000	5,494
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	12,000	12,859
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	5,000	5,094
Archer-Daniels-Midland Co.	5.450%	3/15/18	6,388	7,168
4 Archer-Daniels-Midland Co.	4.479%	3/1/21	12,500	12,861
AstraZeneca plc	5.900%	9/15/17	22,060	25,453
Avon Products Inc.	5.625%	3/1/14	6,125	6,741
Avon Products Inc.	6.500%	3/1/19	5,000	5,782
6 BAT International Finance plc	9.500%	11/15/18	4,000	5,330
Baxter International Inc.	5.900%	9/1/16	7,000	8,156
Baxter International Inc.	5.375%	6/1/18	10,100	11,286
Baxter International Inc.	4.500%	8/15/19	2,000	2,115
Baxter International Inc.	4.250%	3/15/20	3,000	3,065
Becton Dickinson and Co.	5.000%	5/15/19	4,700	5,091
Biogen Idec Inc.	6.875%	3/1/18	5,000	5,742
Boston Scientific Corp.	6.000%	1/15/20	5,000	5,408
Bottling Group LLC	6.950%	3/15/14	3,813	4,411
Bottling Group LLC	5.500%	4/1/16	19,086	21,704
Bottling Group LLC	5.125%	1/15/19	19,925	21,827
Bristol-Myers Squibb Co.	5.450%	5/1/18	4,000	4,483
Bunge Ltd. Finance Corp.	4.100%	3/15/16	2,800	2,871
Bunge Ltd. Finance Corp.	8.500%	6/15/19	10,000	12,096
Campbell Soup Co.	3.050%	7/15/17	6,250	6,340
Campbell Soup Co.	4.500%	2/15/19	3,000	3,168
6 Coca-Cola Amatil Ltd.	3.250%	11/2/14	1,090	1,127
Coca-Cola Co.	3.150%	11/15/20	22,970	21,806
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,200
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	17,597	20,495
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	4,500	4,869

Colgate-Palmolive Co.	3.150%	8/5/15	2,000	2,087
ConAgra Foods Inc.	6.750%	9/15/11	312	319
Covidien International Finance SA	6.000%	10/15/17	14,306	16,531
Covidien International Finance SA	4.200%	6/15/20	5,000	5,023
CR Bard Inc.	4.400%	1/15/21	13,000	13,342
Delhaize Group SA	5.875%	2/1/14	875	958
Eli Lilly & Co.	4.200%	3/6/14	11,850	12,774
Estee Lauder Cos. Inc.	6.000%	1/15/12	493	511
Express Scripts Inc.	3.125%	5/15/16	7,650	7,669
Express Scripts Inc.	7.250%	6/15/19	3,000	3,626
6 Foster's Finance Corp.	4.875%	10/1/14	4,000	4,262
Genentech Inc.	4.750%	7/15/15	16,150	17,736
General Mills Inc.	5.650%	2/15/19	3,000	3,341
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	32,400	36,626
Hasbro Inc.	6.300%	9/15/17	5,000	5,601
Hershey Co.	4.850%	8/15/15	5,000	5,457
Hershey Co.	4.125%	12/1/20	4,125	4,186
Hormel Foods Corp.	4.125%	4/15/21	3,350	3,387
Johnson & Johnson	2.950%	9/1/20	5,850	5,556
Kellogg Co.	4.450%	5/30/16	7,000	7,573
Kellogg Co.	4.150%	11/15/19	12,000	12,226
Kimberly-Clark Corp.	6.125%	8/1/17	8,449	9,888
Kimberly-Clark Corp.	7.500%	11/1/18	10,000	12,475
Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,258
Koninklijke Philips Electronics NV	5.750%	3/11/18	15,000	16,973
Kraft Foods Inc.	6.500%	8/11/17	7,840	9,109
Kraft Foods Inc.	5.375%	2/10/20	35,000	37,833
Kroger Co.	6.800%	12/15/18	6,100	7,186
Lorillard Tobacco Co.	6.875%	5/1/20	6,000	6,598
McKesson Corp.	6.500%	2/15/14	7,100	7,997
McKesson Corp.	4.750%	3/1/21	7,000	7,257
Medco Health Solutions Inc.	7.125%	3/15/18	5,000	5,907
Medtronic Inc.	4.450%	3/15/20	10,000	10,357
Merck & Co. Inc.	4.750%	3/1/15	6,000	6,618
Merck & Co. Inc.	4.000%	6/30/15	2,100	2,263
Merck & Co. Inc.	6.000%	9/15/17	10,000	11,687
Merck & Co. Inc.	5.000%	6/30/19	10,000	10,953
Merck & Co. Inc.	3.875%	1/15/21	20,500	20,232
Nabisco Inc.	7.550%	6/15/15	15,000	17,602
Novartis Capital Corp.	4.400%	4/24/20	10,000	10,462
Novartis Securities Investment Ltd.	5.125%	2/10/19	51,794	56,594
PepsiAmericas Inc.	4.375%	2/15/14	12,500	13,533
PepsiCo Inc./NC	5.000%	6/1/18	16,500	18,171
PepsiCo Inc./NC	7.900%	11/1/18	14,000	17,861
PepsiCo Inc./NC	3.125%	11/1/20	22,000	20,561
Pfizer Inc.	6.200%	3/15/19	60,000	70,159
Philip Morris International Inc.	6.875%	3/17/14	10,000	11,529
Philip Morris International Inc.	5.650%	5/16/18	36,555	41,203
Philip Morris International Inc.	4.500%	3/26/20	6,750	7,006
Procter & Gamble Co.	3.500%	2/15/15	4,400	4,667
Procter & Gamble Co.	4.700%	2/15/19	11,000	12,019
Quest Diagnostics Inc./DE	4.750%	1/30/20	2,000	2,045
Quest Diagnostics Inc./DE	4.700%	4/1/21	4,000	4,067
Reynolds American Inc.	7.625%	6/1/16	16,655	19,861
6 Roche Holdings Inc.	6.000%	3/1/19	13,500	15,505
Safeway Inc.	6.350%	8/15/17	3,000	3,405
Sanofi-Aventis SA	2.625%	3/29/16	4,860	4,876
Sanofi-Aventis SA	4.000%	3/29/21	8,500	8,460

	St. Jude Medical Inc.	2.500%	1/15/16	10,000	9,964
	St. Jude Medical Inc.	4.875%	7/15/19	10,000	10,708
	Stryker Corp.	4.375%	1/15/20	10,000	10,356
	Sysco Corp.	5.250%	2/12/18	12,000	13,265
6	Tesco plc	5.500%	11/15/17	7,000	7,897
	Teva Pharmaceutical Finance II BV / Teva
	Pharmaceutical Finance III LLC	3.000%	6/15/15	12,000	12,223
	Thermo Fisher Scientific Inc.	5.000%	6/1/15	4,700	5,181
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	7,000	7,202
	Unilever Capital Corp.	3.650%	2/15/14	6,500	6,903
	Whirlpool Corp.	8.600%	5/1/14	5,000	5,844
	Wyeth	5.500%	2/15/16	15,000	17,116
	Wyeth	5.450%	4/1/17	12,780	14,477

	Energy (4.4%)
	Anadarko Petroleum Corp.	5.950%	9/15/16	10,500	11,709
	Anadarko Petroleum Corp.	6.375%	9/15/17	10,000	11,297
	Anadarko Petroleum Corp.	6.950%	6/15/19	19,500	22,461
	Apache Corp.	5.625%	1/15/17	4,000	4,577
	Apache Corp.	6.900%	9/15/18	3,000	3,627
	Apache Corp.	3.625%	2/1/21	6,000	5,769
	Baker Hughes Inc.	7.500%	11/15/18	16,845	21,198
	BP Capital Markets plc	3.625%	5/8/14	6,300	6,598
	BP Capital Markets plc	3.875%	3/10/15	5,000	5,245
	BP Capital Markets plc	4.750%	3/10/19	13,850	14,507
	BP Capital Markets plc	4.500%	10/1/20	33,000	33,332
	BP Capital Markets plc	4.742%	3/11/21	25,000	25,559
	Canadian Natural Resources Ltd.	5.700%	5/15/17	4,500	5,063
	ConocoPhillips	5.750%	2/1/19	43,935	50,399
	ConocoPhillips	6.000%	1/15/20	10,000	11,625
6	ENI SPA	4.150%	10/1/20	5,120	4,893
	Ensco plc	4.700%	3/15/21	10,000	10,064
	EOG Resources Inc.	5.875%	9/15/17	3,000	3,419
	EOG Resources Inc.	5.625%	6/1/19	7,000	7,861
	EOG Resources Inc.	4.400%	6/1/20	12,000	12,163
6	GS Caltex Corp.	5.500%	8/25/14	4,000	4,310
6	GS Caltex Corp.	5.500%	10/15/15	6,000	6,444
	Halliburton Co.	6.150%	9/15/19	13,000	15,062
6	Marathon Petroleum Corp.	5.125%	3/1/21	7,000	7,210
6	Motiva Enterprises LLC	5.750%	1/15/20	10,000	11,067
	Nabors Industries Inc.	6.150%	2/15/18	3,000	3,335
	Nabors Industries Inc.	9.250%	1/15/19	5,900	7,547
	Noble Corp.	5.875%	6/1/13	3,000	3,259
	Noble Holding International Ltd.	4.900%	8/1/20	14,000	14,431
	Occidental Petroleum Corp.	4.100%	2/1/21	23,525	23,733
[5,6] Odebrecht Drilling Norbe VIII/IX Ltd.		6.350%	6/30/21	7,000	7,444
	Petro-Canada	6.050%	5/15/18	4,000	4,527
	Pride International Inc.	6.875%	8/15/20	17,178	19,755
	Shell International Finance BV	4.300%	9/22/19	21,000	21,888
	Shell International Finance BV	4.375%	3/25/20	35,000	36,564
	Statoil ASA	3.125%	8/17/17	15,000	14,994
	Statoil ASA	5.250%	4/15/19	27,000	29,725
	Suncor Energy Inc.	6.100%	6/1/18	5,000	5,695
	Talisman Energy Inc.	7.750%	6/1/19	3,000	3,702
	Talisman Energy Inc.	3.750%	2/1/21	5,000	4,714
	Total Capital SA	3.000%	6/24/15	12,000	12,362
	Total Capital SA	2.300%	3/15/16	10,000	9,887
	Total Capital SA	4.450%	6/24/20	15,000	15,561

Transocean Inc.	6.000%	3/15/18	20,000	21,904
Transocean Inc.	6.500%	11/15/20	5,000	5,596
Valero Energy Corp.	9.375%	3/15/19	9,200	11,937
Valero Energy Corp.	6.125%	2/1/20	5,000	5,548
Weatherford International Inc.	6.350%	6/15/17	3,000	3,403
Weatherford International Ltd./Bermuda	6.000%	3/15/18	10,000	11,027
Weatherford International Ltd./Bermuda	9.625%	3/1/19	12,500	16,178
Weatherford International Ltd./Bermuda	5.125%	9/15/20	5,000	5,088

Other Industrial (0.2%)
6 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	10,000	11,999
6 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	20,000	21,332

Technology (3.1%)
Agilent Technologies Inc.	6.500%	11/1/17	5,950	6,763
Cisco Systems Inc.	5.500%	2/22/16	8,011	9,118
Cisco Systems Inc.	4.950%	2/15/19	36,800	39,914
Cisco Systems Inc.	4.450%	1/15/20	33,000	34,232
Corning Inc.	6.625%	5/15/19	2,000	2,325
Dell Inc.	3.100%	4/1/16	7,000	7,054
Dell Inc.	5.650%	4/15/18	11,750	13,037
Dell Inc.	5.875%	6/15/19	3,250	3,605
Dun & Bradstreet Corp.	6.000%	4/1/13	9,700	10,484
Equifax Inc.	6.300%	7/1/17	5,000	5,484
Fiserv Inc.	6.800%	11/20/17	5,000	5,694
Hewlett-Packard Co.	6.125%	3/1/14	15,000	16,837
Hewlett-Packard Co.	5.400%	3/1/17	2,500	2,818
Hewlett-Packard Co.	5.500%	3/1/18	7,000	7,853
Hewlett-Packard Co.	3.750%	12/1/20	15,000	14,601
International Business Machines Corp.	5.700%	9/14/17	39,450	45,497
International Business Machines Corp.	7.625%	10/15/18	22,500	28,390
Lexmark International Inc.	6.650%	6/1/18	17,000	18,455
Microsoft Corp.	1.625%	9/25/15	25,000	24,647
Microsoft Corp.	4.200%	6/1/19	3,800	3,989
Nokia Oyj	5.375%	5/15/19	26,185	27,041
Oracle Corp.	5.750%	4/15/18	33,410	37,948
Oracle Corp.	5.000%	7/8/19	19,000	20,564
6 Oracle Corp.	3.875%	7/15/20	10,000	9,913
Pitney Bowes Inc.	5.000%	3/15/15	10,000	10,705
Pitney Bowes Inc.	5.750%	9/15/17	7,707	8,407
Pitney Bowes Inc.	6.250%	3/15/19	5,000	5,426
Tyco Electronics Group SA	6.550%	10/1/17	2,990	3,492
Xerox Corp.	6.350%	5/15/18	5,000	5,708
Xerox Corp.	5.625%	12/15/19	8,000	8,673

Transportation (1.5%)
American Airlines Pass Through Trust 2001-
01	6.817%	5/23/11	714	715
6 Aviation Capital Group Corp.	6.750%	4/6/21	15,000	15,174
Burlington Northern Santa Fe LLC	8.125%	4/15/20	5,000	6,328
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,000	2,885
Canadian National Railway Co.	5.800%	6/1/16	4,000	4,578
Canadian National Railway Co.	5.550%	5/15/18	5,275	5,913
5 Continental Airlines 1997-4 Class A Pass
Through Trust	6.900%	1/2/18	2,655	2,814
5 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	702	737

5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	1,605	1,750
[10] Continental Airlines 2002-1 Class G-2 Pass
	Through Trust	6.563%	2/15/12	3,000	3,060
5	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	1,941	2,028
5	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	11/10/19	4,862	5,263
	CSX Corp.	7.900%	5/1/17	5,000	6,146
	CSX Corp.	7.375%	2/1/19	10,000	12,147
5	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	8/10/22	2,582	2,673
5	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	1,217	1,245
5	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	12/17/19	6,833	7,483
5	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	7/2/18	14,824	15,306
5	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	5/23/19	5,000	4,987
6	ERAC USA Finance LLC	6.375%	10/15/17	11,370	13,008
	JB Hunt Transport Services Inc.	3.375%	9/15/15	4,920	4,922
4,5,JetBlue Airways 2004-1 G-1 Pass Through
11	Trust	0.685%	12/15/13	2,269	2,183
[4,11]JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.730%	3/15/14	7,150	6,459
[4,11]JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.763%	11/15/16	4,765	4,074
	Norfolk Southern Corp.	5.750%	4/1/18	5,655	6,379
5	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	11/1/19	4,757	4,876
	Ryder System Inc.	7.200%	9/1/15	16,000	18,648
	Ryder System Inc.	3.600%	3/1/16	9,755	9,945
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	4,456	4,824
	Union Pacific Corp.	4.000%	2/1/21	5,000	4,992
	United Parcel Service Inc.	5.500%	1/15/18	5,100	5,757
	United Parcel Service Inc.	5.125%	4/1/19	1,900	2,127
	United Parcel Service Inc.	3.125%	1/15/21	23,000	21,627
					5,041,764
Utilities (6.4%)
	Electric (4.8%)
	Ameren Illinois Co.	6.125%	11/15/17	5,000	5,609
	Ameren Illinois Co.	6.250%	4/1/18	7,625	8,453
	Appalachian Power Co.	4.600%	3/30/21	5,000	5,001
	CMS Energy Corp.	6.250%	2/1/20	5,000	5,288
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	5,667
	Commonwealth Edison Co.	5.800%	3/15/18	13,500	15,110
	Commonwealth Edison Co.	4.000%	8/1/20	5,000	4,902
	Connecticut Light & Power Co.	5.650%	5/1/18	4,000	4,480
	Connecticut Light & Power Co.	5.500%	2/1/19	10,475	11,742
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,500	2,652
	Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	5,000	6,130
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	13,890	16,595
	Consumers Energy Co.	6.125%	3/15/19	5,000	5,733
	Consumers Energy Co.	6.700%	9/15/19	12,790	15,296
4	Dayton Power & Light Co.	5.125%	10/1/13	2,275	2,472

[4,5] Dominion Resources Inc./VA		6.300%	9/30/66	370	367
	Dominion Resources Inc./VA	6.000%	11/30/17	5,000	5,746
	Dominion Resources Inc./VA	6.400%	6/15/18	2,000	2,312
	Dominion Resources Inc./VA	5.200%	8/15/19	2,000	2,162
	Duke Energy Carolinas LLC	5.300%	10/1/15	6,000	6,752
	Duke Energy Indiana Inc.	3.750%	7/15/20	15,096	14,832
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	5,574
	Entergy Louisiana LLC	4.800%	5/1/21	10,000	10,063
	Entergy Texas Inc.	7.125%	2/1/19	5,485	6,422
	Exelon Corp.	4.900%	6/15/15	10,000	10,684
	FirstEnergy Corp.	6.450%	11/15/11	50	51
	FirstEnergy Solutions Corp.	4.800%	2/15/15	5,000	5,297
	Florida Power Corp.	5.800%	9/15/17	8,201	9,448
	Florida Power Corp.	5.650%	6/15/18	11,915	13,541
[5,6] FPL Energy Marcus Hook LP		7.590%	7/10/18	5,518	5,548
	Georgia Power Co.	5.700%	6/1/17	4,300	4,911
	Georgia Power Co.	5.400%	6/1/18	5,000	5,578
6	Iberdrola Finance Ireland Ltd.	5.000%	9/11/19	11,435	11,328
	Indiana Michigan Power Co.	7.000%	3/15/19	5,000	5,930
6	ITC Holdings Corp.	6.050%	1/31/18	7,500	8,265
6	Kansas Gas & Electric	6.700%	6/15/19	3,000	3,451
	Metropolitan Edison Co.	7.700%	1/15/19	5,000	5,999
	MidAmerican Energy Co.	5.300%	3/15/18	24,957	27,535
	Midamerican Energy Holdings Co.	5.750%	4/1/18	5,000	5,640
	National Rural Utilities Cooperative Finance
	Corp.	3.875%	9/16/15	8,000	8,475
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	5,000	4,900
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	7,691	8,596
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	7,000	7,796
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	15,380	21,146
	Nevada Power Co.	6.500%	8/1/18	3,662	4,220
	Nevada Power Co.	7.125%	3/15/19	5,000	5,953
[4,5] NextEra Energy Capital Holdings Inc.		6.350%	10/1/66	10,850	10,741
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	8,976	9,925
6	Niagara Mohawk Power Corp.	4.881%	8/15/19	7,000	7,427
	Northeast Utilities	7.250%	4/1/12	4,620	4,880
	NSTAR	4.500%	11/15/19	7,000	7,242
	NSTAR Electric Co.	5.625%	11/15/17	3,000	3,412
	Ohio Power Co.	4.850%	1/15/14	5,000	5,377
	Ohio Power Co.	6.000%	6/1/16	4,000	4,548
	Pacific Gas & Electric Co.	5.625%	11/30/17	15,400	17,324
	Pacific Gas & Electric Co.	3.500%	10/1/20	38,000	35,644
	PacifiCorp	5.650%	7/15/18	10,000	11,338
	PacifiCorp	5.500%	1/15/19	6,215	6,941
[10] Peco Energy Co.		5.950%	11/1/11	15,000	15,380
	Pennsylvania Electric Co.	6.050%	9/1/17	7,000	7,691
	PG&E Corp.	5.750%	4/1/14	10,650	11,707
	Portland General Electric Co.	6.100%	4/15/19	3,000	3,465
	Potomac Electric Power Co.	4.950%	11/15/13	5,465	5,936
[4,5] PPL Capital Funding Inc.		6.700%	3/30/67	15,000	14,906
	Progress Energy Carolina	5.300%	1/15/19	6,985	7,763
	Progress Energy Inc.	5.625%	1/15/16	11,407	12,814
	PSEG Power LLC	5.125%	4/15/20	4,000	4,156
	Public Service Co. of Colorado	5.500%	4/1/14	7,000	7,721

	Public Service Co. of Colorado	5.800%	8/1/18	5,200	5,913
	Public Service Co. of Colorado	5.125%	6/1/19	7,500	8,246
	Public Service Electric & Gas Co.	5.300%	5/1/18	3,000	3,321
	Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	7,705
6	Puget Energy Inc.	6.500%	12/15/20	10,000	10,391
	Sierra Pacific Power Co.	6.000%	5/15/16	2,500	2,835
	Southern California Edison Co.	5.000%	1/15/16	4,000	4,403
	Southern California Edison Co.	5.500%	8/15/18	4,625	5,228
6	SP PowerAssets Ltd.	5.000%	10/22/13	15,000	16,143
	Tampa Electric Co.	6.100%	5/15/18	4,000	4,571
	UIL Holdings Corp.	4.625%	10/1/20	7,000	6,760
	Virginia Electric and Power Co.	5.950%	9/15/17	5,000	5,744
	Virginia Electric and Power Co.	5.400%	4/30/18	6,615	7,346
[4,5] Wisconsin Energy Corp.		6.250%	5/15/67	25,000	25,125
	Wisconsin Power & Light Co.	5.000%	7/15/19	2,500	2,712

	Natural Gas (1.6%)
	AGL Capital Corp.	5.250%	8/15/19	3,000	3,193
	Atmos Energy Corp.	4.950%	10/15/14	6,420	6,979
	Atmos Energy Corp.	8.500%	3/15/19	5,000	6,297
6	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,000	3,050
	El Paso Natural Gas Co.	5.950%	4/15/17	3,000	3,355
[4,5] Enbridge Energy Partners LP		8.050%	10/1/37	3,280	3,559
	Enbridge Energy Partners LP	6.500%	4/15/18	5,000	5,726
	Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,638
	Energy Transfer Partners LP	5.950%	2/1/15	2,769	3,073
	Energy Transfer Partners LP	9.700%	3/15/19	5,000	6,547
	Energy Transfer Partners LP	9.000%	4/15/19	5,000	6,378
	Enterprise Products Operating LLC	9.750%	1/31/14	7,000	8,424
[4,5] Enterprise Products Operating LLC		8.375%	8/1/66	5,850	6,402
	Enterprise Products Operating LLC	6.650%	4/15/18	15,000	17,352
	Enterprise Products Operating LLC	5.200%	9/1/20	5,000	5,268
	EQT Corp.	6.500%	4/1/18	5,000	5,607
6	Gulf South Pipeline Co. LP	6.300%	8/15/17	7,000	7,898
6	Gulfstream Natural Gas System LLC	5.560%	11/1/15	8,500	9,343
	Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,942
	Magellan Midstream Partners LP	6.550%	7/15/19	5,000	5,774
	Nisource Finance Corp.	6.800%	1/15/19	1,500	1,729
	ONEOK Partners LP	6.150%	10/1/16	10,000	11,410
	ONEOK Partners LP	8.625%	3/1/19	2,000	2,564
	Plains All American Pipeline LP / PAA
	Finance Corp.	5.750%	1/15/20	5,000	5,431
	Southern California Gas Co.	5.500%	3/15/14	8,179	9,064
[4,5] TransCanada PipeLines Ltd.		6.350%	5/15/67	4,000	4,062
	TransCanada PipeLines Ltd.	6.500%	8/15/18	13,000	15,315
	TransCanada PipeLines Ltd.	3.800%	10/1/20	25,732	25,267
	Williams Partners LP	5.250%	3/15/20	20,000	21,178
	Williams Partners LP / Williams Partners
	Finance Corp.	7.250%	2/1/17	5,750	6,835

					913,093
Total Corporate Bonds (Cost $10,115,633)					10,819,183
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
6	Abu Dhabi National Energy Co.	6.165%	10/25/17	2,000	2,141
6	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	5.670%	3/5/14	3,450	3,680
6	Banco del Estado de Chile	4.125%	10/7/20	2,500	2,336

6	Bank of China Hong Kong Ltd.	5.550%	2/11/20	1,500	1,543
6	Bermuda Government International Bond	5.603%	7/20/20	2,300	2,448
	Brazilian Government International Bond	7.875%	3/7/15	3,800	4,569
	Brazilian Government International Bond	5.875%	1/15/19	1,500	1,680
	Brazilian Government International Bond	4.875%	1/22/21	4,500	4,631
6	Centrais Eletricas Brasileiras SA	6.875%	7/30/19	3,000	3,347
	China Development Bank Corp.	5.000%	10/15/15	1,500	1,635
	Colombia Government International Bond	7.375%	1/27/17	2,000	2,388
	Corp Andina de Fomento	3.750%	1/15/16	2,500	2,479
6	Corp Nacional del Cobre de Chile	3.750%	11/4/20	2,500	2,346
6	Croatia Government International Bond	6.375%	3/24/21	3,000	3,071
	Ecopetrol SA	7.625%	7/23/19	3,000	3,529
6	Empresa Nacional del Petroleo	6.250%	7/8/19	2,000	2,144
	Export-Import Bank of Korea	5.875%	1/14/15	3,000	3,287
	Export-Import Bank of Korea	4.125%	9/9/15	2,000	2,076
	Export-Import Bank of Korea	5.125%	6/29/20	1,500	1,526
6	Gazprom OAO Via Gaz Capital SA	6.212%	11/22/16	1,875	2,033
	Hungary Government International Bond	4.750%	2/3/15	2,200	2,249
	Hungary Government International Bond	6.250%	1/29/20	1,500	1,574
	Hungary Government International Bond	6.375%	3/29/21	1,000	1,038
6	Industrial Bank of Korea	7.125%	4/23/14	2,700	3,054
	Israel Government International Bond	5.125%	3/26/19	4,550	4,762
	Korea Development Bank	8.000%	1/23/14	5,000	5,744
6	Korea East-West Power Co. Ltd.	5.250%	11/15/12	5,000	5,238
	Korea Finance Corp.	3.250%	9/20/16	1,000	978
6	Kowloon Canton Railway Corp.	5.125%	5/20/19	2,500	2,703
6	Lithuania Government International Bond	5.125%	9/14/17	750	769
6	Lithuania Government International Bond	6.125%	3/9/21	2,000	2,098
6	MDC-GMTN B.V.	7.625%	5/6/19	2,000	2,374
	Mexico Government International Bond	5.625%	1/15/17	5,000	5,564
	Mexico Government International Bond	5.125%	1/15/20	12,000	12,679
	Panama Government International Bond	7.250%	3/15/15	7,500	8,711
	Pemex Project Funding Master Trust	5.750%	3/1/18	5,000	5,354
	Peruvian Government International Bond	9.125%	2/21/12	4,000	4,250
	Peruvian Government International Bond	8.375%	5/3/16	4,500	5,411
	Peruvian Government International Bond	7.125%	3/30/19	3,000	3,468
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	3,000	3,035
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	4,000	4,435
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	9,500	10,138
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	5,000	5,064
	Petroleos Mexicanos	4.875%	3/15/15	3,000	3,206
	Petroleos Mexicanos	6.000%	3/5/20	2,000	2,139
	Petroleos Mexicanos	5.500%	1/21/21	7,000	7,151
[5,6]	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	288	291
6	Petronas Capital Ltd.	7.000%	5/22/12	3,000	3,174
6	Petronas Capital Ltd.	5.250%	8/12/19	4,000	4,265
5,6,11 PF Export Receivables Master Trust		3.748%	6/1/13	923	923
[5,6]	PF Export Receivables Master Trust	6.436%	6/1/15	2,215	2,349
	Poland Government International Bond	3.875%	7/16/15	3,000	3,056
	Poland Government International Bond	6.375%	7/15/19	2,000	2,225
	Province of Ontario	4.000%	10/7/19	8,500	8,690
6	Qatar Government International Bond	5.250%	1/20/20	3,250	3,429
6,12	Qatari Diar Finance QSC	3.500%	7/21/15	1,500	1,528
6	Qtel International Finance Ltd.	4.750%	2/16/21	2,500	2,380
[5,6]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	2,323	2,456
6	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	2,725	2,956
6	Republic of Indonesia	4.875%	5/5/21	5,000	4,940
	Republic of Italy	3.125%	1/26/15	2,500	2,550

Republic of Italy	4.750%	1/25/16	1,000	1,064
Republic of Korea	4.250%	6/1/13	5,000	5,245
Republic of Korea	7.125%	4/16/19	3,000	3,546
South Africa Government International Bond	5.500%	3/9/20	7,000	7,458
6 TDIC Finance Ltd.	6.500%	7/2/14	2,600	2,883
Total Sovereign Bonds (Cost $223,052)				231,483
Taxable Municipal Bonds (0.4%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	1,850	2,005
California GO	5.750%	3/1/17	10,000	10,702
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	0.999%	10/15/12	14,210	14,113
Illinois GO	4.511%	3/1/15	4,500	4,631
Illinois GO	5.365%	3/1/17	4,500	4,653
Louisiana Local Government Environmental
Facility & Community Development
Authority Revenue	3.220%	2/1/21	12,000	11,833
Louisiana Local Government Environmental
Facility & Community Development
Authority Revenue	3.450%	2/1/22	5,475	5,365
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	1,400	1,560
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	1,825	1,849
Total Taxable Municipal Bonds (Cost $55,954)				56,711
				Market
				Value
	Coupon		Shares	($000)
Convertible Preferred Stock (0.0%)
7 Lehman Brothers Holdings Inc. Pfd. (Cost $8,740)	7.250%		8,740	4
Preferred Stocks (0.1%)
Axis Capital Holdings Ltd. Pfd.	7.500%		50,000	4,887
Southern California Edison Co. Pfd.	5.870%		47,516	4,769
Aspen Insurance Holdings Ltd. Pfd.	7.401%		76,950	1,911
Total Preferred Stocks (Cost $11,853)				11,567
Temporary Cash Investment (3.6%)
Money Market Fund (3.6%)
[13] Vanguard Market Liquidity Fund (Cost $517,157)	0.179%		517,156,646	517,157
Total Investments (100.3%) (Cost $13,565,436)				14,367,876
Other Assets and Liabilities-Net (-0.3%)				(44,967)
Net Assets (100%)				14,322,909

1 Securities with a value of $1,684,000 have been segregated as collateral for open swap contracts.
2 Securities with a value of $10,797,000 have been segregated as initial margin for open futures contracts.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $1,629,993,000, representing 11.4% of net assets.
7 Non-income-producing security--security in default.

8 Non-income-producing security--issuer has suspended all payments until February 1, 2012.
9 Non-income-producing security--issuer has suspended all payments until May 1, 2012.
10 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
11 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
12 Guaranteed by the State of Qatar.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2011	(3,064)	(371,175)	(4,840)
2-Year U.S. Treasury Note	June 2011	(1,389)	(304,365)	(724)
5-Year U.S. Treasury Note	June 2011	621	73,569	1,294
Ultra Long U.S. Treasury Bond	June 2011	511	64,322	2,308
30-Year U.S. Treasury Bond	June 2011	(26)	(3,182)	(42)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Intermediate-Term Investment-Grade Fund

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Intermediate-Term Investment-Grade Fund

At April 30, 2011, the fund had the following open swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Banco Bilbao Vizcaya
Argentaria SA/Aa2	9/20/15	BARC	11,000	461	1.000	30
Bank of America Corp./A2	3/20/15	DBAG	4,400	101	1.000	86
Bank of America Corp./A2	9/20/15	RBS	2,200	71	1.000	52
Bank of America Corp./A2	12/20/15	DBAG	6,960	348	1.000	268
Burlington Northern/A3	6/20/12	DBAG	5,000	—	0.400	19
Johnson & Johnson/Aaa	9/20/12	UBSAG	2,160	—	0.080	—
Johnson & Johnson/Aaa	9/20/12	GSCM	5,400	—	0.070	—
Metlife Inc./A3	3/20/15	DBAG	18,000	1,086	1.000	854

Credit Protection Purchased
Bank of America Corp.	12/20/13	DBAG	10,540	(231)	(1.000)	(291)
Bank of America Corp.	12/20/14	DBAG	5,800	(73)	(1.000)	(62)
Bank of America Corp.	12/20/14	BARC	5,800	(68)	(1.000)	(58)
Brazil (Federative Republic)	12/20/15	BOANA	1,500	(19)	(1.000)	(15)
Danske Bank A/S	12/20/15	BOANA	2,645	(19)	(1.000)	(8)
Danske Bank A/S	12/20/15	BARC	2,645	(16)	(1.000)	(5)
Goldman, Sachs & Co.	12/20/11	DBAG	10,000	19	(1.000)	(33)
Mexico (United Mexican States)	12/20/15	BOANA	1,500	(23)	(1.000)	(23)
Morgan Stanley	9/20/15	BARC	4,400	(243)	(1.000)	(152)
Wells Fargo	12/20/11	DBAG	10,000	54	(1.000)	(25)
Wells Fargo	3/20/15	GSCM	4,400	(37)	(1.000)	(98)
						539
1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
RBS—Royal Bank of Scotland Group.
UBSAG—UBS AG.

Intermediate-Term Investment-Grade Fund

Interest Rate Swaps
Termination	Counterparty[1]	Notional	Fixed Interest	Floating Interest	Unrealized
Date		Amount	Rate Received	Rate Received	Appreciation
		($000)	(Paid) (%)	(Paid)	(Depreciation)
				(%)	($000)
5/16/11	BOANA	1,500	0.943	(0.216) [2]	-
7/15/11	GSCM	1,540	1.086	(0.219) [2]	3
7/15/11	BOANA	4,220	1.093	(0.219) [2]	7
7/15/11	WFC	2,200	1.268	(0.219) [2]	5
7/15/11	GSCM	1,900	1.240	(0.219) [2]	4
7/15/11	WFC	4,300	1.323	(0.219) [2]	9
8/15/11	GSCM	1,500	1.091	(0.219) [2]	4
8/15/11	BOANA	5,800	0.833	(0.219) [2]	10
8/15/11	WFC	2,500	0.740	(0.219) [2]	4
9/15/11	BOANA	10,700	0.840	(0.219) [2]	23
10/6/11	BARC	6,600	1.723	(0.240) [2]	41
11/15/11	WFC	2,800	0.607	(0.219) [2]	5
12/6/11	WFC	2,840	2.018	(0.310) [3]	28
1/15/12	WFC	4,550	1.383	(0.219) [2]	35
1/15/12	WFC	4,900	1.226	(0.219) [2]	32
1/15/12	WFC	1,755	1.148	(0.219) [2]	11
1/15/12	WFC	290	1.075	(0.219) [2]	2
1/15/12	WFC	160	1.050	(0.219) [2]	1
1/15/12	WFC	4,300	1.058	(0.219) [2]	23
2/15/12	GSCM	450	0.688	(0.219) [2]	1
5/15/12	BOANA	875	1.349	(0.219) [2]	9
5/15/12	WFC	5,700	1.259	(0.219) [2]	54
6/15/12	JPMC	1,160	1.346	(0.219) [2]	13
7/15/12	BARC	16,105	1.683	(0.219) [2]	249
7/15/12	WFC	1,485	1.450	(0.219) [2]	19
7/15/12	WFC	1,270	1.590	(0.219) [2]	18

Intermediate-Term Investment-Grade Fund

7/15/12	WFC	4,085	1.450	(0.219) [2]	52
7/15/12	JPMC	11,950	1.370	(0.219) [2]	140
9/6/12	WFC	5,800	0.553	(0.240) [2]	9
10/15/12	BOANA	10,550	1.746	(0.219) [2]	194
12/6/12	BARC	12,750	2.325	(0.310) [3]	351
12/15/12	WFC	7,280	1.763	(0.219) [2]	143
12/15/12	WFC	37,130	1.715	(0.219) [2]	699
1/15/13	WFC	13,120	1.770	(0.278) [3]	252
2/15/13	WFC	11,800	1.705	(0.219) [2]	227
2/15/13	WFC	725	1.890	(0.219) [2]	16
2/15/13	WFC	10,170	1.725	(0.219) [2]	200
2/15/13	WFC	234	0.801	(0.219) [2]	1
2/15/13	WFC	1,450	0.910	(0.219) [2]	13
2/20/13	WFC	6,220	1.926	(0.213) [2]	145
2/20/13	WFC	5,135	0.799	(0.213) [2]	16
8/15/13	BARC	1,500	0.843	(0.219) [2]	-
8/15/13	BOANA	930	0.841	(0.219) [2]	-
9/15/13	GSCM	12,000	1.254	(0.219) [2]	99
9/15/13	WFC	4,374	0.698	(0.219) [2]	(21)
9/15/13	BOANA	1,000	0.873	(0.219) [2]	(1)
10/15/13	WFC	3,430	1.023	(0.219) [2]	7
12/1/13	GSCM	7,150	2.584	(0.311) [3]	277
12/1/13	WFC	15,786	2.582	(0.311) [3]	610
12/1/13	GSCM	41,858	2.584	(0.311) [3]	1,620
1/15/14	WFC	16,000	1.331	(0.270) [3]	90
2/14/14	WFC	21,200	1.022	(0.221) [2]	(51)
3/6/14	GSCM	18,138	2.448	(0.240) [2]	667
4/15/14	WFC	7,380	0.680	(0.278) [3]	(47)
5/15/14	GSCM	1,000	1.528	(0.219) [2]	9
5/16/14	WFC	8,640	1.083	(0.314) [3]	(52)
6/15/14	WFC	4,400	2.338	(0.219) [2]	143
6/15/14	WFC	40	2.577	(0.219) [2]	1

Intermediate-Term Investment-Grade Fund

6/15/14	WFC	1,200	1.150	(0.219) [2]	(5)
8/15/14	JPMC	3,505	1.501	(0.219) [2]	16
8/15/14	GSCM	1,785	1.350	(0.219) [2]	-
10/15/14	WFC	6,455	1.130	(0.219) [2]	(67)
2/15/15	BOANA	2,790	1.799	(0.219) [2]	20
2/15/15	WFC	8,600	1.634	(0.219) [2]	9
2/15/15	WFC	9,600	1.868	(0.219) [2]	93
2/17/15	GSCM	60,370	2.555	(0.314) [3]	2,036
3/24/15	GSCM	1,520	2.910	(0.213) [2]	73
8/15/15	GSCM	57,710	1.588	(0.219) [2]	(567)
10/21/15	WFC	40,850	1.485	(0.274) [3]
					(791)
5/19/16	WFC	11,900	1.454	(0.319) [3]	45
6/1/16	WFC	6,225	2.910	(0.311) [3]	221
10/25/16	WFC	25,700	1.714	(0.274) [3]	(820)
1/15/17	BARC	1,130	2.971	(0.219) [2]	37
2/15/17	GSCM	1,200	3.433	(0.219) [2]	68
2/15/17	BARC	1,490	3.180	(0.219) [2]	64
2/15/17	WFC	950	2.407	(0.219) [2]	1
2/15/17	WFC	5,700	2.407	(0.219) [2]	4
2/15/17	BARC	1,145	2.287	(0.219) [2]	(7)
2/15/17	BOANA	58,800	1.875	(0.219) [2]	(1,674)
2/15/17	WFC	43,000	3.373	(0.219) [2]	2,305
9/15/17	GSCM	24,600	3.520	(0.219) [2]	1,384
9/15/17	BARC	5,400	3.363	(0.219) [2]	253
9/15/17	GSCM	14,800	2.533	(0.219) [2]	(40)
9/15/17	WFC	1,900	2.345	(0.219) [2]	(26)
1/25/19	GSCM	9,200	2.782	(0.274) [3]	203
4/25/19	WFC	21,200	2.053	(0.273) [3]	(249)
4/25/19	WFC	5,500	2.756	(0.274) [3]	87
4/25/20	JPMC	35,700	3.024	(0.274) [3]	(532)
4/25/20	GSCM	6,000	2.794	(0.274) [3]	75
6/25/21	GSCM	5,720	3.143	(0.308) [3]	57

Intermediate-Term Investment-Grade Fund

10/25/21	WFC	6,500	3.328	(0.274) [3]	82
11/25/22	UBSAG	4,942	2.491	(0.312) [3]	17
11/25/22	BARC	25,900	2.758	(0.276) [3]	(117)
7/25/23	BARC	24,625	3.483	(0.274) [3]	402
					9,076
1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
UBSAG—UBS AG.
WFC—Wells Fargo Bank N.A.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2011, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Intermediate-Term Investment-Grade Fund

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	815,242	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,916,529	—
Corporate Bonds	—	10,818,789	394
Sovereign Bonds	—	231,483	—
Taxable Municipal Bonds	—	56,711	—
Convertible Preferred Stocks	4	—	—
Preferred Stocks	11,567	—	—
Temporary Cash Investments	517,157	—	—
Futures Contracts—Assets[1]	318	—	—
Futures Contracts—Liabilities[1]	(691)	—	—
Swap Contracts—Assets	—	15,452	—
Swap Contracts—Liabilities	—	(5,837)	—
Total	528,355	13,848,369	394
1 Represents variation margin on the last day of the reporting period.

There were no changes in investments valued based on Level 3 inputs during the three months ended April 30, 2011.

E. At April 30, 2011, the cost of investment securities for tax purposes was $13,569,155,000. Net unrealized appreciation of investment securities for tax purposes was $798,721,000, consisting of unrealized gains of $925,612,000 on securities that had risen in value since their purchase and $126,891,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments

As of April 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (108.5%)
U.S. Government Securities (92.9%)
	United States Treasury Bill	0.050%	5/5/11	366,000	366,000
	United States Treasury Bill	0.025%	5/12/11	210,000	210,000
	United States Treasury Note/Bond	1.250%	4/15/14	25,000	25,184
	United States Treasury Note/Bond	1.875%	4/30/14	260,000	266,542
	United States Treasury Note/Bond	2.625%	6/30/14	300,000	314,202
	United States Treasury Note/Bond	2.375%	10/31/14	233,000	241,847
	United States Treasury Note/Bond	2.125%	11/30/14	31,000	31,886
1	United States Treasury Note/Bond	4.000%	2/15/15	186,000	203,932
	United States Treasury Note/Bond	1.250%	10/31/15	32,000	31,300
	United States Treasury Note/Bond	1.375%	11/30/15	50,000	49,078
	United States Treasury Note/Bond	2.125%	12/31/15	100,000	101,328
	United States Treasury Note/Bond	2.000%	1/31/16	226,000	227,376
	United States Treasury Note/Bond	2.625%	2/29/16	60,000	62,035
	United States Treasury Note/Bond	2.250%	3/31/16	2,000	2,030
	United States Treasury Note/Bond	2.375%	3/31/16	150,000	153,117
	United States Treasury Note/Bond	2.000%	4/30/16	230,000	230,324
	United States Treasury Note/Bond	3.125%	10/31/16	372,000	390,540
	United States Treasury Note/Bond	2.750%	11/30/16	133,000	136,865
	United States Treasury Note/Bond	3.250%	12/31/16	193,000	203,524
	United States Treasury Note/Bond	3.125%	1/31/17	280,000	293,168
	United States Treasury Note/Bond	3.000%	2/28/17	159,000	165,136
	United States Treasury Note/Bond	3.250%	3/31/17	70,000	73,599
	United States Treasury Note/Bond	2.750%	5/31/17	40,000	40,831
	United States Treasury Note/Bond	2.500%	6/30/17	80,000	80,387
	United States Treasury Note/Bond	1.875%	9/30/17	28,000	26,933
	United States Treasury Note/Bond	2.750%	2/15/19	357,000	353,933
	United States Treasury Note/Bond	3.125%	5/15/19	620,000	628,916
	United States Treasury Note/Bond	3.625%	8/15/19	64,000	67,080
	United States Treasury Note/Bond	3.375%	11/15/19	163,000	167,101
	United States Treasury Note/Bond	2.625%	8/15/20	185,000	176,039
	United States Treasury Note/Bond	2.625%	11/15/20	215,000	203,545
	United States Treasury Note/Bond	3.625%	2/15/21	75,000	77,098
					5,600,876
Agency Bonds and Notes (0.3%)
2	Overseas Private Investment Corp.	7.600%	12/15/12	6,754	7,054
2	Overseas Private Investment Corp.	7.050%	11/15/13	10,313	10,885
					17,939
Conventional Mortgage-Backed Securities (15.0%)
[2,3] Fannie Mae Pool		4.000%	1/1/41	47,750	47,577
[2,3] Fannie Mae Pool		4.500%	5/1/41	73,250	75,356
[2,3] Fannie Mae Pool		5.000%	5/1/41	167,250	176,501
[2,3] Fannie Mae Pool		5.500%	6/1/38–5/1/41	250,750	269,870
[2,3] Fannie Mae Pool		6.000%	4/1/41–5/1/41	95,750	104,697
[2,3] Freddie Mac Gold Pool		5.500%	4/1/16–5/1/16	726	790
[2,3] Freddie Mac Gold Pool		7.000%	5/1/15–3/1/16	231	250
2	Ginnie Mae I Pool	4.000%	5/1/41	30,750	31,154
2	Ginnie Mae I Pool	4.500%	4/1/41–5/1/41	93,500	97,766

2 Ginnie Mae I Pool	5.000%	5/1/41	90,250	96,652
				900,613
Nonconventional Mortgage-Backed Securities (0.3%)
[2,3] Fannie Mae Grantor Trust	5.763%	12/25/11	20,000	20,555
				20,555
Total U.S. Government and Agency Obligations (Cost $6,411,033)				6,539,983
Temporary Cash Investments (4.8%)
Repurchase Agreements (4.8%)
Barclays Capital Inc.
(Dated 4/29/11, Repurchase Value
$50,000,000, collateralized by U.S.
Treasury Bill, 0.000%, 6/2/11)	0.030%	5/2/11	50,000	50,000
BNP Paribas Securities Corp.
(Dated 4/29/11, Repurchase Value
$100,000,000, collateralized by U.S.
Treasury Note/Bond, 2.625%, 11/15/20)	0.030%	5/2/11	100,000	100,000
Deutsche Bank Securities, Inc.
(Dated 4/29/11, Repurchase Value
$50,000,000, collateralized by Federal
Home Loan Mortgage Corp., 4.625%,
10/25/12)	0.030%	5/2/11	50,000	50,000
RBS Securities, Inc.
(Dated 4/29/11, Repurchase Value
$86,336,000, collateralized by U.S.
Treasury Note/Bond, 6.750%, 8/15/26)	0.030%	5/2/11	86,336	86,336
				286,336
Total Temporary Cash Investments (Cost $286,336)				286,336
Total Investments (113.3%) (Cost $6,697,369)				6,826,319
Other Assets and Liabilities-Net (-13.3%)				(798,808)
Net Assets (100%)				6,027,511

1 Securities with a value of $6,030,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Intermediate-Term Treasury Fund

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,539,983	—
Temporary Cash Investments	—	286,336	—
Futures Contracts—Assets[1]	527	—	—
Futures Contracts—Liabilities[1]	(291)	—	—
Total	236	6,826,319	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2011	4,009	474,941	6,922
2-Year U.S. Treasury Note	June 2011	(1,543)	(338,110)	(1,560)
30-Year U.S. Treasury Bond	June 2011	(957)	(117,113)	(2,319)
10-Year U.S. Treasury Note	June 2011	307	37,190	427

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2011, the cost of investment securities for tax purposes was $6,720,278,000. Net unrealized appreciation of investment securities for tax purposes was $106,041,000, consisting of unrealized gains of $122,242,000 on securities that had risen in value since their purchase and $16,201,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.3%)
U.S. Government Securities (1.1%)
1	United States Treasury Note/Bond	3.500%	2/15/39	42,850	36,623
	United States Treasury Note/Bond	3.875%	8/15/40	45,000	41,049
	United States Treasury Strip Principal	0.000%	2/15/36	55,000	17,587
	United States Treasury Strip Principal	0.000%	8/15/39	38,000	10,106
					105,365
Agency Bonds and Notes (1.2%)
2	Federal Home Loan Banks	5.500%	7/15/36	52,000	57,740
2	Federal National Mortgage Assn.	6.625%	11/15/30	21,000	26,746
2	Tennessee Valley Authority	5.250%	9/15/39	35,000	37,177
					121,663
Total U.S. Government and Agency Obligations (Cost $218,590)					227,028
Corporate Bonds (84.2%)
Finance (27.8%)
	Banking (17.3%)
	American Express Co.	8.150%	3/19/38	32,025	43,485
	Bank of America Corp.	6.800%	3/15/28	35,000	37,148
	Bank of America Corp.	6.500%	9/15/37	3,900	3,996
	Bank of America NA	6.000%	10/15/36	60,750	60,693
	Bank One Corp.	7.750%	7/15/25	25,000	29,701
	Bank One Corp.	7.625%	10/15/26	25,950	31,284
	Bank One Corp.	8.000%	4/29/27	30,869	38,376
	Barclays Bank plc	5.140%	10/14/20	24,220	23,587
	Citigroup Inc.	6.625%	1/15/28	25,000	27,025
	Citigroup Inc.	6.625%	6/15/32	60,905	64,244
	Citigroup Inc.	5.875%	2/22/33	7,190	6,948
	Citigroup Inc.	6.000%	10/31/33	41,655	40,814
	Citigroup Inc.	5.850%	12/11/34	36,500	36,839
	Citigroup Inc.	6.125%	8/25/36	33,800	33,318
	Citigroup Inc.	5.875%	5/29/37	15,000	15,055
	Citigroup Inc.	6.875%	3/5/38	20,000	22,530
	Citigroup Inc.	8.125%	7/15/39	13,300	17,104
	Credit Suisse USA Inc.	7.125%	7/15/32	38,000	45,310
	Goldman Sachs Group Inc.	6.125%	2/15/33	55,725	57,267
	Goldman Sachs Group Inc.	6.450%	5/1/36	52,000	52,020
	Goldman Sachs Group Inc.	6.750%	10/1/37	133,660	138,239
	Goldman Sachs Group Inc.	6.250%	2/1/41	33,090	33,916
3	HBOS plc	6.000%	11/1/33	26,515	21,836
	HSBC Bank USA NA	7.000%	1/15/39	10,000	11,556
	HSBC Bank USA NA/New York NY	5.875%	11/1/34	50,700	51,140
	HSBC Bank USA NA/New York NY	5.625%	8/15/35	28,000	27,339
	HSBC Holdings plc	5.100%	4/5/21	13,725	14,114
	HSBC Holdings plc	7.625%	5/17/32	21,200	23,634
	HSBC Holdings plc	6.500%	5/2/36	2,000	2,084
	HSBC Holdings plc	6.500%	9/15/37	20,000	20,834
	HSBC Holdings plc	6.800%	6/1/38	78,999	84,883
	JP Morgan Chase Capital XXII	6.450%	2/2/37	17,000	17,241
	JP Morgan Chase Capital XXV	6.800%	10/1/37	28,415	29,094
	JPMorgan Chase & Co.	6.400%	5/15/38	77,850	87,567

	JPMorgan Chase & Co.	5.500%	10/15/40	9,500	9,490
	Lloyds TSB Bank plc	6.375%	1/21/21	4,100	4,386
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	12,975	13,055
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	48,250	46,509
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	45,680	53,185
	Morgan Stanley	5.625%	9/23/19	9,550	9,909
	Morgan Stanley	5.750%	1/25/21	20,660	21,440
	Morgan Stanley	6.250%	8/9/26	12,850	13,867
	Morgan Stanley	7.250%	4/1/32	20,200	24,256
	National City Corp.	6.875%	5/15/19	10,000	11,631
	SunTrust Bank/Atlanta GA	5.400%	4/1/20	916	929
	USB Capital XIII Trust	6.625%	12/15/39	9,750	10,360
	Wachovia Bank NA	5.850%	2/1/37	20,700	21,466
	Wachovia Bank NA	6.600%	1/15/38	70,225	80,242
	Wachovia Corp.	6.605%	10/1/25	30,000	33,464
	Wachovia Corp.	5.500%	8/1/35	15,730	15,405
	Wells Fargo & Co.	5.375%	2/7/35	28,525	29,212
	Wells Fargo Bank NA	5.950%	8/26/36	33,670	35,454

	Brokerage (0.3%)
3	FMR LLC	6.450%	11/15/39	27,500	27,475

	Finance Companies (2.9%)
	General Electric Capital Corp.	5.300%	2/11/21	18,960	19,634
	General Electric Capital Corp.	6.750%	3/15/32	117,095	131,871
	General Electric Capital Corp.	6.150%	8/7/37	10,265	10,807
	General Electric Capital Corp.	5.875%	1/14/38	60,905	61,875
	General Electric Capital Corp.	6.875%	1/10/39	47,420	54,421

	Insurance (7.0%)
	ACE Capital Trust II	9.700%	4/1/30	10,000	13,050
	ACE INA Holdings Inc.	6.700%	5/15/36	8,070	9,467
	Aflac Inc.	6.450%	8/15/40	20,175	20,693
	Allstate Corp.	5.550%	5/9/35	14,075	14,062
	Allstate Corp.	5.950%	4/1/36	16,135	16,762
	American International Group Inc.	6.400%	12/15/20	9,000	9,817
	AXA Financial Inc.	7.000%	4/1/28	34,910	36,989
3	Guardian Life Insurance Co. of America	7.375%	9/30/39	9,400	11,142
	Hartford Financial Services Group Inc.	6.100%	10/1/41	26,429	25,867
3	Jackson National Life Insurance Co.	8.150%	3/15/27	2,130	2,371
3	John Hancock Life Insurance Co.	7.375%	2/15/24	30,000	32,970
3	Liberty Mutual Insurance Co.	8.500%	5/15/25	23,335	27,379
	Lincoln National Corp.	6.150%	4/7/36	10,000	10,585
[3,4] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	15,970	19,207
3	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	19,282	26,909
	MetLife Inc.	6.500%	12/15/32	8,990	10,048
	MetLife Inc.	6.375%	6/15/34	16,010	17,702
3	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	41,463
	Munich Re America Corp.	7.450%	12/15/26	8,500	9,191
3	Nationwide Mutual Insurance Co.	9.375%	8/15/39	22,950	28,917
3	New York Life Insurance Co.	5.875%	5/15/33	50,275	52,619
3	Pacific Life Insurance Co.	9.250%	6/15/39	23,145	30,727
	Principal Financial Group Inc.	6.050%	10/15/36	11,500	12,026
	Prudential Financial Inc.	5.750%	7/15/33	13,000	13,069
	Prudential Financial Inc.	5.400%	6/13/35	10,000	9,600
	Prudential Financial Inc.	5.700%	12/14/36	9,466	9,457

3 Teachers Insurance & Annuity Association of
America	6.850%	12/16/39	24,050	27,715
UnitedHealth Group Inc.	5.800%	3/15/36	38,250	38,464
UnitedHealth Group Inc.	6.625%	11/15/37	12,740	14,123
UnitedHealth Group Inc.	6.875%	2/15/38	24,422	28,052
UnitedHealth Group Inc.	5.700%	10/15/40	1,335	1,328
UnitedHealth Group Inc.	5.950%	2/15/41	9,835	10,075
WellPoint Inc.	5.850%	1/15/36	11,450	11,665
WellPoint Inc.	6.375%	6/15/37	25,000	27,108
XL Group plc	6.375%	11/15/24	8,500	8,644

Real Estate Investment Trusts (0.3%)
Simon Property Group LP	6.750%	2/1/40	28,900	33,358
				2,703,185
Industrial (43.2%)
Basic Industry (0.5%)
Dow Chemical Co.	7.375%	11/1/29	8,450	10,334
EI du Pont de Nemours & Co.	4.900%	1/15/41	24,150	22,929
Monsanto Finance Canada Co.	5.500%	7/30/35	11,250	11,622
Southern Copper Corp.	6.750%	4/16/40	6,630	6,398

Capital Goods (3.0%)
3M Co.	6.375%	2/15/28	35,000	40,174
3M Co.	5.700%	3/15/37	15,000	16,614
Boeing Co.	6.625%	2/15/38	16,000	18,995
Boeing Co.	7.875%	4/15/43	8,000	10,683
Caterpillar Inc.	6.625%	7/15/28	30,000	36,331
Deere & Co.	7.125%	3/3/31	15,000	19,008
Eaton Corp.	7.625%	4/1/24	15,000	18,763
Honeywell International Inc.	5.375%	3/1/41	23,000	23,475
Lockheed Martin Corp.	6.150%	9/1/36	4,600	5,068
3 Siemens Financieringsmaatschappij NV	6.125%	8/17/26	21,030	23,914
United Technologies Corp.	7.500%	9/15/29	15,000	19,456
United Technologies Corp.	6.125%	7/15/38	34,000	38,403
United Technologies Corp.	5.700%	4/15/40	18,150	19,623

Communication (10.9%)
Alltel Corp.	6.800%	5/1/29	2,697	3,113
Alltel Corp.	7.875%	7/1/32	18,848	24,704
AT&T Inc.	6.500%	9/1/37	5,000	5,360
AT&T Inc.	6.300%	1/15/38	23,000	24,214
AT&T Inc.	6.550%	2/15/39	15,000	16,205
3 AT&T Inc.	5.350%	9/1/40	48,095	44,775
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,550	5,565
BellSouth Corp.	6.875%	10/15/31	30,000	33,393
BellSouth Corp.	6.000%	11/15/34	40,000	40,382
BellSouth Telecommunications Inc.	7.000%	12/1/95	7,850	8,268
CBS Corp.	7.875%	9/1/23	4,325	5,029
CBS Corp.	7.875%	7/30/30	37,000	43,639
Comcast Corp.	5.650%	6/15/35	35,714	34,629
3 COX Communications Inc.	6.450%	12/1/36	10,000	10,507
3 COX Communications Inc.	8.375%	3/1/39	16,310	21,363
Deutsche Telekom International Finance BV	8.750%	6/15/30	27,200	36,598
Discovery Communications LLC	6.350%	6/1/40	13,210	13,923
France Telecom SA	8.500%	3/1/31	61,255	84,214
Grupo Televisa SA	6.625%	1/15/40	12,325	13,136
GTE Corp.	6.940%	4/15/28	20,000	22,592

Indiana Bell Telephone Co. Inc.	7.300%	8/15/26	20,000	22,783
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	30,293
3 NBCUniversal Media LLC	6.400%	4/30/40	10,050	10,589
3 NBCUniversal Media LLC	5.950%	4/1/41	17,280	17,263
News America Inc.	6.400%	12/15/35	28,000	29,329
News America Inc.	6.900%	8/15/39	10,000	11,163
3 News America Inc.	6.150%	2/15/41	700	706
News America Inc.	7.750%	12/1/45	2,840	3,414
Pacific Bell Telephone Co.	7.125%	3/15/26	10,000	11,476
Telecom Italia Capital SA	7.721%	6/4/38	20,625	22,268
Telefonica Emisiones SAU	5.462%	2/16/21	5,090	5,275
Telefonica Emisiones SAU	7.045%	6/20/36	56,180	62,901
Telefonica Europe BV	8.250%	9/15/30	16,100	19,880
Time Warner Cable Inc.	6.550%	5/1/37	40,000	42,187
Verizon Communications Inc.	5.850%	9/15/35	30,000	30,810
Verizon Communications Inc.	6.250%	4/1/37	20,000	21,131
Verizon Communications Inc.	6.400%	2/15/38	33,815	36,533
Verizon Communications Inc.	6.900%	4/15/38	12,200	13,864
Verizon Communications Inc.	7.350%	4/1/39	15,950	19,210
Verizon Communications Inc.	6.000%	4/1/41	20,000	20,668
Verizon Global Funding Corp.	7.750%	12/1/30	29,750	37,115
Verizon Maryland Inc.	5.125%	6/15/33	12,000	11,005
Verizon New Jersey Inc.	8.000%	6/1/22	25,000	30,391
Verizon Pennsylvania Inc.	8.350%	12/15/30	6,260	7,382
Vodafone Group plc	6.150%	2/27/37	47,305	51,693

Consumer Cyclical (7.7%)
CVS Caremark Corp.	6.250%	6/1/27	24,000	26,426
CVS Caremark Corp.	6.125%	9/15/39	13,000	13,478
Daimler Finance North America LLC	8.500%	1/18/31	24,494	33,240
Historic TW Inc.	6.625%	5/15/29	14,775	16,063
Home Depot Inc.	5.875%	12/16/36	22,590	22,944
Home Depot Inc.	5.950%	4/1/41	4,895	5,036
Kohl's Corp.	6.875%	12/15/37	6,000	6,953
Lowe's Cos. Inc.	6.500%	3/15/29	26,010	29,562
Lowe's Cos. Inc.	5.800%	10/15/36	9,300	9,882
Lowe's Cos. Inc.	6.650%	9/15/37	800	926
Lowe's Cos. Inc.	5.800%	4/15/40	10,645	11,221
McDonald's Corp.	6.300%	10/15/37	25,935	30,063
McDonald's Corp.	6.300%	3/1/38	36,170	42,022
McDonald's Corp.	5.700%	2/1/39	9,500	10,286
McDonald's Corp.	4.875%	7/15/40	7,890	7,556
Target Corp.	6.650%	8/1/28	15,000	16,802
Target Corp.	7.000%	7/15/31	20,000	23,885
Target Corp.	6.500%	10/15/37	20,850	23,875
Target Corp.	7.000%	1/15/38	48,980	59,141
Time Warner Inc.	7.625%	4/15/31	10,000	11,958
Time Warner Inc.	6.500%	11/15/36	10,000	10,640
Time Warner Inc.	6.250%	3/29/41	5,000	5,203
Viacom Inc.	6.875%	4/30/36	28,750	32,078
Wal-Mart Stores Inc.	7.550%	2/15/30	51,000	65,348
Wal-Mart Stores Inc.	5.250%	9/1/35	2,000	1,979
Wal-Mart Stores Inc.	6.500%	8/15/37	39,000	44,640
Wal-Mart Stores Inc.	6.200%	4/15/38	76,150	83,858
Wal-Mart Stores Inc.	5.625%	4/1/40	10,000	10,287
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	18,529
Wal-Mart Stores Inc.	5.000%	10/25/40	5,400	5,078

Wal-Mart Stores Inc.	5.625%	4/15/41	37,210	38,183
Walt Disney Co.	7.550%	7/15/93	25,900	30,215

Consumer Noncyclical (13.6%)
Abbott Laboratories	6.000%	4/1/39	33,870	37,372
Abbott Laboratories	5.300%	5/27/40	7,750	7,776
Altria Group Inc.	7.750%	1/15/27	1,000	1,148
Altria Group Inc.	9.950%	11/10/38	19,000	27,166
Altria Group Inc.	10.200%	2/6/39	5,000	7,331
Amgen Inc.	6.375%	6/1/37	30,000	33,581
Amgen Inc.	6.900%	6/1/38	20,000	23,960
Amgen Inc.	6.400%	2/1/39	29,430	33,143
Anheuser-Busch Cos. Inc.	6.750%	12/15/27	3,500	3,941
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	6,900	8,145
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	11,460	11,994
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	14,995	20,779
Archer-Daniels-Midland Co.	6.750%	12/15/27	11,000	13,076
Archer-Daniels-Midland Co.	6.625%	5/1/29	10,000	11,773
Archer-Daniels-Midland Co.	5.765%	3/1/41	8,115	8,631
AstraZeneca plc	6.450%	9/15/37	77,000	88,808
Baxter International Inc.	6.250%	12/1/37	10,000	11,508
Becton Dickinson and Co.	7.000%	8/1/27	8,300	9,968
Becton Dickinson and Co.	6.700%	8/1/28	5,066	5,951
Bestfoods	6.625%	4/15/28	30,000	35,692
Bristol-Myers Squibb Co.	6.800%	11/15/26	10,000	12,286
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,214	2,438
3 Cargill Inc.	6.125%	4/19/34	1,880	2,048
3 Cargill Inc.	6.125%	9/15/36	23,000	25,029
Coca-Cola Refreshments USA Inc.	6.700%	10/15/36	7,882	9,659
Eli Lilly & Co.	5.500%	3/15/27	36,775	39,284
Eli Lilly & Co.	5.550%	3/15/37	3,500	3,654
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	21,995	22,606
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	47,205	53,805
Johnson & Johnson	6.950%	9/1/29	22,457	28,211
Kellogg Co.	7.450%	4/1/31	31,845	40,308
Kimberly-Clark Corp.	5.300%	3/1/41	14,175	14,372
Kraft Foods Inc.	6.500%	11/1/31	20,000	22,343
Kraft Foods Inc.	6.500%	2/9/40	21,240	23,735
Medtronic Inc.	6.500%	3/15/39	21,200	24,926
Merck & Co. Inc.	6.500%	12/1/33	30,320	36,169
Merck & Co. Inc.	5.750%	11/15/36	6,000	6,529
Merck & Co. Inc.	6.550%	9/15/37	42,200	50,275
Merck & Co. Inc.	5.850%	6/30/39	20,000	22,046
PepsiCo Inc./DE	7.000%	3/1/29	17,000	21,194
PepsiCo Inc./NC	5.500%	1/15/40	48,350	50,445
PepsiCo Inc./NC	4.875%	11/1/40	19,375	18,496
Pfizer Inc.	7.200%	3/15/39	56,000	70,367
Pharmacia Corp.	6.750%	12/15/27	28,000	33,109
Philip Morris International Inc.	6.375%	5/16/38	42,620	48,712
4 Procter & Gamble - Esop	9.360%	1/1/21	11,866	15,372
Procter & Gamble Co.	6.450%	1/15/26	27,000	31,851
Procter & Gamble Co.	5.500%	2/1/34	10,000	10,850
Procter & Gamble Co.	5.550%	3/5/37	7,000	7,666
3 Roche Holdings Inc.	7.000%	3/1/39	42,905	52,463
3 Tesco plc	6.150%	11/15/37	34,520	38,268
Wyeth	5.950%	4/1/37	68,950	74,947

Energy (3.9%)
Burlington Resources Finance Co.	7.400%	12/1/31	25,000	31,068
3 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	11,540	11,449
ConocoPhillips	7.000%	3/30/29	13,150	15,874
ConocoPhillips	5.900%	10/15/32	20,300	21,967
ConocoPhillips	6.500%	2/1/39	50,735	59,140
ConocoPhillips Holding Co.	6.950%	4/15/29	2,660	3,214
Devon Financing Corp. ULC	7.875%	9/30/31	6,455	8,380
Encana Corp.	6.500%	8/15/34	15,463	16,758
Halliburton Co.	8.750%	2/15/21	10,000	13,343
3 Halliburton Co.	7.600%	8/15/96	14,937	17,704
Hess Corp.	6.000%	1/15/40	5,000	5,184
Hess Corp.	5.600%	2/15/41	5,000	4,909
Marathon Oil Corp.	6.600%	10/1/37	9,300	10,316
Shell International Finance BV	6.375%	12/15/38	59,705	68,985
Shell International Finance BV	5.500%	3/25/40	21,300	22,000
Statoil ASA	5.100%	8/17/40	9,000	8,672
Texaco Capital Inc.	8.625%	11/15/31	13,000	17,457
Tosco Corp.	7.800%	1/1/27	15,000	18,758
Tosco Corp.	8.125%	2/15/30	20,000	25,800

Other Industrial (0.3%)
3 Hutchison Whampoa International 03/33 Ltd.	7.450%	11/24/33	26,385	32,565

Technology (3.0%)
Cisco Systems Inc.	5.900%	2/15/39	55,000	58,297
Cisco Systems Inc.	5.500%	1/15/40	10,150	10,286
HP Enterprise Services LLC	7.450%	10/15/29	6,368	8,048
International Business Machines Corp.	7.000%	10/30/25	50,400	62,980
International Business Machines Corp.	5.600%	11/30/39	31,250	33,405
Microsoft Corp.	4.500%	10/1/40	30,630	27,989
Microsoft Corp.	5.300%	2/8/41	17,175	17,572
Oracle Corp.	6.500%	4/15/38	33,927	39,316
Oracle Corp.	6.125%	7/8/39	13,448	14,899
3 Oracle Corp.	5.375%	7/15/40	12,660	12,637

Transportation (0.3%)
Burlington Northern Santa Fe LLC	6.875%	12/1/27	25,000	28,834
				4,193,097
Utilities (13.2%)
Electric (11.8%)
Alabama Power Co.	5.700%	2/15/33	12,800	13,376
Alabama Power Co.	6.000%	3/1/39	5,475	6,023
Alabama Power Co.	5.500%	3/15/41	13,015	13,389
American Water Capital Corp.	6.593%	10/15/37	10,000	10,702
Appalachian Power Co.	6.700%	8/15/37	50,000	55,614
Baltimore Gas & Electric Co.	6.350%	10/1/36	10,000	11,014
Carolina Power & Light Co.	5.700%	4/1/35	7,500	7,803
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	16,884
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,600	9,258
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	10,616
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	18,000	20,215
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	15,365
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,250	6,408
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,770	8,172
Consolidated Natural Gas Co.	6.800%	12/15/27	1,401	1,520
Duke Energy Carolinas LLC	6.100%	6/1/37	52,400	56,826

3 Enel Finance International NV	6.800%	9/15/37	6,175	6,363
3 Enel Finance International NV	6.000%	10/7/39	14,734	13,776
Florida Power & Light Co.	5.625%	4/1/34	16,275	17,111
Florida Power & Light Co.	5.400%	9/1/35	13,380	13,979
Florida Power & Light Co.	5.690%	3/1/40	7,350	7,842
Florida Power & Light Co.	5.250%	2/1/41	15,830	15,932
Florida Power Corp.	6.750%	2/1/28	22,375	23,990
Georgia Power Co.	5.950%	2/1/39	27,960	30,254
Georgia Power Co.	5.400%	6/1/40	6,900	6,964
Georgia Power Co.	4.750%	9/1/40	9,555	8,794
Midamerican Energy Holdings Co.	6.125%	4/1/36	28,100	30,278
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	53,885	70,807
Northern States Power Co./MN	7.125%	7/1/25	20,000	24,858
Northern States Power Co./MN	6.200%	7/1/37	40,000	46,015
Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	13,948
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	6,872	8,467
Pacific Gas & Electric Co.	6.050%	3/1/34	34,240	36,452
Pacific Gas & Electric Co.	5.800%	3/1/37	7,377	7,631
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	38,816
Pacific Gas & Electric Co.	5.400%	1/15/40	19,800	19,439
PacifiCorp	6.100%	8/1/36	15,000	16,598
PacifiCorp	6.250%	10/15/37	7,815	8,832
PacifiCorp	6.350%	7/15/38	20,000	22,920
PacifiCorp	6.000%	1/15/39	34,100	37,297
Potomac Electric Power Co.	7.900%	12/15/38	2,800	3,775
PPL Electric Utilities Corp.	6.250%	5/15/39	10,075	11,310
PSEG Power LLC	8.625%	4/15/31	19,005	24,246
Public Service Electric & Gas Co.	5.800%	5/1/37	995	1,071
Public Service Electric & Gas Co.	5.375%	11/1/39	10,000	10,144
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	11,569
Puget Sound Energy Inc.	6.274%	3/15/37	4,700	5,159
Puget Sound Energy Inc.	5.795%	3/15/40	18,500	19,210
Puget Sound Energy Inc.	5.764%	7/15/40	4,520	4,654
3 Rochester Gas & Electric Corp.	8.000%	12/15/33	5,000	6,188
San Diego Gas & Electric Co.	6.000%	6/1/26	25,000	28,839
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	40,854
South Carolina Electric & Gas Co.	6.050%	1/15/38	8,600	9,363
Southern California Edison Co.	6.000%	1/15/34	12,575	13,857
Southern California Edison Co.	5.350%	7/15/35	1,045	1,061
Southern California Edison Co.	5.950%	2/1/38	10,000	10,973
Southern California Edison Co.	4.500%	9/1/40	12,000	10,781
Tampa Electric Co.	6.150%	5/15/37	35,000	38,610
Union Electric Co.	8.450%	3/15/39	9,000	12,504
Virginia Electric and Power Co.	6.000%	5/15/37	60,105	65,766
Virginia Electric and Power Co.	6.350%	11/30/37	11,170	12,749
Xcel Energy Inc.	6.500%	7/1/36	5,000	5,657

Natural Gas (1.4%)
Enterprise Products Operating LLC	7.550%	4/15/38	5,396	6,476
KeySpan Corp.	5.875%	4/1/33	12,000	12,130
KeySpan Corp.	5.803%	4/1/35	10,000	9,994
Sempra Energy	6.000%	10/15/39	20,000	20,993
Texas Eastern Transmission LP	7.000%	7/15/32	17,000	20,294
TransCanada PipeLines Ltd.	6.200%	10/15/37	5,000	5,406
TransCanada PipeLines Ltd.	7.625%	1/15/39	50,300	63,145

Other Utility (0.0%)
Veolia Environnement SA	6.750%	6/1/38	1,860	2,140
				1,279,466
Total Corporate Bonds (Cost $7,520,888)				8,175,748
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
3 CDP Financial Inc.	5.600%	11/25/39	15,000	15,756
3 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	9,620	9,542
3 EDF SA	6.950%	1/26/39	35,000	41,293
Province of British Columbia	6.500%	1/15/26	13,800	17,070
Total Sovereign Bonds (Cost $75,771)				83,661
Taxable Municipal Bonds (10.8%)
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	12,800	12,383
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	8,665	8,227
California GO	7.500%	4/1/34	32,655	36,517
California GO	7.550%	4/1/39	45,725	51,870
California GO	7.300%	10/1/39	97,490	107,533
California GO	7.625%	3/1/40	34,960	39,899
California GO	7.600%	11/1/40	40,010	45,581
California Public Works Board Lease Revenue	8.361%	10/1/34	4,995	5,356
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	3,710	3,650
5 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	25,000	24,067
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,740	1,855
Duke University North Carolina Revenue	5.850%	4/1/37	38,850	41,160
Illinois GO	5.665%	3/1/18	30,270	31,498
Illinois GO	5.877%	3/1/19	24,220	25,105
Illinois GO	5.100%	6/1/33	158,850	133,151
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	13,530	13,454
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	32,225	35,120
Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	19,207
Los Angeles CA Unified School District GO	6.758%	7/1/34	7,005	7,720
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	11,145	10,746
Massachusetts Development Finance Agency
Revenue (Harvard University)	6.300%	10/1/37	56,345	61,720
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	31,460	37,909
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,305	5,254
6 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	50,002	52,374
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	23,590	27,404
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,775	4,245
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	3,975	3,990
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	7,325	7,193
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	15,560	15,670

North Texas Tollway Authority System
Revenue	6.718%	1/1/49	21,455	22,060
Ohio State University General Receipts
Revenue	4.910%	6/1/40	12,345	11,711
5 Oregon Community College District Revenue	5.440%	6/30/23	10,595	10,961
7 Oregon School Boards Association GO	4.759%	6/30/28	15,000	13,315
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	6,935	7,266
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	9,180	9,202
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	18,525	17,046
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	10,035	11,012
San Francisco CA City & County Public Utility
Commission Water Revenue	6.950%	11/1/50	13,325	15,004
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	7,125	7,816
Texas Transportation Commission Revenue	5.178%	4/1/30	4,090	4,148
Texas Transportation Commission Revenue	4.631%	4/1/33	6,255	5,759
University of California Regents Medical
Center Revenue	6.548%	5/15/48	6,495	6,359
University of California Regents Medical
Center Revenue	6.583%	5/15/49	2,795	2,820
University of California Revenue	5.770%	5/15/43	5,135	5,112
Washington GO	5.481%	8/1/39	8,890	9,006
5 Wisconsin GO	5.700%	5/1/26	23,025	23,963
Total Taxable Municipal Bonds (Cost $1,040,095)				1,052,418
Temporary Cash Investment (0.6%)
Repurchase Agreement (0.6%)
Goldman, Sachs & Co.
(Dated 4/29/11, Repurchase Value
$59,300,000, collateralized by Federal
Home Loan Mortgage Corp. 4.500%, 1/1/19
and Federal National Mortgage Assn.
6.000%, 3/1/34) (Cost $59,300)	0.050%	5/2/11	59,300	59,300
Total Investments (98.8%) (Cost $8,914,644)				9,598,155
Other Assets and Liabilities-Net (1.2%)				112,253
Net Assets (100%)				9,710,408

1 Securities with a value of $3,054,000 have been segregated as collateral for open swap contracts.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $764,928,000, representing 7.9% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
6 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
GO—General Obligation Bond.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At April 30, 2011, 100% of the fund's investments were valued based on Level 2 inputs.

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted.

Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(Paid)	($000)
Credit Protection Sold/Moody’s Rating
CDX - IG11 - 10yr/Baa1[2]	12/20/18	GSI	198,400	4,241	1.400%	6,496
CDX - IG14 - 10yr/Baa1[3]	6/20/20	BOANA	100,000	163	1.000%	(543)
CDX - IG16 - 10yr/Baa1[4]	6/20/21	GSI	200,000	4,187	1.000%	361
Credit Protection Purchased
XL Capital Ltd.	12/20/13	GSI	8,500	(1,318)	(5.000%)	(1,735)
						4,579
1	GSI—Goldman Sachs International.
	BOANA—Bank of America, N.A.
	Investment Grade Corporate Credit Default Swap
2	Index-Version 11
	Investment Grade Corporate Credit Default Swap
3	Index-Version 14
	Investment Grade Corporate Credit Default Swap
4	Index-Version 16

D. At April 30, 2011, the cost of investment securities for tax purposes was $8,914,644,000. Net unrealized appreciation of investment securities for tax purposes was $683,511,000, consisting of unrealized gains of $741,031,000 on securities that had risen in value since their purchase and $57,520,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of April 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (108.1%)
U.S. Government Securities (93.5%)
	United States Treasury Bill	0.050%	5/5/11	166,000	166,000
	United States Treasury Bill	0.025%	5/12/11	100,000	100,000
1	United States Treasury Note/Bond	6.250%	8/15/23	350,500	440,480
	United States Treasury Note/Bond	6.000%	2/15/26	47,500	58,685
	United States Treasury Note/Bond	6.375%	8/15/27	37,650	48,416
	United States Treasury Note/Bond	6.125%	11/15/27	94,000	118,014
	United States Treasury Note/Bond	5.250%	11/15/28	95,000	108,820
	United States Treasury Note/Bond	5.250%	2/15/29	201,200	230,531
	United States Treasury Note/Bond	5.375%	2/15/31	53,000	61,670
	United States Treasury Note/Bond	4.500%	2/15/36	20,500	21,054
	United States Treasury Note/Bond	4.750%	2/15/37	36,000	38,323
	United States Treasury Note/Bond	4.500%	5/15/38	16,500	16,848
	United States Treasury Note/Bond	3.500%	2/15/39	387,500	331,192
	United States Treasury Note/Bond	4.250%	5/15/39	123,500	120,645
	United States Treasury Note/Bond	4.375%	11/15/39	202,000	201,275
	United States Treasury Note/Bond	4.625%	2/15/40	173,000	179,650
	United States Treasury Note/Bond	4.375%	5/15/40	118,500	118,019
	United States Treasury Note/Bond	3.875%	8/15/40	246,000	224,399
	United States Treasury Note/Bond	4.250%	11/15/40	43,500	42,378
					2,626,399
Conventional Mortgage-Backed Securities (14.6%)
[2,3] Fannie Mae Pool		4.000%	1/1/41	21,500	21,422
[2,3] Fannie Mae Pool		4.500%	5/1/41	33,250	34,206
[2,3] Fannie Mae Pool		5.000%	5/1/41	76,000	80,204
[2,3] Fannie Mae Pool		5.500%	5/1/41	114,000	122,692
[2,3] Fannie Mae Pool		6.000%	4/1/41–5/1/41	43,500	47,565
3	Ginnie Mae I Pool	4.000%	5/1/41	14,000	14,184
3	Ginnie Mae I Pool	4.500%	5/1/41	42,250	44,178
3	Ginnie Mae I Pool	5.000%	5/1/41	41,000	43,908
					408,359
Total U.S. Government and Agency Obligations (Cost $3,016,963)					3,034,758
Temporary Cash Investments (4.6%)
Repurchase Agreements (4.6%)
	Barclays Capital Inc.
	(Dated 4/29/11, Repurchase Value
	$50,000,000, collateralized by U.S.
	Treasury Bill 0.000%, 6/2/11)	0.030%	5/2/11	50,000	50,000
	Deutsche Bank Securities, Inc.
	(Dated 4/29/11, Repurchase Value
	$50,000,000, collateralized by Federal
	Home Loan Mortgage Corp. 4.625%,
	10/25/12, Federal National Mortgage Assn.
	0.000%, 6/1/17)	0.030%	5/2/11	50,000	50,000

RBS Securities, Inc.
(Dated 4/29/11, Repurchase Value
$30,435,000, collateralized by U.S.
Treasury Note/Bond 1.500%, 12/31/13)	0.030%	5/2/11	30,435	30,435
Total Temporary Cash Investments (Cost $130,435)				130,435
Total Investments (112.7%) (Cost $3,147,398)				3,165,193
Other Assets and Liabilities-Net (-12.7%)				(356,888)
Net Assets (100%)				2,808,305

1 Securities with a value of $12,065,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,034,758	—
Temporary Cash Investments	—	130,435	—
Futures Contracts—Assets[1]	1,419	—	—
Futures Contracts—Liabilities[1]	(463)	—	—
Total	956	3,165,193	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Long-Term Treasury Fund

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	June 2011	3,173	399,401	10,713
2-Year U.S. Treasury Note	June 2011	(703)	(154,045)	(713)
10-Year U.S Treasury Note	June 2011	(1,030)	(124,775)	(1,867)
30-Year U.S. Treasury Bond	June 2011	(657)	(80,400)	(1,548)
5-Year U.S. Treasury Note	June 2011	(465)	(55,088)	(749)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2011, the cost of investment securities for tax purposes was $3,147,398,000. Net unrealized appreciation of investment securities for tax purposes was $17,795,000, consisting of unrealized gains of $55,647,000 on securities that had risen in value since their purchase and $37,852,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of April 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (109.7%)
U.S. Government Securities (27.4%)
	United States Treasury Bill	0.050%	5/5/11	330,000	330,000
	United States Treasury Bill	0.025%	5/12/11	400,000	400,000
	United States Treasury Note/Bond	0.750%	11/30/11	42,500	42,646
	United States Treasury Note/Bond	1.000%	3/31/12	19,000	19,131
	United States Treasury Note/Bond	1.375%	4/15/12	70,000	70,744
	United States Treasury Note/Bond	0.750%	5/31/12	22,500	22,609
	United States Treasury Note/Bond	0.375%	9/30/12	10,500	10,500
	United States Treasury Note/Bond	1.375%	10/15/12	42,021	42,619
	United States Treasury Note/Bond	0.625%	1/31/13	100,000	100,188
	United States Treasury Note/Bond	1.375%	2/15/13	18,000	18,270
	United States Treasury Note/Bond	0.750%	3/31/13	100,000	100,328
	United States Treasury Note/Bond	1.125%	6/15/13	35,000	35,334
	United States Treasury Note/Bond	1.000%	7/15/13	30,000	30,202
	United States Treasury Note/Bond	1.250%	4/15/14	80,500	81,091
	United States Treasury Note/Bond	2.375%	10/31/14	51,000	52,936
	United States Treasury Note/Bond	2.125%	5/31/15	23,250	23,780
	United States Treasury Note/Bond	1.250%	8/31/15	32,509	31,930
	United States Treasury Note/Bond	1.250%	9/30/15	50,000	49,008
	United States Treasury Note/Bond	2.250%	3/31/16	17,617	17,878
	United States Treasury Note/Bond	2.000%	4/30/16	70,407	70,506
					1,549,700
Agency Bonds and Notes (60.9%)
1	Federal Farm Credit Bank	1.375%	6/25/13	13,000	13,167
1	Federal Farm Credit Bank	1.300%	12/23/13	15,000	15,110
1	Federal Farm Credit Bank	1.125%	2/27/14	35,000	35,076
1	Federal Farm Credit Bank	2.625%	4/17/14	54,000	56,299
1	Federal Home Loan Banks	0.875%	8/22/12	87,500	88,076
1	Federal Home Loan Banks	1.750%	8/22/12	23,500	23,919
1	Federal Home Loan Banks	1.625%	11/21/12	12,000	12,212
1	Federal Home Loan Banks	1.750%	3/8/13	27,285	27,811
1	Federal Home Loan Banks	1.625%	6/14/13	25,000	25,433
1	Federal Home Loan Banks	1.875%	6/21/13	55,000	56,297
[1,2] Federal Home Loan Banks		3.625%	10/18/13	174,500	185,876
1	Federal Home Loan Banks	3.125%	12/13/13	31,710	33,430
1	Federal Home Loan Banks	2.375%	3/14/14	25,000	25,892
1	Federal Home Loan Banks	1.375%	5/28/14	80,000	80,453
1	Federal Home Loan Banks	2.750%	12/12/14	14,000	14,599
1	Federal Home Loan Banks	2.750%	3/13/15	70,000	72,878
1	Federal Home Loan Banks	1.750%	9/11/15	21,000	20,903
1	Federal Home Loan Banks	2.875%	9/11/15	24,000	25,015
[1,3] Federal Home Loan Mortgage Corp.		1.000%	7/13/12	102,500	102,689
1	Federal Home Loan Mortgage Corp.	1.125%	7/27/12	42,000	42,416
1	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	14,000	14,340
1	Federal Home Loan Mortgage Corp.	0.625%	10/30/12	122,100	122,455
1	Federal Home Loan Mortgage Corp.	0.375%	11/30/12	35,000	34,965
1	Federal Home Loan Mortgage Corp.	0.750%	12/28/12	202,000	202,701
1	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	50,670	54,067
1	Federal Home Loan Mortgage Corp.	0.750%	3/28/13	104,500	104,680

[1,3] Federal Home Loan Mortgage Corp.		1.625%	6/28/13	58,000	58,133
1	Federal Home Loan Mortgage Corp.	5.000%	1/30/14	15,000	16,591
[1,3] Federal Home Loan Mortgage Corp.		1.500%	2/11/14	25,000	25,088
[1,3] Federal Home Loan Mortgage Corp.		1.625%	4/18/14	23,500	23,504
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	25,000	28,640
1	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	60,000	60,974
1	Federal National Mortgage Assn.	4.875%	5/18/12	500	524
1	Federal National Mortgage Assn.	4.375%	9/15/12	20,000	21,093
1	Federal National Mortgage Assn.	0.625%	9/24/12	14,000	14,050
1	Federal National Mortgage Assn.	0.500%	10/30/12	51,500	51,562
[1,3] Federal National Mortgage Assn.		1.750%	12/28/12	50,000	50,128
[1,3] Federal National Mortgage Assn.		1.800%	2/8/13	50,000	50,220
1	Federal National Mortgage Assn.	3.625%	2/12/13	119,500	125,905
1	Federal National Mortgage Assn.	0.750%	2/26/13	145,500	145,870
[1,3] Federal National Mortgage Assn.		1.875%	5/6/13	54,000	54,010
[1,3] Federal National Mortgage Assn.		2.000%	6/24/13	30,000	30,080
[1,3] Federal National Mortgage Assn.		1.050%	10/22/13	50,000	50,129
[1,3] Federal National Mortgage Assn.		0.875%	11/8/13	170,000	169,437
[1,3] Federal National Mortgage Assn.		0.900%	11/15/13	54,675	54,510
1	Federal National Mortgage Assn.	0.750%	12/18/13	253,250	251,698
[1,3] Federal National Mortgage Assn.		1.500%	12/30/13	15,000	15,089
[1,3] Federal National Mortgage Assn.		1.450%	1/24/14	20,000	20,103
[1,3] Federal National Mortgage Assn.		1.550%	1/27/14	10,000	10,067
[1,3] Federal National Mortgage Assn.		1.250%	2/27/14	25,000	25,009
[1,3] Federal National Mortgage Assn.		1.750%	3/7/14	50,000	50,263
[1,3] Federal National Mortgage Assn.		1.250%	3/14/14	35,000	35,131
1	Federal National Mortgage Assn.	4.125%	4/15/14	104,500	113,509
1	Federal National Mortgage Assn.	3.000%	9/16/14	5,250	5,530
1	Federal National Mortgage Assn.	4.625%	10/15/14	57,500	63,694
[1,3] Federal National Mortgage Assn.		1.875%	10/15/15	70,000	69,515
1	Federal National Mortgage Assn.	1.625%	10/26/15	13,000	12,825
[1,3] Federal National Mortgage Assn.		1.625%	11/12/15	110,000	107,728
[1,3] Federal National Mortgage Assn.		1.600%	11/23/15	25,000	24,431
1	Federal National Mortgage Assn.	5.000%	3/15/16	30,000	34,021
1	Federal National Mortgage Assn.	2.375%	4/11/16	53,000	53,630
4	US Central Federal Credit Union	1.900%	10/19/12	32,000	32,594
					3,446,044
Conventional Mortgage-Backed Securities (20.0%)
[1,3] Fannie Mae Pool		3.500%	5/1/26–6/1/26	124,000	125,499
[1,3] Fannie Mae Pool		4.000%	2/1/24–1/1/41	174,508	180,071
[1,3] Fannie Mae Pool		4.500%	2/1/24–5/1/41	132,975	139,715
[1,3] Fannie Mae Pool		5.000%	12/1/14–5/1/41	206,611	220,464
[1,3] Fannie Mae Pool		5.500%	11/1/21–6/1/41	106,268	114,536
[1,3] Fannie Mae Pool		6.000%	4/1/17–5/1/41	36,863	40,309
[1,3] Fannie Mae Pool		6.500%	12/1/11–9/1/16	6,098	6,676
[1,3] Fannie Mae Pool		7.500%	3/1/15–8/1/15	177	189
[1,3] Fannie Mae Pool		8.000%	10/1/14–9/1/15	995	1,077
[1,3] Freddie Mac Gold Pool		3.500%	4/1/26–5/1/26	78,000	78,975
[1,3] Freddie Mac Gold Pool		4.000%	6/1/25–5/1/26	71,151	73,757
[1,3] Freddie Mac Gold Pool		4.500%	5/1/23–5/1/26	65,936	69,536
[1,3] Freddie Mac Gold Pool		5.000%	1/1/12–12/1/24	28,267	30,195
[1,3] Freddie Mac Gold Pool		5.500%	8/1/14–12/1/24	27,841	30,284
[1,3] Freddie Mac Gold Pool		6.000%	1/1/14–3/1/24	18,544	20,191
					1,131,474
Nonconventional Mortgage-Backed Securities (1.4%)
[1,3] Fannie Mae Pool		2.550%	6/1/33	3,426	3,589
[1,3] Fannie Mae Pool		2.902%	10/1/33	3,379	3,483

[1,3] Fannie Mae Pool	3.135%	8/1/33	1,174	1,223
[1,3] Fannie Mae Pool	4.803%	6/1/38	2,585	2,747
[1,3] Fannie Mae Pool	5.037%	7/1/39	7,502	7,980
[1,3] Fannie Mae Pool	5.460%	6/1/37	1,232	1,317
[1,3] Fannie Mae Pool	6.260%	9/1/36	2,951	3,185
[1,3] Fannie Mae Pool	6.455%	9/1/36	5,015	5,433
[1,3] Fannie Mae REMICS	5.500%	2/25/17	1,810	1,919
[1,3] Freddie Mac Non Gold Pool	3.204%	8/1/33	1,749	1,842
[1,3] Freddie Mac Non Gold Pool	5.229%	11/1/38	2,532	2,708
[1,3] Freddie Mac Non Gold Pool	5.937%	5/1/36	3,807	4,090
[1,3] Freddie Mac REMICS	4.500%	6/15/18	4,361	4,577
[1,3] Freddie Mac REMICS	4.500%	7/15/18	9,111	9,622
[1,3] Freddie Mac REMICS	4.500%	10/15/18	500	510
[1,3] Freddie Mac REMICS	4.500%	10/15/18	6,507	6,857
[1,3] Freddie Mac REMICS	4.500%	5/15/19	8,548	8,890
[1,3] Freddie Mac REMICS	4.500%	11/15/19	820	864
[1,3] Freddie Mac REMICS	4.500%	2/15/20	3,254	3,427
[1,3] Freddie Mac REMICS	4.500%	3/15/22	1,400	1,500
				75,763
Total U.S. Government and Agency Obligations (Cost $6,158,253)				6,202,981
Temporary Cash Investments (6.5%)
Repurchase Agreements (6.5%)
Barclays Capital Inc.
(Dated 4/29/11, Repurchase Value
$50,000,000, collateralized by U.S.
Treasury Bill 0.000%, 6/2/11-6/9/11)	0.030%	5/2/11	50,000	50,000
BNP Paribas Securities Corp.
Dated 4/29/11, Repurchase Value
$116,000,000, collateralized by U.S.
Treasury Note/Bond 2.625%, 11/15/20)	0.030%	5/2/11	116,000	116,000
Deutsche Bank Securities, Inc.
(Date 4/29/11, Repurchase Value
$50,000,000, collateralized by Federal
Home Loan Bank 0.000%, 7/29/11, Federal
National Mortgage Assn. 0.000%, 6/1/17)	0.030%	5/2/11	50,000	50,000
RBS Securities, Inc.
(Dated 4/29/11, Repurchase Value
$151,791,000, collateralized by U.S.
Treasury Note/Bond 1.875%, 10/31/17)	0.030%	5/2/11	151,791	151,791
Total Temporary Cash Investments (Cost $367,791)				367,791
Total Investments (116.2%) (Cost $6,526,044)				6,570,772
Other Assets and Liabilities-Net (-16.2%)				(914,400)
Net Assets (100%)				5,656,372

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Securities with a value of $5,592,000 have been segregated as initial margin for open futures contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Guaranteed by the National Credit Union Administration.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been

Short-Term Federal Fund

affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,202,981	—
Temporary Cash Investments	—	367,791	—
Futures Contracts—Assets[1]	112	—	—
Futures Contracts—Liabilities[1]	(529)	—	—
Total	(417)	6,570,772	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Short-Term Federal Fund

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2011	(2,181)	(264,208)	(4,122)
5-Year U.S. Treasury Note	June 2011	1,099	130,197	215
2-Year U.S. Treasury Note	June 2011	277	60,698	184
30-Year U.S. Treasury Bond	June 2011	(259)	(31,695)	(608)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2011, the cost of investment securities for tax purposes was $6,526,094,000. Net unrealized appreciation of investment securities for tax purposes was $44,678,000, consisting of unrealized gains of $49,657,000 on securities that had risen in value since their purchase and $4,979,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of April 30, 2011

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (10.5%)
U.S. Government Securities (10.2%)
United States Treasury Note/Bond	1.000%	12/31/11	32,500	32,678
1	United States Treasury Note/Bond	1.375%	2/15/12	234,500	236,662
United States Treasury Note/Bond	0.875%	2/29/12	17,485	17,581
2	United States Treasury Note/Bond	1.000%	3/31/12	579,500	583,487
United States Treasury Note/Bond	1.375%	4/15/12	200,000	202,126
United States Treasury Note/Bond	1.375%	5/15/12	100,000	101,125
United States Treasury Note/Bond	1.875%	6/15/12	50,000	50,883
United States Treasury Note/Bond	4.125%	8/31/12	70,000	73,533
United States Treasury Note/Bond	0.625%	12/31/12	106,000	106,248
United States Treasury Note/Bond	1.375%	1/15/13	390,000	395,850
United States Treasury Note/Bond	0.625%	1/31/13	150,000	150,282
United States Treasury Note/Bond	1.375%	2/15/13	194,000	196,910
United States Treasury Note/Bond	0.625%	2/28/13	150,000	150,211
United States Treasury Note/Bond	1.375%	3/15/13	194,500	197,417
United States Treasury Note/Bond	0.750%	3/31/13	250,000	250,820
United States Treasury Note/Bond	1.750%	4/15/13	100,000	102,234
United States Treasury Note/Bond	0.625%	4/30/13	200,000	200,062
United States Treasury Note/Bond	1.375%	5/15/13	200,000	203,000
United States Treasury Note/Bond	1.125%	6/15/13	150,000	151,429
United States Treasury Note/Bond	1.250%	2/15/14	124,760	125,852
United States Treasury Note/Bond	1.250%	4/15/14	76,282	76,842
United States Treasury Note/Bond	1.875%	4/30/14	150,000	153,774
United States Treasury Note/Bond	1.250%	8/31/15	9,854	9,679
United States Treasury Note/Bond	2.250%	3/31/16	52,849	53,633
United States Treasury Note/Bond	2.000%	4/30/16	96,472	96,608
United States Treasury Note/Bond	3.125%	10/31/16	70,000	73,489
3,992,415
Agency Notes (0.0%)
[3,4] Federal Home Loan Mortgage Corp.	0.163%	2/2/12	17,200	17,177
17,177
Conventional Mortgage-Backed Securities (0.1%)
[4,5] Fannie Mae Pool	6.000%	12/1/16–5/1/17	9,312	10,183
[4,5] Fannie Mae Pool	6.500%	12/1/11–9/1/16	7,648	8,371
[4,5] Fannie Mae Pool	7.000%	10/1/11–4/1/13	36	37
[4,5] Fannie Mae Pool	7.500%	3/1/15	78	82
[4,5] Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	5,990	6,516
25,189
Nonconventional Mortgage-Backed Securities (0.2%)
[3,4,5]Fannie Mae Pool	2.250%	12/1/32	944	974
[3,4,5]Fannie Mae Pool	2.528%	9/1/32	279	291
[3,4,5]Fannie Mae Pool	2.550%	6/1/33	6,864	7,190
[3,4,5]Fannie Mae Pool	2.560%	7/1/32	776	809
[3,4,5]Fannie Mae Pool	2.577%	5/1/33	6,653	6,973
[3,4,5]Fannie Mae Pool	2.773%	5/1/33	1,476	1,549
[3,4,5]Fannie Mae Pool	2.896%	7/1/33	11,519	11,928
[3,4,5]Fannie Mae Pool	2.910%	8/1/33	2,565	2,640
[3,4,5]Fannie Mae Pool	2.914%	9/1/32	479	506
[3,4,5]Fannie Mae Pool	3.019%	8/1/33	1,812	1,860

[3,4,5]Fannie Mae Pool		3.024%	8/1/33	3,547	3,730
[3,4,5]Fannie Mae Pool		5.267%	8/1/37	1,339	1,410
[3,4,5]Fannie Mae Pool		5.492%	2/1/37	2,964	3,177
[3,4,5]Freddie Mac Non Gold Pool		2.537%	9/1/32	1,267	1,340
[3,4,5]Freddie Mac Non Gold Pool		2.625%	8/1/32	2,742	2,852
[3,4,5]Freddie Mac Non Gold Pool		2.711%	1/1/33–2/1/33	1,788	1,871
[3,4,5]Freddie Mac Non Gold Pool		2.968%	10/1/32	915	971
[3,4,5]Freddie Mac Non Gold Pool		3.018%	9/1/32	1,512	1,560
[3,4,5]Freddie Mac Non Gold Pool		3.204%	8/1/33	1,911	2,013
[3,4,5]Freddie Mac Non Gold Pool		5.749%	8/1/37	10,138	10,716
					64,360
Total U.S. Government and Agency Obligations (Cost $4,077,116)					4,099,141
Asset-Backed/Commercial Mortgage-Backed Securities (20.7%)
[5,6]	Ally Auto Receivables Trust	3.050%	12/15/14	44,876	46,469
5	Ally Auto Receivables Trust	2.090%	5/15/15	49,000	49,564
[5,6]	Ally Auto Receivables Trust	3.000%	10/15/15	11,525	11,923
5	Ally Auto Receivables Trust	1.350%	12/15/15	15,000	14,813
5	Ally Auto Receivables Trust	2.230%	3/15/16	70,500	71,417
[5,6]	Ally Auto Receivables Trust	2.690%	2/15/17	18,850	19,080
[5,6]	Ally Master Owner Trust	3.470%	4/15/15	20,545	21,247
[5,6]	Ally Master Owner Trust	3.870%	4/15/15	10,900	11,339
[5,6]	Ally Master Owner Trust	4.250%	4/15/17	7,800	8,296
[5,6]	Ally Master Owner Trust	4.590%	4/15/17	15,500	16,686
[3,5]	Ally Master Owner Trust	1.289%	8/15/17	64,150	64,980
[3,5,6]Ally Master Owner Trust		1.769%	8/15/17	39,172	40,229
[3,5,6]Ally Master Owner Trust		2.169%	8/15/17	29,770	30,901
[3,5,6]American Express Credit Account Master
	Trust	0.499%	12/15/13	3,400	3,400
[3,5,6]American Express Credit Account Master
	Trust	0.499%	3/17/14	3,400	3,398
[3,5,6]American Express Credit Account Master
	Trust	0.489%	9/15/14	2,410	2,405
[3,5,6]American Express Credit Account Master
	Trust	0.639%	1/15/15	2,770	2,763
[3,5]	American Express Credit Account Master
	Trust	1.319%	3/15/16	8,300	8,424
[3,5]	American Express Credit Account Master
	Trust	1.319%	3/15/16	4,940	5,015
[3,5]	American Express Credit Account Master
	Trust	1.319%	4/15/16	5,245	5,325
[3,5,6]American Express Credit Account Master
	Trust	0.889%	12/15/16	6,100	6,073
[3,5]	American Express Credit Account Master
	Trust	1.469%	3/15/17	52,140	53,909
[5,6]	Americold LLC Trust	4.954%	1/14/29	2,860	2,959
[5,6]	Americold LLC Trust	6.030%	1/14/29	8,790	9,462
[5,6]	Americold LLC Trust	6.811%	1/14/29	14,130	15,716
[3,5]	AmeriCredit Automobile Receivables Trust	5.240%	1/6/15	38,581	39,051
[3,5]	AmeriCredit Automobile Receivables Trust	5.240%	4/6/15	47,654	48,334
5	Americredit Prime Automobile Receivable	2.900%	12/15/14	3,340	3,428
[3,5,6]Arkle Master Issuer PLC		1.564%	5/17/60	151,090	150,585
[3,5,6]Arran Residential Mortgages Funding PLC		1.714%	5/16/47	20,640	20,664
[3,5,6]Arran Residential Mortgages Funding PLC		1.787%	11/19/47	67,100	67,100
6	BA Covered Bond Issuer	5.500%	6/14/12	36,600	38,167
[3,5]	BA Credit Card Trust	0.509%	6/16/14	5,260	5,239
[3,5]	BA Credit Card Trust	0.279%	9/15/16	26,200	26,019
[3,5]	BA Credit Card Trust	0.289%	12/15/16	13,720	13,613

[3,5]	BA Credit Card Trust	0.259%	11/15/19	61,370	59,912
[3,5]	Banc of America Commercial Mortgage Inc.	5.334%	9/10/45	14,475	14,749
[3,5]	Banc of America Commercial Mortgage Inc.	5.826%	4/10/49	23,534	25,514
[3,5]	Banc of America Funding Corp.	5.356%	9/20/46	47,530	35,204
[3,5]	Banc of America Mortgage Securities Inc.	3.247%	9/25/32	42	41
[3,5]	Banc of America Mortgage Securities Inc.	2.982%	2/25/33	417	317
[3,5]	Banc of America Mortgage Securities Inc.	2.878%	5/25/33	1,343	1,256
[3,5]	Banc of America Mortgage Securities Inc.	2.920%	7/25/33	2,853	2,732
[3,5]	Banc of America Mortgage Securities Inc.	2.860%	2/25/34	2,552	2,402
[5,6]	Bank of America Auto Trust	3.520%	6/15/16	29,583	30,574
[5,6]	Bank of America Auto Trust	3.030%	10/15/16	73,416	75,486
[3,5,6]Bank of America Student Loan Trust		1.074%	2/25/43	80,470	80,546
[3,5]	Bank One Issuance Trust	1.019%	2/15/17	6,600	6,565
[3,5]	Bear Stearns Adjustable Rate Mortgage
	Trust	5.008%	10/25/36	54,274	40,221
[3,5]	Bear Stearns Adjustable Rate Mortgage
	Trust	5.257%	5/25/47	45,155	33,446
[3,5]	Bear Stearns Commercial Mortgage
	Securities	5.906%	6/11/40	14,563	16,016
5	Bear Stearns Commercial Mortgage
	Securities	5.478%	10/12/41	46,800	47,350
5	Bear Stearns Commercial Mortgage
	Securities	4.254%	7/11/42	834	835
5	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	20,000	20,598
5	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/13/50	15,000	15,610
[3,5]	Brazos Higher Education Authority	0.508%	6/25/26	15,150	14,039
[3,5]	Brazos Higher Education Authority	1.212%	5/25/29	58,724	58,590
[3,5]	Brazos Higher Education Authority	1.109%	2/25/30	70,400	70,401
[3,5]	Capital One Multi-Asset Execution Trust	0.509%	3/17/14	3,939	3,938
[3,5]	Capital One Multi-Asset Execution Trust	0.519%	6/16/14	30,950	30,878
[3,5]	Capital One Multi-Asset Execution Trust	0.539%	7/15/14	26,100	26,022
[3,5]	Capital One Multi-Asset Execution Trust	0.519%	11/17/14	32,150	31,933
[3,5]	Capital One Multi-Asset Execution Trust	2.469%	7/15/16	33,411	33,982
[3,5]	Capital One Multi-Asset Execution Trust	0.429%	12/15/16	2,675	2,667
[3,5]	Capital One Multi-Asset Execution Trust	1.269%	12/15/16	2,940	2,898
[3,5]	Capital One Multi-Asset Execution Trust	0.309%	8/15/18	5,500	5,426
[3,5]	Capital One Multi-Asset Execution Trust	0.309%	6/17/19	36,860	36,142
[3,5]	Capital One Multi-Asset Execution Trust	0.269%	11/15/19	27,690	27,046
[3,5]	Capital One Multi-Asset Execution Trust	0.299%	12/16/19	261,055	255,348
[3,5]	Capital One Multi-Asset Execution Trust	0.259%	7/15/20	166,795	161,958
5	CarMax Auto Owner Trust	2.040%	10/15/15	29,000	29,506
[3,5,6]CFCRE Commercial Mortgage Trust		4.961%	4/15/44	16,760	17,011
[3,5,6]CFCRE Commercial Mortgage Trust		5.233%	4/15/44	6,230	6,323
[3,5,6]CFCRE Commercial Mortgage Trust		5.553%	4/15/44	7,950	8,019
[3,5,6]CFCRE Commercial Mortgage Trust		5.553%	4/15/44	2,880	2,840
[3,5]	Chase Issuance Trust	0.509%	1/15/14	14,250	14,228
[3,5]	Chase Issuance Trust	0.659%	1/15/15	28,080	28,019
[3,5]	Chase Issuance Trust	0.679%	4/15/19	28,600	27,717
5	Chrysler Financial Auto Securitization Trust	2.940%	6/8/13	17,173	17,230
[5,6]	Chrysler Financial Auto Securitization Trust	6.250%	5/8/14	33,555	34,788
[5,6]	Chrysler Financial Auto Securitization Trust	5.570%	8/8/14	33,555	34,651
[5,6]	Chrysler Financial Auto Securitization Trust	6.540%	11/10/14	16,600	17,299
5	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	26,000	26,555
[5,6]	CIT Equipment Collateral	1.510%	5/15/12	18,587	18,616
[5,6]	CIT Equipment Collateral	2.410%	5/15/13	35,700	36,164
[3,5]	Citibank Credit Card Issuance Trust	0.629%	7/15/14	78,915	78,311

5	Citibank Credit Card Issuance Trust	2.250%	12/23/14	33,390	34,133
[3,5]	Citibank Credit Card Issuance Trust	0.613%	2/20/15	32,725	32,301
5	Citibank Credit Card Issuance Trust	4.850%	4/22/15	82,210	88,328
5	Citibank Credit Card Issuance Trust	4.900%	6/23/16	83,000	91,192
[3,5]	Citibank Credit Card Issuance Trust	0.683%	3/24/17	4,380	4,274
[3,5]	Citibank Credit Card Issuance Trust	1.413%	5/22/17	22,500	23,274
[3,5]	Citibank Credit Card Issuance Trust	0.318%	12/17/18	64,625	63,234
[3,5]	Citibank Credit Card Issuance Trust	0.370%	12/17/18	31,075	30,452
5	Citibank Credit Card Issuance Trust	5.650%	9/20/19	24,075	27,681
[3,5]	Citibank Credit Card Issuance Trust	1.588%	5/20/20	61,200	65,020
[3,5,6]Citibank Omni Master Trust		2.969%	8/15/18	51,180	54,200
[5,6]	Citibank Omni Master Trust	5.350%	8/15/18	66,275	72,550
[5,6]	Citibank Omni Master Trust	4.900%	11/15/18	93,965	101,572
[5,6]	CitiFinancial Auto Issuance Trust	2.590%	10/15/13	59,700	60,612
[5,6]	CitiFinancial Auto Issuance Trust	3.150%	8/15/16	16,125	16,623
[3,5]	Citigroup Mortgage Loan Trust Inc.	5.738%	7/25/37	27,413	19,364
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	60,025	61,272
[5,6]	CLI Funding LLC	4.500%	3/18/26	21,355	21,039
5	CNH Equipment Trust	5.280%	11/15/12	3,751	3,767
5	CNH Equipment Trust	3.000%	8/17/15	27,600	28,497
5	CNH Equipment Trust	1.750%	5/16/16	57,000	56,630
5	CNH Equipment Trust	1.740%	1/17/17	75,500	75,689
[3,5]	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	19,000	19,487
[3,5]	Countrywide Home Loan Mortgage Pass
	Through Trust	2.899%	5/25/33	2,946	2,368
[3,5]	Countrywide Home Loan Mortgage Pass
	Through Trust	2.866%	11/19/33	4,027	3,791
[3,5]	Countrywide Home Loan Mortgage Pass
	Through Trust	2.730%	3/20/36	24,386	14,900
[3,5]	Countrywide Home Loan Mortgage Pass
	Through Trust	4.954%	2/25/47	31,134	20,120
[3,5]	Credit Suisse Mortgage Capital Certificates	6.017%	6/15/38	25,230	27,934
[3,5]	Credit Suisse Mortgage Capital Certificates	5.905%	6/15/39	34,310	35,078
5	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	29,100	29,821
[3,5,6]DBUBS Mortgage Trust		5.729%	11/10/46	14,200	14,632
[3,5]	Discover Card Master Trust	1.519%	12/15/14	47,035	47,613
[3,5]	Discover Card Master Trust	0.650%	6/15/15	112,450	112,652
[3,5]	Discover Card Master Trust	0.869%	9/15/15	61,723	62,161
5	Discover Card Master Trust	5.650%	12/15/15	40,040	43,861
[3,5]	Discover Card Master Trust	0.569%	8/15/16	93,500	93,601
[3,5]	Discover Card Master Trust	0.799%	3/15/18	181,400	182,741
[3,5]	Discover Card Master Trust I	0.309%	6/16/15	7,900	7,879
[3,5]	Discover Card Master Trust I	0.299%	1/19/16	74,288	73,921
[3,5]	Discover Card Master Trust I	0.299%	9/15/16	21,500	21,349
[5,6]	Extended Stay America Trust	4.220%	11/5/27	17,400	17,855
[5,6]	Extended Stay America Trust	4.860%	11/5/27	20,900	21,599
[3,5]	First Horizon Asset Securities Inc.	5.590%	11/25/36	18,158	13,936
[3,5]	First Horizon Asset Securities Inc.	5.389%	1/25/37	44,459	33,458
5	Ford Credit Auto Owner Trust	2.980%	8/15/14	12,925	13,317
5	Ford Credit Auto Owner Trust	2.930%	11/15/15	5,900	6,100
5	Ford Credit Auto Owner Trust	3.220%	3/15/16	6,040	6,265
[3,5]	Ford Credit Floorplan Master Owner Trust	1.769%	9/15/14	62,700	63,606
[3,5,6]Ford Credit Floorplan Master Owner Trust		1.869%	12/15/14	42,980	43,741
[3,5,6]Ford Credit Floorplan Master Owner Trust		2.469%	12/15/14	17,280	17,671
[3,5,6]Ford Credit Floorplan Master Owner Trust		2.869%	12/15/14	88,458	90,994
[3,5,6]Ford Credit Floorplan Master Owner Trust		1.919%	2/15/17	102,517	106,369

[5,6]	Ford Credit Floorplan Master Owner Trust	4.200%	2/15/17	22,356	23,930
[5,6]	Ford Credit Floorplan Master Owner Trust	4.990%	2/15/17	21,000	22,811
5	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	8,406	8,504
[3,5]	GMAC Mortgage Corp. Loan Trust	5.161%	11/19/35	7,800	6,958
[3,5]	Granite Master Issuer PLC	0.256%	12/17/54	4,503	4,258
[3,5]	Granite Master Issuer PLC	0.353%	12/20/54	13,407	12,695
[5,6]	Great America Leasing Receivables	2.340%	4/15/16	19,525	19,778
[3,5]	Greenwich Capital Commercial Funding
	Corp.	5.224%	4/10/37	9,600	10,339
[3,5]	Greenwich Capital Commercial Funding
	Corp.	6.077%	7/10/38	20,000	22,166
[3,5,6]GS Mortgage Securities Corp. II		3.215%	2/10/21	14,370	14,445
[3,5,6]GS Mortgage Securities Corp. II		3.563%	2/10/21	5,025	5,051
[3,5,6]GS Mortgage Securities Corp. II		5.162%	12/10/43	14,700	15,551
[3,5,6]GS Mortgage Securities Corp. II		5.405%	12/10/43	6,400	6,596
[3,5,6]GS Mortgage Securities Corp. II		5.405%	12/10/43	3,530	3,519
[3,5,6]GS Mortgage Securities Corp. II		4.473%	3/10/44	20,810	21,423
[3,5,6]GS Mortgage Securities Corp. II		4.753%	3/10/44	17,200	17,831
[3,5,6]GS Mortgage Securities Corp. II		5.361%	3/10/44	20,500	21,239
[3,5,6]GS Mortgage Securities Corp. II		5.728%	3/10/44	7,180	7,386
5	Harley-Davidson Motorcycle Trust	2.620%	3/15/14	48,649	49,119
5	Harley-Davidson Motorcycle Trust	2.400%	7/15/14	4,655	4,747
5	Harley-Davidson Motorcycle Trust	1.530%	9/15/15	28,400	28,489
5	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	8,780	9,048
5	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	8,000	8,151
[5,6]	Hertz Vehicle Financing LLC	5.290%	3/25/16	56,350	62,399
[5,6]	Hertz Vehicle Financing LLC	3.740%	2/25/17	81,900	85,151
[3,5,6]Holmes Master Issuer PLC		1.678%	10/15/54	18,280	18,336
5	Hyundai Auto Receivables Trust	3.150%	3/15/16	37,850	39,275
[3,5,6]Hyundai Floorplan Master Owner Trust		1.469%	11/17/14	18,710	18,908
[3,5]	Illinois Student Assistance Commission	1.324%	4/25/22	61,500	61,761
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	38,550	42,297
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	2,300	2,400
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.058%	6/15/43	1,800	1,910
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.615%	11/15/43	10,600	10,383
[3,5,6]JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.715%	11/15/43	6,225	6,406
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.387%	2/16/46	31,700	32,391
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.717%	2/16/46	30,550	31,369
[3,5,6]JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.360%	2/16/46	22,625	22,727
[5,6]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.717%	2/16/46	16,800	16,629
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	8,775	8,892
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	18,700	19,026
[3,5]	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.990%	6/15/49	50,700	52,391
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	44,610	46,243
[3,5,6]Kildare Securities Ltd.		0.370%	12/10/43	23,321	21,332

[3,5]	LB-UBS Commercial Mortgage Trust	6.078%	6/15/38	10,890	12,128
5	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	28,158	28,762
5	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	23,300	23,722
[3,5]	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	36,205	39,568
[5,6]	Macquarie Equipment Funding Trust	1.910%	4/20/17	16,000	16,166
[3,5]	Master Adjustable Rate Mortgages Trust	2.267%	4/25/34	4,794	4,328
[3,5]	MBNA Credit Card Master Note Trust	1.569%	10/15/14	2,075	2,084
[3,5]	MBNA Credit Card Master Note Trust	0.639%	7/15/15	57,640	56,971
[3,5]	MBNA Credit Card Master Note Trust	1.569%	3/15/16	10,340	10,396
[3,5]	MBNA Credit Card Master Note Trust	1.119%	11/15/16	39,715	39,383
[3,5]	Merrill Lynch Mortgage Investors Inc.	1.962%	2/25/33	3,840	3,466
[3,5]	Merrill Lynch Mortgage Investors Inc.	2.842%	7/25/33	1,787	1,667
5	Merrill Lynch Mortgage Trust	4.556%	6/12/43	3,899	3,983
[3,5]	Merrill Lynch Mortgage Trust	5.916%	6/12/50	37,543	38,610
5	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,700	3,823
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	20,362	20,740
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	6/12/50	7,469	7,653
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	19,865	20,300
[5,6]	MMAF Equipment Finance LLC	3.510%	1/15/30	26,000	27,074
[3,5]	Morgan Stanley Capital I	5.794%	6/11/42	81,050	83,231
[5,6]	Morgan Stanley Capital I	4.700%	9/15/47	10,430	10,809
[3,5,6]Morgan Stanley Capital I		5.442%	9/15/47	14,310	14,537
5	Morgan Stanley Capital I	5.090%	10/12/52	8,005	8,316
[3,5]	Morgan Stanley Mortgage Loan Trust	3.150%	6/25/36	23,201	20,247
[3,5]	National City Credit Card Master Trust	0.269%	3/17/14	24,825	24,725
[5,6]	Navistar Financial Corp. Owner Trust	1.990%	1/21/14	76,500	77,217
[3,5,6]Navistar Financial Dealer Note Master Trust		1.669%	10/26/15	23,900	24,129
5	Nissan Auto Lease Trust	1.270%	10/15/16	22,600	22,582
[3,5,6]Nissan Master Owner Trust Receivables		1.369%	1/15/15	116,600	117,806
[3,5,6]Nordstrom Private Label Credit Card Master
	Note Trust	0.279%	5/15/15	113,210	112,892
[3,5]	North Carolina Education Assistance
	Authority Student Loan Revenue	1.209%	1/26/26	37,100	36,832
[3,5,6]Permanent Master Issuer PLC		1.428%	7/15/42	96,840	96,790
[3,5,6]Permanent Master Issuer PLC		1.669%	7/15/42	95,650	95,650
[3,5]	Residential Funding Mortgage Securities I	5.167%	8/25/36	36,760	26,847
[3,5]	Residential Funding Mortgage Securities I	5.940%	9/25/36	15,343	11,756
[3,5,6]Silverstone Master Issuer PLC		1.774%	1/21/55	97,950	99,027
[3,5,6]SLM Student Loan Trust		1.213%	10/15/24	25,900	25,926
[3,5]	SLM Student Loan Trust	0.394%	1/27/25	72,687	69,790
[3,5]	SLM Student Loan Trust	0.374%	4/25/25	103,550	101,181
[3,5]	SLM Student Loan Trust	0.374%	10/25/25	51,758	49,379
[3,5]	SLM Student Loan Trust	0.384%	10/27/25	36,300	34,910
[3,5]	SLM Student Loan Trust	0.364%	1/26/26	66,950	63,550
[3,5]	SLM Student Loan Trust	0.384%	1/25/27	24,500	23,304
[5,6]	SLM Student Loan Trust	4.370%	4/17/28	12,200	12,199
[3,5,6]SMART Trust/Australia		1.071%	10/14/14	13,880	13,880
[5,6]	SMART Trust/Australia	1.770%	10/14/14	41,800	41,920
[3,5,6]SMART Trust/Australia		1.721%	12/14/15	52,200	52,958
[5,6]	SMART Trust/Australia	2.520%	11/14/16	42,300	42,631
[3,5]	South Carolina Student Loan Corp.	1.274%	7/25/25	51,900	52,049
[5,6]	Tidewater Auto Receivables Trust	5.920%	5/15/17	12,134	12,241
5	Volkswagen Auto Lease Trust	0.990%	11/20/13	30,000	30,024
5	Volkswagen Auto Lease Trust	1.180%	10/20/15	12,600	12,575
5	Volkswagen Auto Loan Enhanced Trust	2.140%	8/22/16	31,930	32,615

[5,6]	Volvo Financial Equipment LLC	2.990%	5/15/17	18,820	19,042
[3,5]	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	10,080	11,055
5	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	29,100	29,966
5	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	46,760	50,784
5	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	16,490	16,721
[3,5]	WaMu Mortgage Pass Through Certificates	2.521%	1/25/33	445	395
[3,5]	WaMu Mortgage Pass Through Certificates	2.672%	8/25/33	3,268	3,169
[3,5]	WaMu Mortgage Pass Through Certificates	2.715%	9/25/33	4,471	4,231
[3,5]	Wells Fargo Mortgage Backed Securities
	Trust	5.368%	10/25/36	39,935	33,293
[5,6]	WF-RBS Commercial Mortgage Trust	4.498%	2/15/44	5,225	5,415
[5,6]	WF-RBS Commercial Mortgage Trust	5.392%	2/15/44	8,600	8,756
5	World Omni Auto Receivables Trust	5.120%	5/15/14	16,410	17,254
5	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	52,700	52,696
5	World Omni Automobile Lease Securitization
	Trust	1.780%	9/15/16	31,000	30,996
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,966,321)					8,029,818
Corporate Bonds (64.7%)
Finance (31.4%)
	Banking (21.7%)
	Abbey National Treasury Services
	PLC/London	2.875%	4/25/14	74,140	74,620
6	Abbey National Treasury Services
	PLC/London	3.875%	11/10/14	27,475	28,117
6	ADCB Finance Cayman Ltd.	4.750%	10/8/14	5,000	5,140
	American Express Bank FSB	5.550%	10/17/12	40,912	43,389
	American Express Bank FSB	5.500%	4/16/13	71,035	76,237
	American Express Centurion Bank	5.550%	10/17/12	21,161	22,458
	American Express Co.	5.250%	9/12/11	8,300	8,436
	American Express Co.	4.875%	7/15/13	4,805	5,140
	American Express Credit Corp.	5.875%	5/2/13	9,360	10,137
	American Express Credit Corp.	7.300%	8/20/13	86,520	97,129
	American Express Credit Corp.	2.750%	9/15/15	13,400	13,355
6	ANZ National International Ltd./New
	Zealand	6.200%	7/19/13	18,175	19,871
	Astoria Financial Corp.	5.750%	10/15/12	11,850	12,210
6	Australia & New Zealand Banking Group
	Ltd.	3.250%	3/1/16	34,200	34,404
3,5,6	Banco Mercantil del Norte SA	6.135%	10/13/16	25,450	25,514
3,6	Banco Santander Chile	1.524%	4/20/12	45,000	44,774
6	Banco Santander Chile	2.875%	11/13/12	75,175	75,455
6	BanColombia SA	4.250%	1/12/16	7,820	7,828
	Bank of America Corp.	4.875%	1/15/13	11,922	12,534
	Bank of America Corp.	7.375%	5/15/14	39,441	44,935
	Bank of America Corp.	5.375%	6/15/14	14,700	15,941
	Bank of America Corp.	4.500%	4/1/15	17,230	18,123
	Bank of America Corp.	3.700%	9/1/15	48,875	49,870
	Bank of America Corp.	3.625%	3/17/16	19,525	19,605
	Bank of New York Mellon Corp.	6.375%	4/1/12	3,705	3,901
	Bank of New York Mellon Corp.	4.950%	11/1/12	62,947	66,864
	Bank of New York Mellon Corp.	4.500%	4/1/13	47,640	50,805
	Bank of New York Mellon Corp.	5.125%	8/27/13	8,366	9,108
	Bank of New York Mellon Corp.	4.300%	5/15/14	9,750	10,535
	Bank of New York Mellon Corp.	4.950%	3/15/15	32,675	35,565
	Bank of Nova Scotia	2.250%	1/22/13	163,800	167,621
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.600%	1/22/13	111,655	113,867

6	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.600%	9/11/13	66,700	66,395
	Bank One Corp.	5.250%	1/30/13	28,615	30,415
	Barclays Bank plc	2.500%	1/23/13	233,215	238,008
	Barclays Bank plc	5.200%	7/10/14	72,035	78,415
	BB&T Corp.	3.100%	7/28/11	4,875	4,905
	BB&T Corp.	6.500%	8/1/11	30,200	30,628
	BB&T Corp.	3.850%	7/27/12	90,000	93,086
	BB&T Corp.	3.375%	9/25/13	23,450	24,503
	BB&T Corp.	5.700%	4/30/14	51,400	56,942
	Bear Stearns Cos. LLC	5.700%	11/15/14	44,615	49,350
	BNP Paribas	3.250%	3/11/15	102,300	104,714
6	BNP Paribas	4.800%	6/24/15	13,800	14,457
6	BNP Paribas / BNP Paribas US Medium-
	Term Note Program LLC	5.125%	1/15/15	4,880	5,182
6	BPCE SA	2.375%	10/4/13	22,425	22,403
3,6	BTMU Curacao Holdings NV	0.629%	12/19/16	36,725	36,322
	Canadian Imperial Bank of
	Commerce/Canada	2.350%	12/11/15	39,050	38,342
	Capital One Bank USA NA	6.500%	6/13/13	4,675	5,130
	Capital One Financial Corp.	4.800%	2/21/12	29,250	30,173
	Capital One Financial Corp.	6.250%	11/15/13	4,720	5,217
	Capital One Financial Corp.	7.375%	5/23/14	38,472	44,693
	Citigroup Inc.	5.100%	9/29/11	8,000	8,142
	Citigroup Inc.	5.625%	8/27/12	65,600	68,941
	Citigroup Inc.	5.300%	10/17/12	82,277	86,817
	Citigroup Inc.	5.500%	4/11/13	60,018	64,263
	Citigroup Inc.	6.500%	8/19/13	100,265	110,159
	Citigroup Inc.	6.000%	12/13/13	52,600	57,543
	Citigroup Inc.	6.375%	8/12/14	28,630	31,933
	Citigroup Inc.	6.010%	1/15/15	22,050	24,382
	Citigroup Inc.	4.750%	5/19/15	4,890	5,196
	Citigroup Inc.	4.587%	12/15/15	13,825	14,585
[3,5,6,7]	Colonial BancGroup Inc.	7.114%	2/15/49	25,100	570
6	Commonwealth Bank of Australia	5.000%	11/6/12	19,600	20,679
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	1.850%	1/10/14	24,445	24,613
6	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	4.200%	5/13/14	47,225	50,522
	Countrywide Financial Corp.	5.800%	6/7/12	6,800	7,144
	Credit Suisse New York	5.000%	5/15/13	200,023	214,025
	Credit Suisse New York	2.200%	1/14/14	65,400	66,161
	Credit Suisse New York	5.500%	5/1/14	195,360	215,613
	Credit Suisse New York	3.500%	3/23/15	34,200	35,370
	Credit Suisse USA Inc.	6.125%	11/15/11	40,835	41,939
	Credit Suisse USA Inc.	5.500%	8/15/13	9,750	10,617
	Deutsche Bank AG/London	5.375%	10/12/12	99,445	105,605
	Deutsche Bank AG/London	2.375%	1/11/13	343,225	350,824
	Deutsche Bank AG/London	4.875%	5/20/13	75,611	80,765
	Deutsche Bank AG/London	3.450%	3/30/15	48,700	50,358
	Fifth Third Bancorp	6.250%	5/1/13	27,127	29,469
	Fifth Third Bancorp	3.625%	1/25/16	37,000	37,551
3,5	Fifth Third Capital Trust IV	6.500%	4/15/67	4,880	4,807
	First Horizon National Corp.	5.375%	12/15/15	14,600	15,544
	Golden West Financial Corp.	4.750%	10/1/12	17,700	18,601
3,5	Goldman Sachs Capital II	5.793%	12/29/49	4,900	4,232
	Goldman Sachs Group Inc.	4.750%	7/15/13	30,428	32,354
	Goldman Sachs Group Inc.	5.250%	10/15/13	22,790	24,592
	Goldman Sachs Group Inc.	5.150%	1/15/14	31,100	33,601

	Goldman Sachs Group Inc.	6.000%	5/1/14	71,092	78,616
	Goldman Sachs Group Inc.	5.000%	10/1/14	4,450	4,816
	Goldman Sachs Group Inc.	3.700%	8/1/15	61,650	63,202
	Goldman Sachs Group Inc.	3.625%	2/7/16	67,600	68,226
	Goldman Sachs Group Inc.	5.625%	1/15/17	5,870	6,285
	Goldman Sachs Group Inc.	6.150%	4/1/18	20,000	22,117
6	HSBC Bank plc	1.625%	8/12/13	68,250	68,398
6	HSBC Bank plc	3.500%	6/28/15	19,500	20,045
6	ICICI Bank Ltd.	5.750%	1/12/12	9,125	9,376
6	ING Bank NV	2.000%	10/18/13	75,700	75,381
6	Intesa Sanpaolo SPA	3.625%	8/12/15	19,600	19,494
	Intesa Sanpaolo SpA/New York NY	2.375%	12/21/12	90,350	90,812
	JPMorgan Chase & Co.	5.600%	6/1/11	14,600	14,653
	JPMorgan Chase & Co.	5.375%	10/1/12	35,474	37,625
	JPMorgan Chase & Co.	5.750%	1/2/13	67,518	72,221
	JPMorgan Chase & Co.	4.750%	5/1/13	147,341	156,921
	JPMorgan Chase & Co.	2.050%	1/24/14	29,300	29,457
	JPMorgan Chase & Co.	4.875%	3/15/14	34,090	36,540
	JPMorgan Chase & Co.	4.650%	6/1/14	13,128	14,174
	JPMorgan Chase & Co.	5.125%	9/15/14	19,500	21,097
	JPMorgan Chase & Co.	3.700%	1/20/15	67,227	69,991
	JPMorgan Chase & Co.	3.400%	6/24/15	78,805	80,789
3	JPMorgan Chase & Co.	1.501%	9/1/15	10,570	10,530
	JPMorgan Chase & Co.	2.600%	1/15/16	54,047	52,799
	KeyCorp	6.500%	5/14/13	87,625	95,684
	KeyCorp	3.750%	8/13/15	9,750	10,009
3,6,8	Lloyds Banking Group plc	0.000%	11/29/49	8,455	6,922
	Lloyds TSB Bank plc	4.875%	1/21/16	66,550	69,778
3	Manufacturers & Traders Trust Co.	1.805%	4/1/13	18,050	18,017
3,5	Mellon Capital IV	6.244%	6/29/49	16,225	14,988
3	Merrill Lynch & Co. Inc.	0.539%	6/5/12	25,000	24,894
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	126,565	134,503
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	43,175	46,753
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	20,670	22,165
3	Morgan Stanley	1.253%	4/29/13	88,900	88,886
	Morgan Stanley	2.875%	1/24/14	40,000	40,531
	Morgan Stanley	4.750%	4/1/14	50,000	52,507
	Morgan Stanley	6.000%	5/13/14	90,624	99,012
	Morgan Stanley	4.200%	11/20/14	47,000	48,903
	Morgan Stanley	6.000%	4/28/15	24,650	27,094
	Morgan Stanley	4.000%	7/24/15	16,450	16,899
	Morgan Stanley	3.450%	11/2/15	25,772	25,738
	Morgan Stanley	3.800%	4/29/16	28,200	28,312
	National City Bank of Pennsylvania	7.250%	10/21/11	6,228	6,415
	National City Bank/Cleveland OH	6.200%	12/15/11	16,300	16,837
	National City Bank/Cleveland OH	4.625%	5/1/13	4,170	4,416
	North Fork Bancorporation Inc.	5.875%	8/15/12	8,070	8,479
	PNC Funding Corp.	5.400%	6/10/14	6,820	7,540
	PNC Funding Corp.	3.625%	2/8/15	34,200	35,695
3,5,9	RBS Capital Trust IV	8.875%	0/0/0	10,700	6,928
	Royal Bank of Canada	1.125%	1/15/14	46,675	46,498
	Royal Bank of Canada	2.875%	4/19/16	73,300	73,887
	Royal Bank of Scotland Group plc	5.000%	11/12/13	24,400	24,823
	Royal Bank of Scotland Group plc	5.000%	10/1/14	6,300	6,385
	Royal Bank of Scotland Group plc	5.050%	1/8/15	8,123	8,223
	Royal Bank of Scotland plc	3.400%	8/23/13	86,575	89,056
	Royal Bank of Scotland plc	3.250%	1/11/14	20,500	20,941
6	Royal Bank of Scotland plc	4.875%	8/25/14	135,652	142,957

	Royal Bank of Scotland plc	3.950%	9/21/15	15,850	16,123
	Santander Holdings USA Inc.	4.625%	4/19/16	8,600	8,831
6	Santander US Debt SA Unipersonal	2.991%	10/7/13	62,300	62,645
6	Societe Generale	2.200%	9/14/13	36,045	36,130
6	Societe Generale	2.500%	1/15/14	71,070	71,591
3	State Street Corp.	0.373%	4/30/12	5,000	4,995
6	Sumitomo Mitsui Banking Corp.	2.150%	7/22/13	53,595	54,097
	SunTrust Banks Inc.	3.600%	4/15/16	25,200	25,528
	UBS AG/Stamford CT	2.750%	1/8/13	40,284	40,982
	UBS AG/Stamford CT	2.250%	8/12/13	93,275	94,669
	UBS AG/Stamford CT	2.250%	1/28/14	83,100	83,875
	UBS AG/Stamford CT	3.875%	1/15/15	38,603	40,352
3,6	Unicredit Luxembourg Finance SA	0.623%	1/13/17	51,600	47,760
	UnionBanCal Corp.	5.250%	12/16/13	10,996	11,792
	US Bancorp	2.125%	2/15/13	54,600	55,674
	US Bancorp	1.125%	10/30/13	46,300	46,106
	US Bancorp	2.450%	7/27/15	34,100	34,125
	US Bank NA/Cincinnati OH	6.300%	2/4/14	37,150	41,458
3	US Bank NA/Cincinnati OH	0.561%	10/14/14	92,000	90,989
	Wachovia Bank NA	4.800%	11/1/14	18,250	19,602
	Wachovia Bank NA	4.875%	2/1/15	4,000	4,291
	Wachovia Bank NA	5.000%	8/15/15	9,750	10,438
	Wachovia Corp.	5.500%	5/1/13	177,727	192,073
7	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.550%	6/16/10	8,965	3,272
7	Washington Mutual Bank / Debt not
	acquired by JPMorgan	6.875%	6/15/11	21,983	22
	Washington Mutual Finance Corp.	6.875%	5/15/11	5,975	5,986
	Wells Fargo & Co.	4.375%	1/31/13	89,385	94,206
	Wells Fargo & Co.	3.750%	10/1/14	39,965	42,193
	Wells Fargo & Co.	3.625%	4/15/15	29,300	30,601
3	Wells Fargo & Co.	3.676%	6/15/16	33,650	34,526
3,5	Wells Fargo Capital XIII	7.700%	12/29/49	104,495	108,152
3,5	Wells Fargo Capital XV	9.750%	12/29/49	40,376	44,464
	Wells Fargo Financial Inc.	5.500%	8/1/12	5,650	5,972
	Westpac Banking Corp.	2.250%	11/19/12	58,131	59,297
	Westpac Banking Corp.	2.100%	8/2/13	66,500	67,469
	Westpac Banking Corp.	1.850%	12/9/13	52,240	52,814
	Westpac Banking Corp.	4.200%	2/27/15	46,575	49,295
	Westpac Banking Corp.	3.000%	8/4/15	14,650	14,777
6	Westpac Securities NZ Ltd.	2.625%	1/28/13	80,000	81,565

	Brokerage (0.6%)
	BlackRock Inc.	3.500%	12/10/14	28,120	29,610
6	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	5,675	6,060
6	Cantor Fitzgerald LP	6.375%	6/26/15	14,000	14,389
	Charles Schwab Corp.	4.950%	6/1/14	24,740	27,141
	Franklin Resources Inc.	2.000%	5/20/13	17,700	17,993
	Jefferies Group Inc.	5.875%	6/8/14	6,950	7,543
	Jefferies Group Inc.	3.875%	11/9/15	30,200	30,566
	Jefferies Group Inc.	5.125%	4/13/18	36,150	36,283
[3,7] Lehman Brothers Holdings E-Capital Trust I		2.998%	8/19/65	9,410	1
[3,7] Lehman Brothers Holdings Inc.		2.911%	8/21/09	24,450	6,112
[3,7] Lehman Brothers Holdings Inc.		2.907%	11/16/09	38,620	9,752
7	Lehman Brothers Holdings Inc.	5.625%	1/24/13	9,200	2,381
	TD Ameritrade Holding Corp.	2.950%	12/1/12	46,825	47,916

	Finance Companies (2.9%)
	General Electric Capital Corp.	6.000%	6/15/12	7,670	8,126
	General Electric Capital Corp.	3.500%	8/13/12	8,810	9,111
	General Electric Capital Corp.	5.250%	10/19/12	117,555	124,899
	General Electric Capital Corp.	2.800%	1/8/13	32,285	33,143
	General Electric Capital Corp.	5.450%	1/15/13	38,100	40,760
	General Electric Capital Corp.	4.800%	5/1/13	90,480	96,507
	General Electric Capital Corp.	1.875%	9/16/13	36,075	36,316
	General Electric Capital Corp.	2.100%	1/7/14	57,590	58,166
	General Electric Capital Corp.	5.900%	5/13/14	29,900	33,355
	General Electric Capital Corp.	5.500%	6/4/14	14,550	15,997
	General Electric Capital Corp.	4.750%	9/15/14	10,000	10,833
	General Electric Capital Corp.	3.750%	11/14/14	16,495	17,348
	General Electric Capital Corp.	2.250%	11/9/15	9,300	9,107
[3,5] General Electric Capital Corp.		6.375%	11/15/67	14,450	14,920
[3,5] HSBC Finance Capital Trust IX		5.911%	11/30/35	13,200	12,870
	HSBC Finance Corp.	6.750%	5/15/11	87,425	87,590
	HSBC Finance Corp.	5.700%	6/1/11	58,650	58,874
	HSBC Finance Corp.	6.375%	10/15/11	101,295	103,881
	HSBC Finance Corp.	7.000%	5/15/12	45,350	48,168
	HSBC Finance Corp.	5.900%	6/19/12	95,578	100,717
3	HSBC Finance Corp.	0.659%	9/14/12	7,800	7,768
	HSBC Finance Corp.	6.375%	11/27/12	53,347	57,414
	HSBC Finance Corp.	5.250%	1/15/14	39,403	42,567
	HSBC Finance Corp.	5.000%	6/30/15	10,750	11,679
3	HSBC Finance Corp.	0.740%	6/1/16	16,250	15,583
	International Lease Finance Corp.	5.750%	6/15/11	19,275	19,333
	SLM Corp.	6.250%	1/25/16	35,041	37,175
	Springleaf Finance Corp.	5.200%	12/15/11	12,700	12,700
6	USAA Capital Corp.	3.500%	7/17/14	9,600	10,116

	Insurance (5.2%)
	ACE INA Holdings Inc.	5.875%	6/15/14	14,690	16,429
	Aetna Inc.	5.750%	6/15/11	26,652	26,812
6	AIG SunAmerica Global Financing VI	6.300%	5/10/11	16,625	16,639
	Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	7,142	8,119
	Allstate Corp.	6.125%	2/15/12	13,750	14,345
	Allstate Corp.	6.200%	5/16/14	12,700	14,440
	Allstate Corp.	5.000%	8/15/14	400	441
	Allstate Life Global Funding Trusts	5.375%	4/30/13	32,100	34,741
3	American International Group Inc.	4.250%	5/15/13	26,110	27,179
	American International Group Inc.	3.650%	1/15/14	26,975	27,652
	American International Group Inc.	5.050%	10/1/15	39,550	41,209
6	ASIF Global Financing XIX	4.900%	1/17/13	38,132	39,896
	Axis Capital Holdings Ltd.	5.750%	12/1/14	38,900	42,394
	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	13,400	13,852
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	28,745	30,470
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	64,625	69,253
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	6,650	7,212
	Berkshire Hathaway Finance Corp.	1.500%	1/10/14	22,900	23,070
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	13,900	15,379
	Berkshire Hathaway Finance Corp.	2.450%	12/15/15	34,575	34,813
	Berkshire Hathaway Inc.	2.125%	2/11/13	152,600	156,207
	Chubb Corp.	5.200%	4/1/13	2,067	2,221
[3,5]	Chubb Corp.	6.375%	3/29/67	5,860	6,291
	CNA Financial Corp.	5.850%	12/15/14	28,660	31,162
	CNA Financial Corp.	6.500%	8/15/16	7,825	8,735
	Coventry Health Care Inc.	5.875%	1/15/12	18,875	19,444

	Hartford Financial Services Group Inc.	4.000%	3/30/15	8,400	8,644
[3,5]	ING Groep NV	5.775%	12/8/49	4,970	4,641
6	Jackson National Life Global Funding	5.375%	5/8/13	44,193	47,539
	Lincoln National Corp.	5.650%	8/27/12	20,075	21,209
[3,5]	Lincoln National Corp.	6.050%	4/20/67	8,340	8,215
	Manulife Financial Corp.	3.400%	9/17/15	14,620	14,943
	Marsh & McLennan Cos. Inc.	6.250%	3/15/12	11,770	12,275
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	17,268	18,674
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	14,300	15,724
[3,6]	MassMutual Global Funding II	0.470%	12/6/13	14,950	14,915
6	MassMutual Global Funding II	3.125%	4/14/16	26,850	27,273
	MetLife Inc.	2.375%	2/6/14	58,500	59,293
6	Metropolitan Life Global Funding I	2.875%	9/17/12	97,575	99,872
6	Metropolitan Life Global Funding I	2.500%	1/11/13	35,500	36,186
6	Metropolitan Life Global Funding I	5.125%	4/10/13	64,787	69,198
6	Metropolitan Life Global Funding I	5.125%	6/10/14	12,615	13,755
[3,6]	Monumental Global Funding III	0.444%	1/25/13	8,525	8,432
[3,6]	Monumental Global Funding III	0.478%	1/15/14	14,650	14,335
6	Monumental Global Funding III	5.250%	1/15/14	12,710	13,644
6	Monumental Global Funding Ltd.	5.500%	4/22/13	1,200	1,296
6	New York Life Global Funding	4.650%	5/9/13	5,400	5,771
6	New York Life Global Funding	5.375%	9/15/13	10,660	11,645
6	New York Life Global Funding	3.000%	5/4/15	20,560	21,106
6	Pacific Life Global Funding	5.150%	4/15/13	6,150	6,570
6	Pricoa Global Funding I	5.625%	5/24/11	1,125	1,128
6	Pricoa Global Funding I	4.625%	6/25/12	7,580	7,867
6	Pricoa Global Funding I	5.400%	10/18/12	17,330	18,401
6	Pricoa Global Funding I	5.450%	6/11/14	50,000	54,929
	Principal Financial Group Inc.	7.875%	5/15/14	23,450	27,183
6	Principal Life Global Funding I	6.250%	2/15/12	36,155	37,681
6	Principal Life Global Funding I	5.250%	1/15/13	2,425	2,584
6	Principal Life Global Funding I	5.125%	10/15/13	34,280	37,093
6	Principal Life Global Funding I	5.050%	3/15/15	7,750	8,243
	Principal Life Income Funding Trusts	5.300%	12/14/12	1,500	1,593
	Principal Life Income Funding Trusts	5.300%	4/24/13	11,000	11,868
	Protective Life Corp.	4.300%	6/1/13	8,540	8,825
	Prudential Financial Inc.	5.800%	6/15/12	31,100	32,700
	Prudential Financial Inc.	3.625%	9/17/12	29,275	30,205
	Prudential Financial Inc.	2.750%	1/14/13	48,500	49,496
	Prudential Financial Inc.	5.100%	9/20/14	9,350	10,158
	Prudential Financial Inc.	6.200%	1/15/15	4,890	5,437
6	TIAA Global Markets Inc.	4.950%	7/15/13	5,800	6,252
	Transatlantic Holdings Inc.	5.750%	12/14/15	33,950	36,014
	Travelers Cos. Inc.	5.375%	6/15/12	18,258	19,156
	Travelers Property Casualty Corp.	5.000%	3/15/13	27,640	29,609
	UnitedHealth Group Inc.	5.500%	11/15/12	20,125	21,488
	UnitedHealth Group Inc.	4.875%	2/15/13	37,455	39,785
	UnitedHealth Group Inc.	4.875%	4/1/13	34,844	37,097
	UnitedHealth Group Inc.	4.750%	2/10/14	3,215	3,468
	UnitedHealth Group Inc.	5.000%	8/15/14	11,035	12,051
	WellPoint Health Networks Inc.	6.375%	1/15/12	9,550	9,932
	WellPoint Inc.	6.800%	8/1/12	31,358	33,585
	WellPoint Inc.	6.000%	2/15/14	41,400	45,989
	WellPoint Inc.	5.000%	12/15/14	12,700	13,897
	Willis North America Inc.	5.625%	7/15/15	38,459	41,262
	XL Capital Finance Europe plc	6.500%	1/15/12	32,275	33,398
	XL Group plc	5.250%	9/15/14	22,140	23,782

[3,5,6]ZFS Finance USA Trust IV		5.875%	5/9/62	4,270	4,323

	Real Estate Investment Trusts (1.0%)
	Arden Realty LP	5.200%	9/1/11	7,700	7,811
	Boston Properties LP	6.250%	1/15/13	2,693	2,913
	Brandywine Operating Partnership LP	5.750%	4/1/12	4,779	4,955
	Brandywine Operating Partnership LP	5.400%	11/1/14	4,850	5,148
	Developers Diversified Realty Corp.	5.375%	10/15/12	26,100	27,046
	Developers Diversified Realty Corp.	5.500%	5/1/15	20,772	21,966
	Digital Realty Trust LP	4.500%	7/15/15	50,080	51,954
	Duke Realty LP	4.625%	5/15/13	9,725	10,235
	Duke Realty LP	6.250%	5/15/13	10,076	10,929
	HCP Inc.	2.700%	2/1/14	14,550	14,724
	HCP Inc.	3.750%	2/1/16	14,550	14,834
	Healthcare Realty Trust Inc.	5.125%	4/1/14	13,100	13,919
	Hospitality Properties Trust	7.875%	8/15/14	8,350	9,412
	Kilroy Realty LP	5.000%	11/3/15	14,550	15,130
	Kimco Realty Corp.	4.820%	8/15/11	14,035	14,189
	Liberty Property LP	6.375%	8/15/12	19,020	20,184
	Senior Housing Properties Trust	4.300%	1/15/16	9,700	9,712
	Simon Property Group LP	6.750%	5/15/14	2,760	3,121
	Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	17,575	17,444
6	WCI Finance LLC / WEA Finance LLC	5.400%	10/1/12	43,645	46,079
6	WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	23,125	26,487
6	WEA Finance LLC / WT Finance Aust Pty Ltd.	5.750%	9/2/15	29,950	33,163
					12,225,426
Industrial (28.2%)
	Basic Industry (2.0%)
	Air Products & Chemicals Inc.	4.150%	2/1/13	12,300	12,863
	Alcoa Inc.	6.000%	7/15/13	66,800	73,505
6	Anglo American Capital plc	2.150%	9/27/13	34,150	34,405
6	Anglo American Capital plc	9.375%	4/8/14	11,225	13,543
	ArcelorMittal	5.375%	6/1/13	83,000	88,561
	ArcelorMittal	9.000%	2/15/15	15,495	18,614
	ArcelorMittal	3.750%	8/5/15	21,233	21,751
	ArcelorMittal	3.750%	3/1/16	9,775	9,890
	ArcelorMittal USA Inc.	6.500%	4/15/14	14,775	16,334
	Barrick Gold Financeco LLC	6.125%	9/15/13	23,225	25,849
	BHP Billiton Finance USA Ltd.	5.125%	3/29/12	19,175	19,986
	BHP Billiton Finance USA Ltd.	4.800%	4/15/13	6,966	7,477
	BHP Billiton Finance USA Ltd.	5.500%	4/1/14	55,475	61,820
	Celulosa Arauco y Constitucion SA	5.125%	7/9/13	4,880	5,144
6	Chevron Phillips Chemical Co. LLC/LP	7.000%	6/15/14	7,800	8,816
	Dow Chemical Co.	4.850%	8/15/12	14,520	15,234
	Dow Chemical Co.	7.600%	5/15/14	22,855	26,609
	Dow Chemical Co.	5.900%	2/15/15	11,250	12,633
	Dow Chemical Co.	2.500%	2/15/16	19,500	19,118
	EI du Pont de Nemours & Co.	5.875%	1/15/14	208	231
	EI du Pont de Nemours & Co.	1.950%	1/15/16	29,260	28,689
6	Incitec Pivot Ltd.	4.000%	12/7/15	10,740	10,887
	International Paper Co.	5.300%	4/1/15	4,750	5,190
	International Paper Co.	7.950%	6/15/18	7,250	8,798
	Monsanto Co.	2.750%	4/15/16	10,060	10,190
[3,6] Mosaic Co.		7.625%	12/1/16	9,200	9,913
	Praxair Inc.	1.750%	11/15/12	20,200	20,514
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	120,730	146,086
	Rio Tinto Finance USA Ltd.	1.875%	11/2/15	9,760	9,550

Rohm and Haas Co.	5.600%	3/15/13	20,310	21,863

Capital Goods (3.4%)
Allied Waste North America Inc.	7.125%	5/15/16	4,750	4,916
Allied Waste North America Inc.	6.875%	6/1/17	9,125	9,923
6 BAE Systems Holdings Inc.	6.400%	12/15/11	9,500	9,777
Bemis Co. Inc.	5.650%	8/1/14	10,130	11,090
Boeing Capital Corp.	6.500%	2/15/12	26,021	27,254
Boeing Capital Corp.	5.800%	1/15/13	22,048	23,853
Boeing Co.	1.875%	11/20/12	34,575	35,232
Boeing Co.	3.500%	2/15/15	4,750	5,010
Case New Holland Inc.	7.750%	9/1/13	23,505	25,650
Caterpillar Financial Services Corp.	4.250%	2/8/13	33,195	35,177
Caterpillar Financial Services Corp.	2.000%	4/5/13	52,695	53,796
Caterpillar Financial Services Corp.	4.900%	8/15/13	16,495	17,841
Caterpillar Financial Services Corp.	6.200%	9/30/13	27,200	30,431
Caterpillar Financial Services Corp.	6.125%	2/17/14	64,020	72,410
Caterpillar Financial Services Corp.	1.650%	4/1/14	26,625	26,899
Caterpillar Financial Services Corp.	4.750%	2/17/15	11,900	13,077
Caterpillar Financial Services Corp.	2.750%	6/24/15	9,250	9,517
Caterpillar Financial Services Corp.	2.650%	4/1/16	19,550	19,817
Cooper US Inc.	5.250%	11/15/12	19,115	20,383
CRH America Inc.	5.625%	9/30/11	73,425	74,880
CRH America Inc.	5.300%	10/15/13	21,527	23,041
CRH America Inc.	4.125%	1/15/16	38,050	38,851
Eaton Corp.	5.750%	7/15/12	7,950	8,395
Eaton Corp.	5.950%	3/20/14	9,750	10,953
Emerson Electric Co.	5.625%	11/15/13	7,800	8,664
Emerson Electric Co.	4.125%	4/15/15	9,220	9,901
General Dynamics Corp.	4.250%	5/15/13	6,500	6,952
General Dynamics Corp.	5.250%	2/1/14	15,260	16,910
General Electric Co.	5.000%	2/1/13	227,615	243,182
Harsco Corp.	5.125%	9/15/13	8,000	8,666
Harsco Corp.	2.700%	10/15/15	37,250	37,092
Honeywell International Inc.	6.125%	11/1/11	8,013	8,249
Honeywell International Inc.	4.250%	3/1/13	4,250	4,519
Illinois Tool Works Inc.	5.150%	4/1/14	21,175	23,464
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	28,020	30,924
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	39,578	47,731
John Deere Capital Corp.	7.000%	3/15/12	45,448	48,025
John Deere Capital Corp.	5.250%	10/1/12	59,340	63,093
John Deere Capital Corp.	1.875%	6/17/13	30,850	31,423
John Deere Capital Corp.	4.900%	9/9/13	25,147	27,344
John Deere Capital Corp.	2.950%	3/9/15	52,450	54,520
L-3 Communications Corp.	6.375%	10/15/15	2,100	2,163
Lafarge SA	6.150%	7/15/11	1,850	1,869
Mohawk Industries Inc.	7.200%	4/15/12	18,695	19,644
Tyco International Finance SA	6.000%	11/15/13	8,750	9,697
Tyco International Finance SA	4.125%	10/15/14	3,350	3,578
Tyco International Finance SA	8.500%	1/15/19	10,600	13,500

Communication (6.8%)
America Movil SAB de CV	5.500%	3/1/14	11,166	12,255
America Movil SAB de CV	3.625%	3/30/15	26,375	27,461
American Tower Corp.	4.625%	4/1/15	6,875	7,211
3 AT&T Corp.	7.300%	11/15/11	55,836	57,844
AT&T Inc.	5.875%	2/1/12	16,100	16,710
AT&T Inc.	4.950%	1/15/13	45,735	48,745

AT&T Inc.	6.700%	11/15/13	79,928	90,110
AT&T Inc.	4.850%	2/15/14	27,271	29,678
AT&T Inc.	5.100%	9/15/14	41,097	45,332
AT&T Inc.	2.500%	8/15/15	4,750	4,763
AT&T Mobility LLC	6.500%	12/15/11	25,955	26,874
BellSouth Corp.	5.200%	9/15/14	32,150	35,401
British Telecommunications plc	5.150%	1/15/13	34,027	36,220
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	141,027	141,243
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	88,660	101,314
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	185,155	204,159
CenturyLink Inc.	7.875%	8/15/12	18,250	19,640
CenturyLink Inc.	5.000%	2/15/15	4,750	5,012
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	26,714	30,053
Comcast Corp.	5.300%	1/15/14	26,309	28,819
Comcast Corp.	6.500%	1/15/15	28,344	32,343
COX Communications Inc.	7.125%	10/1/12	33,262	36,017
COX Communications Inc.	4.625%	6/1/13	4,405	4,691
COX Communications Inc.	5.450%	12/15/14	12,150	13,522
Deutsche Telekom International Finance BV	5.250%	7/22/13	9,100	9,869
Deutsche Telekom International Finance BV	5.875%	8/20/13	9,985	10,984
Deutsche Telekom International Finance BV	4.875%	7/8/14	3,265	3,560
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	6/15/15	28,100	28,838
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	14,500	14,724
Discovery Communications LLC	3.700%	6/1/15	9,750	10,169
Embarq Corp.	6.738%	6/1/13	20,675	22,578
Embarq Corp.	7.082%	6/1/16	5,200	5,870
France Telecom SA	4.375%	7/8/14	7,625	8,261
McGraw-Hill Cos. Inc.	5.375%	11/15/12	6,200	6,579
6 NBCUniversal Media LLC	2.100%	4/1/14	43,850	44,075
6 NBCUniversal Media LLC	3.650%	4/30/15	26,900	27,931
New Cingular Wireless Services Inc.	8.125%	5/1/12	83,025	89,074
6 Pearson plc	7.000%	6/15/11	55,450	55,820
Qwest Corp.	7.875%	9/1/11	18,450	18,819
3 Qwest Corp.	8.875%	3/15/12	29,055	30,798
Qwest Corp.	7.500%	10/1/14	4,875	5,533
Qwest Corp.	7.625%	6/15/15	13,092	15,023
Reed Elsevier Capital Inc.	7.750%	1/15/14	9,150	10,489
Rogers Communications Inc.	6.375%	3/1/14	24,002	27,097
RR Donnelley & Sons Co.	4.950%	4/1/14	9,041	9,426
RR Donnelley & Sons Co.	6.125%	1/15/17	4,750	4,949
Telecom Italia Capital SA	6.200%	7/18/11	9,700	9,808
Telecom Italia Capital SA	5.250%	11/15/13	64,055	68,319
Telecom Italia Capital SA	6.175%	6/18/14	16,117	17,597
Telecom Italia Capital SA	4.950%	9/30/14	31,551	33,237
Telefonica Emisiones SAU	5.984%	6/20/11	112,190	112,950
Telefonica Emisiones SAU	5.855%	2/4/13	66,648	71,309
Telefonica Emisiones SAU	2.582%	4/26/13	95,005	96,484
Telefonica Emisiones SAU	4.949%	1/15/15	12,055	12,923
Telefonica Emisiones SAU	3.992%	2/16/16	29,300	29,953
Telefonica Emisiones SAU	6.421%	6/20/16	4,875	5,506
Thomson Reuters Corp.	5.950%	7/15/13	50,874	56,077
Thomson Reuters Corp.	5.700%	10/1/14	22,400	25,131

	Time Warner Cable Inc.	5.400%	7/2/12	26,450	27,829
	Time Warner Cable Inc.	6.200%	7/1/13	21,080	23,215
	Time Warner Cable Inc.	8.250%	2/14/14	11,540	13,490
	Time Warner Cable Inc.	7.500%	4/1/14	22,545	26,019
	Time Warner Cable Inc.	3.500%	2/1/15	5,650	5,854
	Verizon Communications Inc.	4.350%	2/15/13	37,755	39,914
	Verizon Communications Inc.	5.250%	4/15/13	80,633	86,920
	Verizon Communications Inc.	1.950%	3/28/14	95,060	96,022
	Verizon Communications Inc.	4.900%	9/15/15	4,850	5,351
	Verizon Communications Inc.	5.550%	2/15/16	44,005	49,316
	Verizon Global Funding Corp.	6.875%	6/15/12	11,075	11,831
	Verizon Global Funding Corp.	7.375%	9/1/12	50,264	54,521
	Vodafone Group plc	5.500%	6/15/11	17,050	17,147
	Vodafone Group plc	4.150%	6/10/14	90,556	97,138
	WPP Finance UK	5.875%	6/15/14	14,011	15,513
	WPP Finance UK	8.000%	9/15/14	17,480	20,552

	Consumer Cyclical (3.1%)
6	American Honda Finance Corp.	2.375%	3/18/13	29,300	29,838
6	American Honda Finance Corp.	4.625%	4/2/13	18,650	19,770
6	American Honda Finance Corp.	6.700%	10/1/13	19,400	21,666
	Best Buy Co. Inc.	6.750%	7/15/13	9,350	10,253
	CVS Caremark Corp.	5.750%	8/15/11	9,825	9,973
	CVS Caremark Corp.	3.250%	5/18/15	24,650	25,316
[3,5] CVS Caremark Corp.		6.302%	6/1/37	16,400	16,253
	Daimler Finance North America LLC	7.300%	1/15/12	37,750	39,499
	Daimler Finance North America LLC	6.500%	11/15/13	25,856	28,926
	Darden Restaurants Inc.	5.625%	10/15/12	15,055	15,946
	eBay Inc.	1.625%	10/15/15	28,285	27,329
	Ford Motor Credit Co. LLC	7.000%	4/15/15	21,910	24,046
	Ford Motor Credit Co. LLC	5.625%	9/15/15	3,460	3,642
	Ford Motor Credit Co. LLC	5.000%	5/15/18	14,280	14,262
6	Harley-Davidson Funding Corp.	5.250%	12/15/12	32,820	34,357
6	Harley-Davidson Funding Corp.	5.750%	12/15/14	20,635	22,330
	Historic TW Inc.	9.125%	1/15/13	28,598	32,162
6	Hyundai Capital America	3.750%	4/6/16	4,160	4,136
	Hyundai Capital Services Inc.	5.625%	1/24/12	9,375	9,590
6	Hyundai Capital Services Inc.	4.375%	7/27/16	5,700	5,791
	JC Penney Corp. Inc.	9.000%	8/1/12	23,036	25,052
	K Hovnanian Enterprises Inc.	6.250%	1/15/16	7,710	5,590
	Macy's Retail Holdings Inc.	5.350%	3/15/12	20,092	20,494
	McDonald's Corp.	4.300%	3/1/13	13,325	14,194
6	Nissan Motor Acceptance Corp.	3.250%	1/30/13	38,040	38,929
	Nordstrom Inc.	6.750%	6/1/14	7,926	9,082
	PACCAR Financial Corp.	1.950%	12/17/12	32,950	33,544
3	PACCAR Financial Corp.	0.693%	4/5/13	50,535	50,781
6	RCI Banque SA	3.400%	4/11/14	22,490	22,761
6	RCI Banque SA	4.600%	4/12/16	11,720	11,884
	Staples Inc.	7.375%	10/1/12	22,580	24,445
	Target Corp.	5.125%	1/15/13	9,340	10,023
	Toll Brothers Finance Corp.	5.150%	5/15/15	16,010	16,507
	Toyota Motor Credit Corp.	1.900%	12/5/12	68,800	69,906
	Toyota Motor Credit Corp.	1.375%	8/12/13	23,140	23,216
6	Volkswagen International Finance NV	1.625%	8/12/13	19,525	19,646
6	Volkswagen International Finance NV	1.875%	4/1/14	59,600	59,696
6	Volvo Treasury AB	5.950%	4/1/15	32,370	35,725
	Wal-Mart Stores Inc.	4.250%	4/15/13	13,175	14,057
	Wal-Mart Stores Inc.	4.550%	5/1/13	2,600	2,792

Wal-Mart Stores Inc.	1.625%	4/15/14	18,640	18,810
Wal-Mart Stores Inc.	3.200%	5/15/14	50,000	52,787
Wal-Mart Stores Inc.	2.875%	4/1/15	4,230	4,376
Wal-Mart Stores Inc.	1.500%	10/25/15	60,400	58,679
Walgreen Co.	4.875%	8/1/13	60,850	66,095
Walt Disney Co.	6.375%	3/1/12	1,900	1,995
Walt Disney Co.	4.500%	12/15/13	50,163	54,589
Western Union Co.	6.500%	2/26/14	28,250	31,585

Consumer Noncyclical (6.0%)
Abbott Laboratories	5.600%	5/15/11	6,070	6,080
Abbott Laboratories	5.150%	11/30/12	19,750	21,145
Abbott Laboratories	2.700%	5/27/15	19,525	20,085
Altria Group Inc.	8.500%	11/10/13	31,113	36,373
Altria Group Inc.	4.125%	9/11/15	38,477	40,581
AmerisourceBergen Corp.	5.625%	9/15/12	12,395	13,130
Anheuser-Busch Cos. Inc.	5.000%	1/15/15	3,480	3,811
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	32,800	33,751
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	97,500	100,001
Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	30,275	34,604
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	28,675	31,853
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,885	5,219
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	33,440	33,757
AstraZeneca plc	5.400%	9/15/12	39,650	42,188
AstraZeneca plc	5.400%	6/1/14	1,330	1,482
Avon Products Inc.	5.625%	3/1/14	22,755	25,043
Baxter International Inc.	1.800%	3/15/13	6,820	6,930
Biogen Idec Inc.	6.000%	3/1/13	41,165	44,156
Boston Scientific Corp.	4.500%	1/15/15	34,100	35,837
Boston Scientific Corp.	6.400%	6/15/16	15,572	17,505
Bottling Group LLC	6.950%	3/15/14	10,283	11,896
Bunge Ltd. Finance Corp.	4.100%	3/15/16	21,670	22,215
Cardinal Health Inc.	5.500%	6/15/13	4,245	4,581
CareFusion Corp.	4.125%	8/1/12	4,660	4,823
CareFusion Corp.	5.125%	8/1/14	13,970	15,204
6 Cargill Inc.	6.375%	6/1/12	3,900	4,122
6 Cargill Inc.	5.200%	1/22/13	18,650	19,954
Celgene Corp.	2.450%	10/15/15	14,600	14,339
Church & Dwight Co. Inc.	3.350%	12/15/15	9,760	9,914
Clorox Co.	5.000%	3/1/13	2,750	2,921
6 Coca-Cola Amatil Ltd.	3.250%	11/2/14	6,560	6,782
Coca-Cola Co.	0.750%	11/15/13	19,950	19,817
Coca-Cola Co.	3.625%	3/15/14	19,635	20,921
Coca-Cola Co.	1.500%	11/15/15	38,775	37,690
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	20,400	22,202
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	14,575	16,975
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	4,500	4,869
Colgate-Palmolive Co.	1.250%	5/1/14	6,200	6,191
Covidien International Finance SA	5.450%	10/15/12	6,750	7,184
Covidien International Finance SA	1.875%	6/15/13	29,250	29,748
CR Bard Inc.	2.875%	1/15/16	22,350	22,737
Delhaize Group SA	5.875%	2/1/14	1,925	2,109
Diageo Capital plc	5.200%	1/30/13	6,315	6,772
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	9,400	9,596
Express Scripts Inc.	5.250%	6/15/12	24,950	26,134
Express Scripts Inc.	6.250%	6/15/14	7,505	8,423
Express Scripts Inc.	3.125%	5/15/16	20,350	20,400
General Mills Inc.	5.650%	9/10/12	9,733	10,355

General Mills Inc.	5.250%	8/15/13	15,800	17,228
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	95,400	102,810
HJ Heinz Co.	5.350%	7/15/13	7,175	7,816
Hormel Foods Corp.	6.625%	6/1/11	8,750	8,792
Hospira Inc.	5.900%	6/15/14	6,825	7,553
Kellogg Co.	5.125%	12/3/12	9,770	10,428
Kellogg Co.	4.250%	3/6/13	14,000	14,681
Koninklijke Philips Electronics NV	4.625%	3/11/13	13,925	14,776
Kraft Foods Inc.	5.625%	11/1/11	3,797	3,895
Kraft Foods Inc.	6.000%	2/11/13	27,339	29,590
Kraft Foods Inc.	2.625%	5/8/13	39,934	41,039
Kraft Foods Inc.	5.250%	10/1/13	24,308	26,469
Kraft Foods Inc.	6.750%	2/19/14	21,475	24,364
Kroger Co.	6.750%	4/15/12	13,975	14,778
Kroger Co.	6.200%	6/15/12	3,550	3,759
Kroger Co.	5.000%	4/15/13	31,915	34,193
Kroger Co.	7.500%	1/15/14	13,725	15,682
Life Technologies Corp.	4.400%	3/1/15	14,600	15,435
McKesson Corp.	5.250%	3/1/13	9,750	10,446
McKesson Corp.	6.500%	2/15/14	9,070	10,216
Mead Johnson Nutrition Co.	3.500%	11/1/14	14,000	14,603
Medco Health Solutions Inc.	6.125%	3/15/13	29,200	31,573
Medco Health Solutions Inc.	7.250%	8/15/13	21,105	23,704
Medtronic Inc.	4.500%	3/15/14	9,200	10,001
Medtronic Inc.	3.000%	3/15/15	9,645	9,998
Merck & Co. Inc.	1.875%	6/30/11	33,225	33,315
Novartis Capital Corp.	1.900%	4/24/13	131,480	134,233
Novartis Capital Corp.	4.125%	2/10/14	31,775	34,145
PepsiAmericas Inc.	5.625%	5/31/11	4,715	4,734
PepsiAmericas Inc.	4.375%	2/15/14	14,370	15,557
PepsiCo Inc./NC	4.650%	2/15/13	22,166	23,701
PepsiCo Inc./NC	0.875%	10/25/13	38,260	38,127
PepsiCo Inc./NC	3.750%	3/1/14	26,150	27,961
Pfizer Inc.	4.500%	2/15/14	5,500	5,976
Pfizer Inc.	5.350%	3/15/15	52,000	58,566
Philip Morris International Inc.	4.875%	5/16/13	36,600	39,419
Philip Morris International Inc.	6.875%	3/17/14	18,431	21,249
Procter & Gamble International Funding SCA	1.350%	8/26/11	19,325	19,394
Reynolds American Inc.	7.250%	6/1/13	7,800	8,677
Reynolds American Inc.	7.625%	6/1/16	3,050	3,637
6 Roche Holdings Inc.	5.000%	3/1/14	3,160	3,463
6 SABMiller plc	6.200%	7/1/11	27,465	27,693
Safeway Inc.	6.250%	3/15/14	9,650	10,746
Sanofi-Aventis SA	1.625%	3/28/14	36,470	36,736
St. Jude Medical Inc.	2.200%	9/15/13	48,750	49,667
St. Jude Medical Inc.	3.750%	7/15/14	18,575	19,676
Stryker Corp.	3.000%	1/15/15	13,600	14,111
Sysco Corp.	4.200%	2/12/13	9,255	9,778
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	10,235	10,425
Thermo Fisher Scientific Inc.	2.150%	12/28/12	18,750	19,109
Thermo Fisher Scientific Inc.	5.000%	6/1/15	6,730	7,419
Whirlpool Corp.	5.500%	3/1/13	37,511	39,937
6 WM Wrigley Jr Co.	2.450%	6/28/12	53,660	53,885
3 Wyeth	5.500%	3/15/13	66,330	72,012
Wyeth	5.500%	2/1/14	53,732	59,794

Energy (2.8%)
Anadarko Petroleum Corp.	5.750%	6/15/14	29,998	33,073
Apache Corp.	5.250%	4/15/13	4,900	5,298
BP Capital Markets plc	5.250%	11/7/13	59,258	64,299
BP Capital Markets plc	3.625%	5/8/14	58,390	61,154
BP Capital Markets plc	3.875%	3/10/15	47,307	49,623
BP Capital Markets plc	3.125%	10/1/15	33,450	33,993
BP Capital Markets plc	3.200%	3/11/16	19,550	19,713
Burlington Resources Finance Co.	6.500%	12/1/11	1,865	1,923
Canadian Natural Resources Ltd.	6.700%	7/15/11	9,450	9,570
Canadian Natural Resources Ltd.	5.150%	2/1/13	14,020	14,970
Cenovus Energy Inc.	4.500%	9/15/14	18,650	20,180
Chevron Corp.	3.450%	3/3/12	54,125	55,554
ConocoPhillips	4.400%	5/15/13	13,725	14,687
ConocoPhillips	4.750%	2/1/14	74,298	81,057
ConocoPhillips	4.600%	1/15/15	6,830	7,498
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	9,516	10,363
Devon Energy Corp.	5.625%	1/15/14	6,250	6,943
Devon Financing Corp. ULC	6.875%	9/30/11	21,780	22,335
Ensco plc	3.250%	3/15/16	38,325	38,614
EOG Resources Inc.	2.950%	6/1/15	14,600	14,937
6 GS Caltex Corp.	5.500%	10/15/15	8,300	8,914
Husky Energy Inc.	5.900%	6/15/14	16,115	17,978
6 Marathon Petroleum Corp.	3.500%	3/1/16	17,600	17,848
Noble Holding International Ltd.	3.450%	8/1/15	14,600	15,035
Occidental Petroleum Corp.	2.500%	2/1/16	34,250	34,353
Shell International Finance BV	1.875%	3/25/13	76,900	78,628
Shell International Finance BV	4.000%	3/21/14	138,195	148,312
Shell International Finance BV	3.100%	6/28/15	34,445	35,707
6 Statoil ASA	5.125%	4/30/14	9,750	10,759
Total Capital Canada Ltd.	1.625%	1/28/14	26,600	26,840
Total Capital SA	3.000%	6/24/15	11,325	11,667
Total Capital SA	3.125%	10/2/15	9,750	10,093
Transocean Inc.	5.250%	3/15/13	7,181	7,640
Transocean Inc.	4.950%	11/15/15	39,000	41,718
Valero Energy Corp.	6.875%	4/15/12	21,000	22,176
Valero Energy Corp.	4.750%	6/15/13	17,350	18,497
Valero Energy Corp.	4.500%	2/1/15	14,625	15,565
Weatherford International Ltd./Bermuda	5.150%	3/15/13	3,737	3,966
6 Woodside Finance Ltd.	8.125%	3/1/14	9,375	10,825

Technology (3.1%)
Affiliated Computer Services Inc.	5.200%	6/1/15	9,750	10,593
Agilent Technologies Inc.	4.450%	9/14/12	26,475	27,550
Cisco Systems Inc.	1.625%	3/14/14	99,040	99,558
Cisco Systems Inc.	2.900%	11/17/14	5,000	5,240
Computer Sciences Corp.	5.000%	2/15/13	15,000	15,857
Computer Sciences Corp.	5.500%	3/15/13	35,210	37,588
Dell Inc.	3.375%	6/15/12	11,400	11,738
Dell Inc.	4.700%	4/15/13	23,640	25,191
Dell Inc.	2.100%	4/1/14	46,000	46,693
Dell Inc.	5.625%	4/15/14	27,750	30,853
Dell Inc.	2.300%	9/10/15	9,600	9,540
Dun & Bradstreet Corp.	6.000%	4/1/13	25,050	27,075
Dun & Bradstreet Corp.	2.875%	11/15/15	6,750	6,700
Fiserv Inc.	6.125%	11/20/12	27,818	29,896
Hewlett-Packard Co.	4.500%	3/1/13	95,083	101,233
Hewlett-Packard Co.	1.250%	9/13/13	39,000	39,147

	Hewlett-Packard Co.	6.125%	3/1/14	76,116	85,438
	Hewlett-Packard Co.	2.125%	9/13/15	9,750	9,687
	Hewlett-Packard Co.	2.200%	12/1/15	5,825	5,777
3	HP Enterprise Services LLC	6.000%	8/1/13	83,308	92,286
	IBM International Group Capital LLC	5.050%	10/22/12	47,570	50,579
	International Business Machines Corp.	4.750%	11/29/12	7,195	7,657
	International Business Machines Corp.	2.100%	5/6/13	48,471	49,647
	International Business Machines Corp.	1.000%	8/5/13	130,335	130,284
	International Business Machines Corp.	6.500%	10/15/13	8,800	9,945
	International Business Machines Corp.	2.000%	1/5/16	19,550	19,264
	Intuit Inc.	5.400%	3/15/12	9,200	9,546
	Lexmark International Inc.	5.900%	6/1/13	18,400	19,666
	Microsoft Corp.	2.950%	6/1/14	22,750	23,809
	Motorola Solutions Inc.	8.000%	11/1/11	22,727	23,529
	Oracle Corp.	4.950%	4/15/13	19,338	20,855
	Oracle Corp.	3.750%	7/8/14	35,175	37,688
	Pitney Bowes Inc.	4.875%	8/15/14	4,500	4,819
	Pitney Bowes Inc.	5.000%	3/15/15	21,870	23,411
6	STATS ChipPAC Ltd.	7.500%	8/12/15	1,000	1,083
	Xerox Corp.	6.875%	8/15/11	27,655	28,066
	Xerox Corp.	5.500%	5/15/12	9,088	9,513

	Transportation (1.0%)
	American Airlines Pass Through Trust 2001-
	01	6.817%	5/23/11	7,453	7,464
10	American Airlines Pass Through Trust 2001-
	02	7.858%	10/1/11	15,885	16,242
	Burlington Northern Santa Fe LLC	5.900%	7/1/12	4,800	5,086
	Canadian National Railway Co.	6.375%	10/15/11	4,325	4,435
	Canadian National Railway Co.	4.950%	1/15/14	8,125	8,877
5	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	1/2/18	8,652	9,171
5	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	9/15/17	2,402	2,523
5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	6,546	7,135
5	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	4/1/21	6,987	7,302
	CSX Corp.	6.300%	3/15/12	10,668	11,168
	CSX Corp.	5.750%	3/15/13	10,650	11,518
	CSX Corp.	5.500%	8/1/13	14,120	15,335
	CSX Corp.	6.250%	4/1/15	4,262	4,865
	Delta Air Lines 2001-1 Class A-2 Pass
	Through Trust	7.111%	9/18/11	17,510	17,817
11	Delta Air Lines 2002-1 Class G-2 Pass
	Through Trust	6.417%	7/2/12	9,690	9,993
5	Delta Air Lines 2007-1 Class B Pass
	Through Trust	8.021%	8/10/22	4,050	4,141
5	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	7/2/18	17,567	18,138
6	ERAC USA Finance LLC	5.800%	10/15/12	14,600	15,498
6	ERAC USA Finance LLC	2.750%	7/1/13	21,500	21,936
6	ERAC USA Finance LLC	2.250%	1/10/14	19,400	19,451
6	ERAC USA Finance LLC	5.600%	5/1/15	7,339	8,037
	JB Hunt Transport Services Inc.	3.375%	9/15/15	11,790	11,796
[3,11] JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.685%	12/15/13	9,117	8,769

[3,11] JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.730%	3/15/14	25,765	23,275
[3,11] JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.763%	11/15/16	19,135	16,360
	Ryder System Inc.	6.000%	3/1/13	39,370	42,378
	Ryder System Inc.	5.850%	3/1/14	5,150	5,685
	Ryder System Inc.	3.150%	3/2/15	17,450	17,720
	Ryder System Inc.	3.600%	3/1/16	23,350	23,804
6	Southwest Airlines Co.	10.500%	12/15/11	24,225	25,497
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	2,401	2,599
	Union Pacific Corp.	5.450%	1/31/13	4,580	4,927
					10,979,104
Utilities (5.1%)
	Electric (4.0%)
	Alabama Power Co.	4.850%	12/15/12	6,640	7,069
	Appalachian Power Co.	5.650%	8/15/12	16,820	17,751
	Carolina Power & Light Co.	6.500%	7/15/12	38,537	41,131
	Carolina Power & Light Co.	5.125%	9/15/13	12,286	13,359
	Carolina Power & Light Co.	5.150%	4/1/15	4,900	5,418
	Carolina Power & Light Co.	5.250%	12/15/15	10,480	11,731
	CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	2,950	3,196
	CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	16,460	18,911
	Cleveland Electric Illuminating Co.	5.650%	12/15/13	2,925	3,188
3	CMS Energy Corp.	1.228%	1/15/13	10,000	9,900
	CMS Energy Corp.	4.250%	9/30/15	29,555	30,331
	Columbus Southern Power Co.	5.500%	3/1/13	9,775	10,506
	Commonwealth Edison Co.	5.400%	12/15/11	14,049	14,466
	Commonwealth Edison Co.	6.150%	3/15/12	11,200	11,730
	Commonwealth Edison Co.	4.700%	4/15/15	2,807	3,042
	Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	5,000	5,304
	Consumers Energy Co.	5.000%	2/15/12	4,300	4,434
	Consumers Energy Co.	5.375%	4/15/13	33,610	36,264
	Dominion Resources Inc./VA	5.700%	9/17/12	12,107	12,891
	Dominion Resources Inc./VA	5.000%	3/15/13	3,800	4,071
[3,5] Dominion Resources Inc./VA		6.300%	9/30/66	9,025	8,957
	DPL Inc.	6.875%	9/1/11	44,692	45,612
	DTE Energy Co.	7.625%	5/15/14	4,900	5,658
	Duke Energy Carolinas LLC	5.300%	10/1/15	4,900	5,514
	Duke Energy Ohio Inc.	2.100%	6/15/13	23,100	23,607
6	EDP Finance BV	5.375%	11/2/12	60,896	62,030
6	Enel Finance International NV	5.700%	1/15/13	4,800	5,105
6	Enel Finance International NV	3.875%	10/7/14	24,475	25,522
	Entergy Arkansas Inc.	5.400%	8/1/13	42,280	45,834
	Exelon Generation Co. LLC	5.350%	1/15/14	19,500	21,101
	FirstEnergy Corp.	6.450%	11/15/11	345	354
	Florida Power Corp.	6.650%	7/15/11	3,400	3,435
	Florida Power Corp.	4.800%	3/1/13	14,480	15,370
[5,6] FPL Energy Marcus Hook LP		7.590%	7/10/18	18,354	18,453
3	Georgia Power Co.	0.629%	3/15/13	31,000	30,897
	Georgia Power Co.	6.000%	11/1/13	8,105	8,996
	Georgia Power Co.	3.000%	4/15/16	24,425	24,840
	Great Plains Energy Inc.	2.750%	8/15/13	11,700	11,950
6	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	24,222	24,806
6	International Transmission Co.	4.450%	7/15/13	8,800	9,269
6	Kentucky Utilities Co.	1.625%	11/1/15	14,650	14,185
	MidAmerican Energy Co.	5.650%	7/15/12	39,025	41,267

	Midamerican Energy Holdings Co.	3.150%	7/15/12	36,805	37,808
	Midamerican Energy Holdings Co.	5.000%	2/15/14	3,000	3,250
6	Monongahela Power Co.	7.950%	12/15/13	6,720	7,673
	National Rural Utilities Cooperative Finance
	Corp.	7.250%	3/1/12	24,300	25,617
	National Rural Utilities Cooperative Finance
	Corp.	2.625%	9/16/12	26,340	26,997
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	69,773	76,197
	National Rural Utilities Cooperative Finance
	Corp.	1.125%	11/1/13	13,300	13,273
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	4,900	5,329
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	20,390	19,983
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	10,244	10,460
	Nevada Power Co.	8.250%	6/1/11	5,525	5,557
	Nevada Power Co.	6.500%	4/15/12	8,150	8,579
	Nevada Power Co.	5.875%	1/15/15	6,650	7,442
3	NextEra Energy Capital Holdings Inc.	1.189%	6/17/11	23,250	23,275
3	NextEra Energy Capital Holdings Inc.	0.712%	11/9/12	25,750	25,817
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	24,660	24,290
[3,5] NextEra Energy Capital Holdings Inc.		6.350%	10/1/66	8,820	8,732
6	Niagara Mohawk Power Corp.	3.553%	10/1/14	4,830	5,037
	Northeast Utilities	7.250%	4/1/12	16,260	17,174
	Northeast Utilities	5.650%	6/1/13	23,225	25,064
	Northern States Power Co./MN	8.000%	8/28/12	20,550	22,428
	Northern States Power Co./MN	1.950%	8/15/15	24,075	23,749
	NSTAR Electric Co.	4.875%	10/15/12	5,430	5,741
	Pacific Gas & Electric Co.	6.250%	12/1/13	16,681	18,506
	Pacific Gas & Electric Co.	4.800%	3/1/14	17,436	18,937
	Peco Energy Co.	5.950%	11/1/11	8,500	8,711
	Peco Energy Co.	5.600%	10/15/13	7,300	8,048
	Peco Energy Co.	5.000%	10/1/14	4,855	5,351
	PG&E Corp.	5.750%	4/1/14	42,548	46,770
[3,5] PPL Capital Funding Inc.		6.700%	3/30/67	20,650	20,521
	PPL Electric Utilities Corp.	7.125%	11/30/13	20,260	23,176
	PPL Energy Supply LLC	5.400%	8/15/14	8,725	9,474
	Progress Energy Inc.	6.850%	4/15/12	31,660	33,472
	PSEG Power LLC	2.500%	4/15/13	16,525	16,861
	Public Service Co. of Colorado	7.875%	10/1/12	6,741	7,383
	Public Service Electric & Gas Co.	5.125%	9/1/12	6,215	6,562
	Public Service Electric & Gas Co.	5.000%	8/15/14	9,500	10,446
	Public Service Electric & Gas Co.	2.700%	5/1/15	21,500	21,766
	Sierra Pacific Power Co.	5.450%	9/1/13	9,280	10,099
	Southern California Edison Co.	5.000%	1/15/14	3,300	3,609
	Southern California Edison Co.	5.750%	3/15/14	12,925	14,441
3	Southern Co.	0.674%	10/21/11	31,800	31,860
	Southern Co.	5.300%	1/15/12	11,931	12,308
	Southern Co.	4.150%	5/15/14	4,650	4,956
6	Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	53,650	55,468
	Virginia Electric and Power Co.	4.750%	3/1/13	31,625	33,700

	Natural Gas (1.1%)
	Enbridge Energy Partners LP	5.875%	12/15/16	6,281	7,092
[3,5] Enbridge Energy Partners LP		8.050%	10/1/37	4,615	5,007
	Energy Transfer Partners LP	5.650%	8/1/12	12,660	13,299

	Energy Transfer Partners LP	6.000%	7/1/13	18,540	20,169
	Enterprise Products Operating LLC	6.375%	2/1/13	7,300	7,906
	Enterprise Products Operating LLC	5.650%	4/1/13	26,970	29,085
	Enterprise Products Operating LLC	5.900%	4/15/13	36,800	39,950
	Enterprise Products Operating LLC	9.750%	1/31/14	21,045	25,326
	Enterprise Products Operating LLC	3.200%	2/1/16	9,775	9,868
[3,5] Enterprise Products Operating LLC		8.375%	8/1/66	20,700	22,655
6	Gulf South Pipeline Co. LP	5.750%	8/15/12	23,400	24,608
	Magellan Midstream Partners LP	6.450%	6/1/14	3,650	4,126
6	NGPL PipeCo LLC	6.514%	12/15/12	19,335	20,407
	ONEOK Partners LP	5.900%	4/1/12	15,090	15,779
	ONEOK Partners LP	3.250%	2/1/16	50,960	51,263
	Plains All American Pipeline LP / PAA
	Finance Corp.	4.250%	9/1/12	14,465	15,034
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.950%	9/15/15	6,619	6,899
6	Rockies Express Pipeline LLC	6.250%	7/15/13	10,475	11,368
6	Rockies Express Pipeline LLC	3.900%	4/15/15	12,775	13,012
	TransCanada PipeLines Ltd.	4.000%	6/15/13	4,900	5,188
	TransCanada PipeLines Ltd.	3.400%	6/1/15	18,000	18,686
[3,5] TransCanada PipeLines Ltd.		6.350%	5/15/67	7,500	7,615
	Williams Partners LP	3.800%	2/15/15	32,508	34,057

					1,977,751
Total Corporate Bonds (Cost $24,612,901)					25,182,281
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
6	Abu Dhabi Government International Bond	5.500%	4/8/14	4,740	5,186
6	Abu Dhabi National Energy Co.	5.620%	10/25/12	4,000	4,173
6	Abu Dhabi National Energy Co.	4.750%	9/15/14	7,000	7,316
6	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	5.670%	3/5/14	10,075	10,747
6	Banco do Brasil SA/Cayman	4.500%	1/22/15	4,000	4,178
6	Banco do Nordeste do Brasil SA	3.625%	11/9/15	2,000	1,949
	Brazilian Government International Bond	7.875%	3/7/15	14,700	17,677
6	Centrais Eletricas Brasileiras SA	7.750%	11/30/15	3,000	3,493
6	Central American Bank for Economic
	Integration	5.375%	9/24/14	7,000	7,593
6	CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	5,000	4,998
	Corp Andina de Fomento	3.750%	1/15/16	7,300	7,238
	Eksportfinans ASA	2.000%	9/15/15	2,500	2,477
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	2,575	2,531
	European Investment Bank	4.250%	7/15/13	8,750	9,397
	European Investment Bank	2.875%	1/15/15	19,500	20,366
	European Investment Bank	2.750%	3/23/15	8,750	9,083
	European Investment Bank	2.500%	5/16/16	5,000	5,066
	Export-Import Bank of Korea	5.500%	10/17/12	17,800	18,736
6	Gazprom OAO Via Gaz Capital SA	6.212%	11/22/16	2,425	2,629
6,12 Hana Bank		6.500%	4/9/12	4,580	4,794
	Hungary Government International Bond	4.750%	2/3/15	3,150	3,221
6	Industrial Bank of Korea	7.125%	4/23/14	6,700	7,578
6	Israel Electric Corp. Ltd.	7.250%	1/15/19	5,500	5,922
	Israel Government International Bond	5.125%	3/1/14	2,000	2,149
13	Japan Finance Corp.	1.875%	9/24/15	4,500	4,440
	Korea Development Bank	5.300%	1/17/13	18,675	19,736
6	Korea Gas Corp.	6.000%	7/15/14	4,500	4,951
14	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	8,750	9,138

14	Kreditanstalt fuer Wiederaufbau	1.375%	7/15/13	4,400	4,452
14	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	28,250	29,469
14	Landwirtschaftliche Rentenbank	3.125%	7/15/15	7,000	7,295
6	MDC-GMTN B.V.	5.750%	5/6/14	11,300	12,334
6	MDC-GMTN B.V.	3.750%	4/20/16	6,000	5,980
	Mexico Government International Bond	5.875%	2/17/14	4,800	5,290
	Mexico Government International Bond	6.625%	3/3/15	4,800	5,513
	Mexico Government International Bond	5.125%	1/15/20	5,000	5,283
6	National Agricultural Cooperative
	Federation	5.000%	9/30/14	10,000	10,638
	Nordic Investment Bank	2.500%	7/15/15	18,000	18,403
	Panama Government International Bond	7.250%	3/15/15	3,900	4,529
	Peruvian Government International Bond	9.125%	2/21/12	2,900	3,081
	Peruvian Government International Bond	9.875%	2/6/15	10,000	12,200
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	5,587	6,448
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	1,600	1,837
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	5,000	5,058
	Petroleos Mexicanos	4.875%	3/15/15	8,800	9,404
5,6	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	2,755	2,787
6	Petronas Capital Ltd.	7.000%	5/22/12	20,700	21,901
[5,6,11] PF Export Receivables Master Trust		3.748%	6/1/13	3,202	3,202
5,6	PF Export Receivables Master Trust	6.436%	6/1/15	7,600	8,059
	Poland Government International Bond	6.250%	7/3/12	5,000	5,300
	Poland Government International Bond	3.875%	7/16/15	6,800	6,927
	Province of Ontario	3.500%	7/15/13	8,750	9,219
	Province of Ontario	2.950%	2/5/15	8,750	9,106
	Province of Ontario	1.875%	9/15/15	6,400	6,348
6	Qatar Government International Bond	5.150%	4/9/14	3,200	3,472
6	Qatar Government International Bond	4.000%	1/20/15	8,000	8,348
5,6	Qatar Petroleum	5.579%	5/30/11	2,613	2,620
6,15 Qatari Diar Finance QSC		3.500%	7/21/15	4,600	4,685
6	Qtel International Finance Ltd.	6.500%	6/10/14	4,500	4,974
6	Qtel International Finance Ltd.	3.375%	10/14/16	4,325	4,235
5,6	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	8,931	9,445
6	Ras Laffan Liquefied Natural Gas Co. Ltd.
	III	5.500%	9/30/14	6,675	7,241
	Republic of Italy	2.125%	10/5/12	6,850	6,937
	Republic of Italy	4.375%	6/15/13	3,000	3,173
	Republic of Korea	4.250%	6/1/13	4,675	4,905
	South Africa Government International
	Bond	6.500%	6/2/14	3,900	4,348
6	TDIC Finance Ltd.	6.500%	7/2/14	7,275	8,066
6	Transnet Ltd.	4.500%	2/10/16	4,400	4,473
Total Sovereign Bonds (Cost $488,775)					503,747
Taxable Municipal Bonds (0.4%)
	California Educational Facilities Authority
	Revenue (Stanford University)	3.625%	5/1/14	4,000	4,258
	California GO	5.250%	4/1/14	4,850	5,150
3	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	0.999%	10/15/12	47,450	47,126
	Illinois GO	2.766%	1/1/12	24,000	24,183
	Illinois GO	4.071%	1/1/14	15,000	15,417
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes
	Medical Institute)	3.450%	9/1/14	6,200	6,574

Louisiana Local Government Environmental
Facility & Community Development
Authority Revenue	3.220%	2/1/21	29,250	28,842
Louisiana Local Government Environmental
Facility & Community Development
Authority Revenue	3.450%	2/1/22	13,800	13,522
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	3,400	3,445
North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)	4.200%	4/1/14	7,200	7,704
Total Taxable Municipal Bonds (Cost $155,241)				156,221
Tax-Exempt Municipal Bonds (0.1%)
Calhoun County TX Navigation Industrial
Development Authority Port Revenue (BP
PLC) VRDO	0.300%	1/1/24	10,000	10,000
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.250%	2/1/37	15,700	15,700

Total Tax-Exempt Municipal Bonds (Cost $25,700)				25,700
			Shares
Convertible Preferred Stock (0.0%)
Financials (0.0%)
7 Lehman Brothers Holdings Inc. Pfd.	7.250%		29,160	15

Total Convertible Preferred Stocks (Cost $29,160)				15
Preferred Stocks (0.1%)
Southern California Edison Co. Pfd.	5.870%		482,148	48,386
Aspen Insurance Holdings Ltd. Pfd.	7.401%		262,600	6,523
General Electric Capital Corp. Pfd.	6.450%		180,000	4,570
Federal National Mortgage Assn. Pfd.	4.500%		934,000	1,588
Total Preferred Stocks (Cost $81,919)				61,067
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
[16] Vanguard Market Liquidity Fund (Cost
$1,006,971)	0.179%		1,006,971,651	1,006,972

Total Investments (100.4%) (Cost $38,444,104)				39,064,962
Other Assets and Liabilities-Net (-0.4%)				(169,387)
Net Assets (100%)				38,895,575

1 Securities with a value of $47,938,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $4,247,000 have been segregated as collateral for open swap contracts.
3 Adjustable-rate security.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $6,332,980,000, representing 16.3% of net assets.
7 Non-income-producing security--security in default.
8 Non-income-producing security--issuer has suspended all payments until February 1, 2012.
9 Non-income producing security--issuer has suspended all payments until May 1, 2012.
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

11 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
12 Guaranteed by the Republic of Korea.
13 Guaranteed by the Government of Japan.
14 Guaranteed by the Federal Republic of Germany.
15 Guaranteed by the State of Qatar.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2011	18,657	4,088,215	16,674
Ultra Long U.S. Treasury Bond	June 2011	160	20,140	780
30-Year U.S. Treasury Note	June 2011	(107)	(13,094)	(402)
10-Year U.S. Treasury Note	June 2011	(14,848)	(1,798,696)	(25,278)
5-Year U.S. Treasury Note	June 2011	(26,421)	(3,130,063)	(41,287)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund has also entered into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At April 30, 2011 the fund had the following open swap contracts:

Credit Default Swaps
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received (Paid	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Bank of America
Corporation/A2	3/20/15	DBAG	10,660	246	1.000	209
Bank of America
Corporation/A2	9/20/15	RBS	7,700	248	1.000	183
Bank of America
Corporation/A2	12/20/15	DBAG	17,110	856	1.000	660
Banco Bilbao Vizcaya
Argententaria SA/Aa2	9/20/15	BARC	27,300	1,144	1.000	74
Burlington Northern/A3	6/20/12	DBAG	18,400	—	0.400	69
Johnson &
Johnson/Aaa	9/20/12	USBSAG	7,340	—	0.080	---
Johnson &
Johnson/Aaa	9/20/12	GSCM	18,345	—	0.070	(1)
Credit Protection Purchased
AT&T	6/20/13	GSCM	12,700	—	(1.040)	(186)
Bank of America
Corporation	9/20/11	JPMC	8,000	(13)	(1.000)	(26)
Bank of America
Corporation	12/20/13	DBAG	25,910	(568)	(1.000)	(716)
Bank of America
Corporation	12/20/14	DBAG	13,300	(167)	(1.000)	(143)
Bank of America
Corporation	12/20/14	BARC	13,300	(155)	(1.000)	(134)
Bank of America
Corporation	12/20/14	BARC	9,700	(95)	(1.000)	(85)
Barclays Bank	6/20/11	RBS	10,000	66	(1.000)	3
Barclays Bank	9/20/11	BOANA	2,000	(2)	(1.000)	(3)
Brazil (Federative
Republic)	12/20/15	BOANA	3,500	(43)	(1.000)	(35)
Citigroup Inc.	6/20/14	BOANA	34,200	(1,462)	(5.000)	(5,398)
Danske Bank	12/20/15	BOANA	6,000	(43)	(1.000)	(17)
Danske Bank	12/20/15	BARC	6,000	(37)	(1.000)	(12)
Goldman Sachs & Co.	9/20/11	DBAG	20,000	(161)	(1.000)	(102)
Goldman Sachs & Co.	9/20/11	JPMC	10,000	(32)	(1.000)	(38)
Intesa SanPaolo Spa	6/20/15	BOANA	8,900	(457)	(1.000)	(102)
J.P. Morgan Securities	9/20/11	GSCM	10,000	54	(1.000)	(13)
Mexico (United States)	12/20/15	BOANA	3,500	(53)	(1.000)	(54)
Morgan Stanley	9/20/15	BARC	11,000	(606)	(1.000)	(380)

Wells Fargo	9/20/11	BOANA	14,000	52	(1.000)	(29)
Wells Fargo	12/20/11	DBAG	10,000	54	(1.000)	(25)
Wells Fargo	3/20/12	GSCM	18,000	154	(1.000)	5
Wells Fargo	3/20/15	GSCM	10,660	(90)	(1.000)	(237)
						(6,533)
1 BARC—Barclays Bank plc.
BOANA—Bank of America NA.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank NA.
RBS—The Royal Bank of Scotland
plc.
UBSAG—UBS AG.

Interest Rate Swaps
Termination	Counterparty[1]	Notional	Fixed Interest	Floating Interest	Unrealized
Date		Amount	Rate Received	Rate Received	Appreciation
		($000)	(Paid) (%)	(Paid)	(Depreciation)
				(%)	($000)
5/16/11	BOANA	3,400	0.943	(0.216) [2]	1
7/15/11	GSCM	3,380	1.086	(0.219) [2]	6
7/15/11	BOANA	10,355	1.093	(0.219) [2]	18
8/15/11	GSCM	3,400	1.091	(0.219) [2]	8
8/15/11	BOANA	13,850	0.833	(0.219) [2]	23
8/15/11	WFC	17,100	0.740	(0.219) [2]	24
9/15/11	BOANA	26,100	0.840	(0.219) [2]	57
10/6/11	WFC	21,285	1.719	(0.240) [2]	133
10/6/11	BARC	14,260	1.723	(0.240) [2]	89
10/21/11	WFC	31,800	1.343	(0.274) [3]	154
11/15/11	WFC	14,250	0.607	(0.219) [2]	27
12/6/11	WFC	29,283	2.018	(0.310) [3]	293
1/15/12	WFC	10,200	1.383	(0.219) [2]	78
1/15/12	WFC	11,520	1.226	(0.219) [2]	76
1/15/12	WFC	4,180	1.148	(0.219) [2]	25
1/15/12	WFC	700	1.075	(0.219) [2]	4
1/15/12	WFC	380	1.050	(0.219) [2]	2
1/15/12	WFC	10,400	1.058	(0.219) [2]	56

2/6/12	WFC	61,196	1.485	(0.240) [2]	552
2/15/12	GSCM	2,410	0.688	(0.219) [2]	7
3/6/12	GSCM	55,124	1.501	(0.240) [2]	555
4/15/12	GSCM	8,940	1.543	(0.219) [2]	103
4/15/12	WFC	11,270	1.543	(0.219) [2]	130
4/20/12	JPMC	45,000	1.175	(0.274) [3]	346
5/15/12	BOANA	2,075	1.349	(0.219) [2]	22
5/15/12	WFC	28,000	1.259	(0.219) [2]	265
6/15/12	BARC	21,335	1.655	(0.219) [2]	307
6/15/12	JPMC	2,770	1.346	(0.219) [2]	30
7/15/12	BARC	36,250	1.683	(0.219) [2]	561
7/15/12	WFC	3,425	1.450	(0.219) [2]	44
7/15/12	WFC	3,650	1.590	(0.219) [2]	52
7/15/12	WFC	8,970	1.450	(0.219) [2]	114
7/15/12	JPMC	26,620	1.370	(0.219) [2]	313
9/6/12	GSCM	11,516	2.073	(0.240) [2]	252
9/6/12	BOANA	66,506	2.065	(0.240) [2]	1,449
9/6/12	WFC	19,700	0.553	(0.240) [2]	32
9/15/12	GSCM	62,700	1.860	(0.219) [2]	1,207
10/15/12	BOANA	23,900	1.746	(0.219) [2]	439
11/9/12	WFC	25,750	1.855	(0.312) [3]	507
11/15/12	WFC	9,510	1.811	(0.219) [2]	189
11/15/12	WFC	9,200	0.933	(0.219) [2]	60
12/6/12	BARC	48,050	2.325	(0.310) [3]	1,323
12/6/12	BARC	7,800	1.930	(0.310) [3]	166
12/15/12	BOANA	11,000	2.208	(0.310) [3]	284
12/15/12	WFC	42,980	1.822	(0.219) [2]	883
12/15/12	WFC	17,280	1.763	(0.219) [2]	338
12/15/12	WFC	88,458	1.715	(0.219) [2]	1,664
12/15/12	GSCM	54,000	1.595	(0.310) [3]	864
12/17/12	WFC	26,400	2.258	(0.309) [3]	706
12/17/12	WFC	21,050	1.990	(0.309) [3]	473

12/17/12	BARC	7,900	2.378	(0.216) [2]	234
1/15/13	WFC	116,600	1.724	(0.219) [2]	2,257
1/15/13	WFC	96,840	1.770	(0.278) [3]	1,861
1/15/13	JPMC	10,000	1.634	(0.278) [3]	169
1/15/13	WFC	3,120	1.004	(0.219) [2]	22
1/25/13	WFC	8,525	0.816	(0.274) [3]	25
2/15/13	WFC	27,500	1.705	(0.219) [2]	530
2/15/13	WFC	1,730	1.890	(0.219) [2]	39
2/15/13	WFC	24,210	1.725	(0.219) [2]	475
2/15/13	WFC	750	0.801	(0.219) [2]	2
2/15/13	WFC	3,450	0.910	(0.219) [2]	28
2/20/13	WFC	18,200	1.926	(0.213) [2]	423
2/20/13	WFC	14,525	0.799	(0.213) [2]	46
3/15/13	JPMC	31,150	1.745	(0.219) [2]	632
3/15/13	WFC	31,000	1.708	(0.310) [3]	574
3/15/13	JPMC	30,573	1.723	(0.219) [2]	608
4/5/13	GSCM	50,535	1.767	(0.243) [2]	1,051
4/29/13	BOANA	88,900	0.800	0.000 [3]	64
7/15/13	BARC	10,000	2.528	(0.219) [2]	374
7/15/13	BOANA	54,488	2.188	(0.219) [2]	1,632
7/15/13	WFC	9,800	1.187	(0.219) [2]	80
9/15/13	GSCM	26,945	1.254	(0.219) [2]	223
9/15/13	WFC	6,466	0.698	(0.219) [2]	(31)
10/15/13	WFC	10,340	1.023	(0.219) [2]	21
12/1/13	GSCM	40,865	2.584	(0.311) [3]	1,582
12/1/13	WFC	124,223	2.582	(0.311) [3]	4,802
12/1/13	GSCM	128,237	2.584	(0.311) [3]	4,965
12/14/13	UBSAG	13,880	0.739	(0.221) [2]	(4)
1/15/14	WFC	14,650	0.870	(0.278) [3]	(98)
1/15/14	WFC	95,650	1.331	(0.270) [3]	535
2/14/14	WFC	52,200	1.022	(0.221) [2]	(125)
2/15/14	WFC	93,500	1.400	(0.219) [2]	724

3/6/14	GSCM	128,659	2.448	(0.240) [2]	4,732
3/15/14	WFC	14,000	2.662	(0.219) [2]	597
3/15/14	WFC	7,500	2.206	(0.219) [2]	223
4/15/14	WFC	26,200	2.205	(0.219) [2]	773
4/15/14	WFC	18,280	0.680	(0.278) [3]	(117)
5/15/14	GSCM	2,675	2.303	(0.219) [2]	86
5/15/14	GSCM	6,100	1.528	(0.219) [2]	54
5/16/14	WFC	20,640	1.083	(0.314) [3]	(123)
6/15/14	WFC	10,400	2.338	(0.219) [2]	338
6/15/14	WFC	105	2.577	(0.219) [2]	4
7/15/14	WFC	13,720	2.305	(0.219) [2]	427
8/15/14	WFC	52,140	2.681	(0.219) [2]	2,224
8/15/14	JPMC	33,870	1.501	(0.219) [2]	159
8/15/14	GSCM	17,310	1.350	(0.219) [2]	(3)
10/14/14	WFC	92,000	1.861	(0.285) [3]	1,179
10/15/14	WFC	15,475	1.130	(0.219) [2]	(161)
2/15/15	BOANA	6,620	1.799	(0.219) [2]	47
2/15/15	WFC	10,530	1.634	(0.219) [2]	11
2/15/15	UBSAG	27,100	1.830	(0.219) [2]	225
2/15/15	GSCM	13,800	1.755	(0.219) [2]	77
2/17/15	GSCM	151,090	2.555	(0.314) [3]	5,094
3/24/15	GSCM	4,380	2.910	(0.213) [2]	210
8/15/15	GSCM	133,092	1.588	(0.219) [2]	(1,309)
9/15/15	UBSAG	181,400	1.630	(0.219) [2]	(1,737)
10/15/15	JPMC	4,000	2.211	(0.219) [2]	55
10/15/15	UBSAG	1,500	2.163	(0.219) [2]	18
10/21/15	WFC	97,950	1.485	(0.274) [3]	(1,896)
5/19/16	WFC	67,100	1.454	(0.319) [3]	254
6/1/16	WFC	14,500	2.910	(0.311) [3]	513
8/15/16	BOANA	5,320	3.226	(0.219) [2]	270
8/15/16	BARC	14,780	1.919	(0.219) [2]	(224)
8/15/16	GSCM	10,000	1.903	(0.219) [2]	(160)

8/15/16	GSCM	6,760	1.844	(0.219) [2]	(128)
10/25/16	WFC	61,500	1.714	(0.274) [3]	(1,960)
12/15/16	WFC	16,300	3.370	(0.310) [3]	865
12/15/16	WFC	13,800	3.330	(0.310) [3]	703
12/15/16	GSCM	25,000	3.331	(0.278) [3]	1,275
12/15/16	JPMC	18,575	3.258	(0.278) [3]	876
12/15/16	WFC	11,050	3.260	(0.278) [3]	522
12/15/16	JPMC	9,620	2.507	(0.278) [3]	68
12/15/16	GSCM	380	2.392	(0.278) [3]	-
1/15/17	BARC	2,570	2.971	(0.219) [2]	84
1/15/17	GSCM	5,520	2.008	(0.219) [2]	(108)
1/15/17	BOANA	19,600	1.954	(0.219) [2]	(440)
2/15/17	GSCM	45,000	3.433	(0.219) [2]	2,561
2/15/17	BARC	3,380	3.180	(0.219) [2]	146
2/15/17	WFC	85,000	3.373	(0.219) [2]	4,561
2/15/17	WFC	2,920	2.407	(0.219) [2]	2
2/15/17	WFC	28,600	2.407	(0.219) [2]	21
2/15/17	BARC	3,530	2.287	(0.219) [2]	(21)
2/15/17	BOANA	121,225	1.875	(0.219) [2]	(3,452)
6/15/17	GSCM	9,860	3.492	(0.219) [2]	565
6/15/17	BARC	4,960	3.473	(0.219) [2]	278
6/15/17	GSCM	21,550	3.403	(0.219) [2]	1,124
6/15/17	BOANA	25,000	3.313	(0.219) [2]	1,172
9/15/17	GSCM	58,750	3.520	(0.219) [2]	3,306
9/15/17	BARC	54,900	3.363	(0.219) [2]	2,573
9/15/17	GSCM	46,475	2.533	(0.219) [2]	(126)
9/15/17	WFC	6,670	2.345	(0.219) [2]	(93)
1/25/18	GSCM	72,687	2.543	(0.274) [3]	919
1/25/19	GSCM	52,100	2.782	(0.274) [3]	1,148
4/25/19	WFC	51,900	2.053	(0.273) [3]	(608)
4/25/19	WFC	37,100	2.756	(0.274) [3]	589
4/25/20	JPMC	88,000	3.024	(0.274) [3]	(1,311)

4/25/20	GSCM	37,800	2.794	(0.274) [3]	475
4/25/20	GSCM	65,750	2.833	(0.274) [3]	562
6/25/21	GSCM	15,150	3.143	(0.308) [3]	150
10/25/21	WFC	36,300	3.328	(0.274) [3]	460
11/25/22	WFC	58,815	2.477	(0.312) [3]	158
11/25/22	BARC	70,400	2.758	(0.276) [3]	(317)
7/25/23	BARC	66,950	3.483	(0.274) [3]	1,094
					68,564

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
UBSAG—UBS AG.
WFC—Wells Fargo Bank N.A.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At April 30, 2011, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,099,141	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	8,029,818	—
Corporate Bonds	—	25,181,711	570
Sovereign Bonds	—	503,747	—
Taxable Municipal Bonds	—	156,221	—
Tax-Exempt Municipal Bonds	—	25,700	—
Convertible Preferred Stocks	15	—	—
Preferred Stocks	61,067	—	—
Temporary Cash Investments	1,006,972	—	—
Futures Contracts—Assets[1]	587	—	—
Futures Contracts—Liabilities[1]	(5,983)	—	—
Swap Contracts—Assets	—	84,319	—
Swap Contracts—Liabilities	—	(22,288)	—
Total	1,062,658	38,058,369	570
1 Represents variation margin on the last day of the reporting period.

There were no changes in investments valued based on Level 3 inputs during the three months ended April 30, 2011.

E. At April 30, 2011, the cost of investment securities for tax purposes was $38,484,419,000. Net unrealized appreciation of investment securities for tax purposes was $580,543,000, consisting of unrealized gains of $892,139,000 on securities that had risen in value since their purchase and $311,596,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of April 30, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (109.1%)
U.S. Government Securities (94.2%)
United States Treasury Bill	0.050%	5/5/11	385,000	385,000
United States Treasury Bill	0.025%	5/12/11	220,000	220,000
United States Treasury Note/Bond	1.125%	1/15/12	100,000	100,656
United States Treasury Note/Bond	4.500%	3/31/12	120,000	124,631
United States Treasury Note/Bond	1.000%	4/30/12	200,000	201,438
United States Treasury Note/Bond	1.375%	5/15/12	60,000	60,675
United States Treasury Note/Bond	0.750%	5/31/12	165,000	165,799
United States Treasury Note/Bond	0.625%	6/30/12	240,000	240,900
United States Treasury Note/Bond	0.625%	7/31/12	115,000	115,431
United States Treasury Note/Bond	1.750%	8/15/12	75,000	76,371
United States Treasury Note/Bond	0.375%	9/30/12	385,000	385,000
United States Treasury Note/Bond	1.375%	10/15/12	55,000	55,782
United States Treasury Note/Bond	1.375%	11/15/12	312,000	316,533
United States Treasury Note/Bond	0.500%	11/30/12	20,000	20,019
United States Treasury Note/Bond	1.125%	12/15/12	191,000	193,059
United States Treasury Note/Bond	0.625%	12/31/12	250,000	250,585
United States Treasury Note/Bond	1.375%	1/15/13	242,000	245,630
United States Treasury Note/Bond	0.625%	2/28/13	290,000	290,409
United States Treasury Note/Bond	1.375%	5/15/13	95,000	96,425
United States Treasury Note/Bond	0.500%	11/15/13	110,000	109,123
United States Treasury Note/Bond	1.250%	2/15/14	200,000	201,750
United States Treasury Note/Bond	1.875%	2/28/14	84,000	86,192
United States Treasury Note/Bond	1.250%	3/15/14	140,000	141,116
United States Treasury Note/Bond	1.750%	3/31/14	20,000	20,438
United States Treasury Note/Bond	1.250%	4/15/14	130,000	130,954
United States Treasury Note/Bond	1.875%	4/30/14	100,000	102,516
United States Treasury Note/Bond	2.250%	5/31/14	30,000	31,078
United States Treasury Note/Bond	2.625%	6/30/14	30,000	31,420
United States Treasury Note/Bond	4.250%	8/15/14	105,000	115,566
United States Treasury Note/Bond	2.375%	8/31/14	280,000	290,850
United States Treasury Note/Bond	2.375%	9/30/14	125,000	129,824
United States Treasury Note/Bond	2.375%	10/31/14	70,000	72,658
United States Treasury Note/Bond	2.125%	11/30/14	16,000	16,457
United States Treasury Note/Bond	2.625%	12/31/14	5,000	5,229
1 United States Treasury Note/Bond	2.250%	1/31/15	190,000	195,968
United States Treasury Note/Bond	2.375%	2/28/15	150,000	155,320
United States Treasury Note/Bond	1.750%	7/31/15	220,000	221,065
United States Treasury Note/Bond	1.250%	10/31/15	40,000	39,125
United States Treasury Note/Bond	1.375%	11/30/15	92,000	90,304
United States Treasury Note/Bond	2.125%	12/31/15	90,000	91,195
United States Treasury Note/Bond	2.000%	1/31/16	5,000	5,030
United States Treasury Note/Bond	2.250%	3/31/16	85,000	86,261
United States Treasury Note/Bond	2.000%	4/30/16	80,000	80,113
				5,993,895
Conventional Mortgage-Backed Securities (14.9%)
[2,3] Fannie Mae Pool	4.000%	1/1/41	50,250	50,068
[2,3] Fannie Mae Pool	4.500%	5/1/41	77,250	79,471
[2,3] Fannie Mae Pool	5.000%	5/1/41	176,500	186,262

[2,3] Fannie Mae Pool		5.500%	5/1/41	264,250	284,399
[2,3] Fannie Mae Pool		6.000%	4/1/41–5/1/41	101,000	110,437
[2,3] Fannie Mae Pool		7.000%	11/1/15–3/1/16	608	662
[2,3] Freddie Mac Gold Pool		5.500%	4/1/16–5/1/16	267	290
[2,3] Freddie Mac Gold Pool		7.000%	9/1/15–1/1/16	169	184
3	Ginnie Mae I Pool	4.000%	5/1/41	32,500	32,927
3	Ginnie Mae I Pool	4.500%	4/1/41–5/1/41	98,750	103,256
3	Ginnie Mae I Pool	5.000%	5/1/41	95,250	102,007
					949,963
Total U.S. Government and Agency Obligations (Cost $6,905,758)					6,943,858
Temporary Cash Investments (4.5%)
Repurchase Agreements (4.5%)
	Barclays Capital Inc.
	(Dated 4/29/11, Repurchase Value
	$50,000,000, collateralized by U.S.
	Treasury Bill, 0.000%,6/2/11)	0.030%	5/2/11	50,000	50,000
	BNP Paribas Securities Corp.
	(Dated 4/29/11, Repurchase Value
	$100,000,000, collateralized by U.S.
	Treasury Note/Bond, 2.625%, 11/15/20)	0.030%	5/2/11	100,000	100,000
	Deutsche Bank Securities, Inc.
	(Dated 4/29/11, Repurchase Value
	$50,000,000 collateralized by Federal
	Home Loan Bank,0.000% , 7/29/11)	0.030%	5/2/11	50,000	50,000
	RBS Securities, Inc.
	(Dated 4/29/11, Repurchase Value
	$83,546,000, collateralized by U.S.
	Treasury Note/Bond, 6.750%, 8/15/26)	0.030%	5/2/11	83,546	83,546
					283,546
Total Temporary Cash Investments (Cost $283,546)					283,546
Total Investments (113.6%) (Cost $7,189,304)					7,227,404
Other Assets and Liabilities-Net (-13.6%)					(864,361)
Net Assets (100%)					6,363,043

1 Securities with a value of $8,767,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,943,858	—
Temporary Cash Investments	—	283,546	—
Futures Contracts—Assets[1]	130	—	—
Futures Contracts—Liabilities1	(880)	—	—
Total	(750)	7,227,404	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2011	2,446	535,980	2,399
10-Year U.S. Treasury Note	June 2011	(2,442)	(295,825)	(4,773)
5-Year U.S. Treasury Note	June 2011	(1,084)	(128,420)	(1,923)
30-Year U.S. Treasury Note	June 2011	(1,017)	(124,455)	(2,468)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At April 30, 2011, the cost of investment securities for tax purposes was $7,189,304,000. Net unrealized appreciation of investment securities for tax purposes was $38,100,000, consisting of unrealized gains of $45,650,000 on securities that had risen in value since their purchase and $7,550,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2011

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 16, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.